UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of January 31, 2007

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Asia Equity Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 96.3%
	Common Stock — 96.3%
	China — 14.2%
808	Anhui Conch Cement Co., Ltd., Class H	2,726
7,000	Bank of Communications Co., Ltd., Class H	7,569
1,600	China Life Insurance Co., Ltd., Class H	4,699
7,000	China Petroleum & Chemical Corp., Class H	5,846
2,400	China Shenhua Energy Co., Ltd., Class H	5,876
5,000	China Sky Chemical Fibre Co., Ltd.	3,824
8,500	Dongfeng Motor Group Co., Ltd., Class H (a)	5,166
10,000	Industrial & Commercial Bank of China, Class H (a)	5,802
4,500	Synear Food Holdings Ltd. (a)	5,351

		46,859

	Hong Kong — 18.4%
2,000	BOC Hong Kong Holdings Ltd.	5,233
409	Cheung Kong Holdings Ltd.	5,402
800	China Mobile Ltd.	7,370
4,000	China Overseas Land & Investment Ltd.	4,450
6,790	CNPC Hong Kong Ltd.	3,408
600	Esprit Holdings Ltd.	6,103
1,500	Hang Lung Properties Ltd.	4,067
400	Hong Kong Exchanges and Clearing Ltd.	4,369
1,806	Hutchison Telecommunications International Ltd. (a)	4,334
1,750	Melco International Development	3,699
-(h)	Melco PBL Entertainment Macau Ltd. ADR (a)	8
3,000	Nine Dragons Paper Holdings Ltd.	5,105
600	Swire Pacific Ltd., Class A	6,906

		60,454

	Indonesia — 8.3%
3,588	Astra International TBK PT	5,873
5,300	Bank Rakyat Indonesia	3,099
25,000	Indofood Sukses Makmur TBK PT	4,660
8,000	Indosat TBK PT	5,265
24,000	Kalbe Farma TBK PT (a)	3,437
6,500	United Tractors TBK PT	4,842

		27,176

	Malaysia — 2.6%
650	IOI Corp., BHD	3,412
1,500	Tenaga Nasional BHD	5,275

		8,687

	Singapore — 9.1%
1,600	CapitaLand Ltd.	7,024
380	Keppel Corp., Ltd.	4,451
1,350	Keppel Land Ltd.	6,594
700	Oversea-Chinese Banking Corp.	3,610
3,000	SembCorp Industries Ltd.	8,386

		30,065

	South Korea — 22.6%
150	Doosan Heavy Industries and Construction Co., Ltd.	7,147
150	Halla Climate Control (a)	1,682
120	Hana Financial Group, Inc.	5,941
125	Hanjin Shipping Co., Ltd.	3,603
220	Hankook Tire Co., Ltd.	3,239
85	Hyundai Mobis (a)	6,935
60	Hyundai Motor Co.	4,294
15	KCC Corp.	3,871
220	LG Dacom Corp.	4,962
38	POSCO	13,357
31	Samsung Electronics Co., Ltd.	19,197

		74,228

	Taiwan — 18.4%
541	Catcher Technology Co., Ltd.	5,835
3,000	Cathay Financial Holding Co., Ltd.	6,671
8,000	Chang Hwa Commercial Bank (a)	5,528
1,000	Delta Electronics, Inc.	3,279
1,500	Formosa Chemicals & Fibre Corp.	2,678
1,287	HON HAI Precision Industry Co., Ltd.	8,840
750	InnoLux Display Corp. (a)	1,676
997	MediaTek, Inc.	10,950
673	Novatek Microelectronics Corp., Ltd.	3,343
5,665	Taiwan Semiconductor Manufacturing Co., Ltd.	11,687

		60,487

	United Kingdom — 2.7%
5,500	Gems TV Holdings Ltd. (a)	4,441
150	Standard Chartered plc	4,297

		8,738

	Total Common Stocks — 96.3%
	(Cost $246,402)	316,694
	Other Assets in Excess of Liabilities — 3.7%	12,058

	NET ASSETS — 100.0%	$328,752

Percentages indicated are based on net assets.

JPMorgan Asia Equity Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Summary of Investments By Industry, January 31, 2007

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets:

INDUSTRY	PERCENTAGE

Semiconductors & Semiconductor Equipment	13.7%
Commercial Banks	12.5
Real Estate Management & Development	10.5
Industrial Conglomerates	5.0
Automobiles	4.7
Oil, Gas & Consumable Fuels	4.6
Food Products	4.1
Metals & Mining	4.1
Electronic Equipment & Instruments	3.7
Auto Components	3.6
Wireless Telecommunication Services	3.6
Insurance	3.4
Diversified Telecommunication	3.1
Textiles, Apparel & Luxury Goods	2.5
Computers & Peripherals	2.3
Construction & Engineering	2.2
Specialty Retail	1.9
Electric Utilities	1.6
Paper & Forest Products	1.5
Machinery	1.5
Diversified Financial Services	1.3
Building Products	1.2
Marine	1.1
Pharmaceuticals	1.0
Other (less than 1.0%)	1.6

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$72,494
Aggregate gross unrealized depreciation		(2,202)

Net unrealized appreciation/depreciation		$70,292

Federal income tax cost of investments		$246,402

Abbreviations:

(a)	Non-income producing security.
(h)	Amount rounds to less than one thousand.
ADR	American Depository Receipt.

JPMorgan Emerging Markets Equity Fund

Schedule of Portfolio Investments
As of January, 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 98.0% (l)
	Common Stocks — 94.4%
	Argentina — 1.6%
155	Tenaris S.A. ADR	7,355

	Austria — 1.7%
50	Raiffeisen International Bank Holding AG	7,711

	Brazil — 12.1%
131	Cia de Bebidas das Americas ADR	6,801
576	Cia Vale do Rio Doce ADR	16,562
52	Gol Linhas Aereas Inteligentes S.A. ADR	1,575
280	Petroleo Brasileiro S.A. ADR	24,795
224	Ultrapar Participacoes S.A. ADR (i)	5,376

		55,109

	Chile — 1.0%
90	Banco Santander Chile S.A. ADR	4,465

	China — 1.2%
1,086	Anhui Conch Cement Co., Ltd., Class H	3,663
864	Tsingtao Brewery Co., Ltd., Class H	1,661

		5,324

	Egypt — 2.8%
181	Orascom Telecom Holding SAE	12,461

	Hong Kong — 4.8%
1,072	China Mobile Ltd.	9,871
593	Esprit Holdings Ltd.	6,026
2,455	GOME Electrical Appliances Holdings Ltd.	2,594
921	Yue Yuen Industrial Holdings	3,103

		21,594

	Hungary — 1.7%
61	OTP Bank Nyrt. ADR (e)	5,357
12	Richter Gedeon Nyrt. ADR (e)	2,367

		7,724

	India — 8.2%
903	Bharti Airtel Ltd. (a) (i)	14,497
143	Hero Honda Motors Ltd.	2,323
390	Housing Development Finance Corp. (i)	14,840
112	Infosys Technologies Ltd.	5,730

		37,390

	Indonesia — 2.5%
5,840	Bank Rakyat Indonesia	3,415
125	Telekomunikasi Indonesia TBK PT ADR	5,253
4,203	Unilever Indonesia TBK PT (i)	2,698

		11,366

	Israel — 1.1%
147	Teva Pharmaceutical Industries Ltd. ADR	5,154

	Malaysia — 0.9%
309	British American Tobacco Malaysia BHD	3,872

	Mexico — 9.1%
434	America Movil S.A. de C.V., Series L ADR	19,261
121	Fomento Economico Mexicano S.A. de C.V. ADR	14,478
1,925	Grupo Financiero Banorte S.A. de C.V.	7,658

		41,397

	Russia — 6.2%
60	Mobile Telesystems OJSC ADR	3,275
132	OAO Gazprom ADR	5,698
4	Sberbank (i)	11,799
86	Vimpel-Communications ADR (a)	7,311

		28,083

	South Africa — 12.8%
1,275	African Bank Investments Ltd.	5,140
82	Anglo American plc	3,834
2,328	FirstRand Ltd.	7,445
365	Impala Platinum Holdings Ltd.	10,563
127	Imperial Holdings Ltd. (a)	2,826
444	Massmart Holdings Ltd.	4,687
876	MTN Group Ltd.	10,571
2,429	Network Healthcare Holdings Ltd. (a)	4,935
2,405	Steinhoff International Holdings Ltd.	8,356

		58,357

	South Korea — 16.8%
201	Hana Financial Group, Inc.	9,956
57	Hyundai Mobis (a)	4,667
80	Hyundai Motor Co.	5,736
41	Kookmin Bank (a)	3,275
288	KT&G Corp. GDR (a) (e) (i)	8,767
25	POSCO	8,611
30	Samsung Electronics Co., Ltd.	18,414
23	Shinsegae Co., Ltd.	13,529
149	SK Telecom Co., Ltd. ADR	3,544

		76,499

	Taiwan — 6.7%
3,848	Chinatrust Financial Holding Co.	3,244
1,465	Chunghwa Telecom Co., Ltd.	2,817
1,768	HON HAI Precision Industry Co., Ltd.	12,149
530	President Chain Store Corp.	1,226
2,232	Taiwan Semiconductor Manufacturing Co., Ltd.	4,605
599	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,538

		30,579

	Turkey — 3.2%
402	Akbank TAS	2,632
148	Anadolu Efes Biracilik Ve Malt Sanayii AS	4,958

JPMorgan Emerging Markets Equity Fund

Schedule of Portfolio Investments
As of January, 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

242	Migros Turk TAS (a)	3,242
644	Turkcell Iletisim Hizmet AS	3,583

		14,415

	Total Common Stocks (Cost $278,975)	428,855

	Preferred Stocks — 3.6%
	Brazil — 2.5%
308	Banco Itau Holding Financeira S.A.	11,377

	South Korea — 1.1%
11	Samsung Electronics Co., Ltd.	5,052

	Total Preferred Stocks (Cost $10,735)	16,429

	Total Long-Term Investments (Cost $289,710)	445,284

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 2.3%
	Certificate of Deposit — 0.0% (g)
200	Barclays, New York, 5.33%, 02/14/07	200

	Repurchase Agreements — 2.3%
2,192	Banc of America Securities LLC, 5.32%, dated 01/31/07, due 02/01/07, repurchase price $2,192, collateralized by U.S. Government Agency Mortgages	2,192
2,000	Bear Stearns Cos., Inc., 5.31%, dated 01/31/07, due 02/01/07, repurchase price $2,000, collateralized by U.S. Government Agency Mortgages	2,000
2,000	HSBC Securities, Inc., 5.27%, dated 01/31/07, due 02/01/07, repurchase price $2,000, collateralized by U.S. Government Agency Mortgages	2,000
2,000	Lehman Brothers, Inc., 5.32%, dated 01/31/07, due 02/01/07, repurchase price $2,000, collateralized by U.S. Government Agency Mortgages	2,000
2,000	Morgan Stanley & Co., Inc., 5.29%, dated 01/31/07, due 02/01/07, repurchase price $2,000, collateralized by U.S. Government Agency Mortgages	2,000

		10,192

	Total Investments of Cash Collateral for Securities on Loan (Cost $10,392)	10,392

	Total Investments — 100.3% (Cost $300,102)	455,676

	Liabilities in Excess of Other Assets — (0.3)%	(1,325)
	NET ASSETS — 100.0%	$454,351

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security.

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)	All or a portion of these securities are segregated for current or potential holdings with the custodian for forward foreign currency contracts.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

Summary of Investments by Industry, January 31, 2007

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets:

Industry	Percentage

Wireless Telecommunication Services	18.5%
Commercial Banks	15.6
Metals & Mining	8.7
Oil, Gas & Consumable Fuels	7.9
Semiconductors & Semiconductor Equipment	7.6
Beverages	6.1
Food & Staples Retailing	5.0
Thrifts & Mortgage Finance	3.3
Diversified Financial Services	2.8
Tobacco	2.8
Electronic Equipment & Instruments	2.7
Specialty Retail	1.9
Automobiles	1.8
Diversified Telecommunication Services	1.8
Household Durables	1.8
Pharmaceuticals	1.7
Energy Equipment & Services	1.6
IT Services	1.3
Health Care Providers & Services	1.1
Auto Components	1.0
Other (less than 1.0%)	3.0
Investments of Cash Collateral for Securities on Loan	2.3

JPMorgan Emerging Markets Equity Fund

Schedule of Portfolio Investments
As of January, 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$156,286
Aggregate gross unrealized depreciation	(712)

Net unrealized appreciation	$155,574

Federal income tax cost of investments	$300,102

JPMorgan Intrepid European Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 93.0% (l)
	Common Stocks — 93.0%
	Austria — 0.4%
57	Oesterreichische Post AG (a)	2,755

	Belgium — 1.4%
38	Delhaize Group	3,152
75	Fortis	3,169
22	Umicore	3,840

		10,161

	Denmark — 0.2%
3	Sjaelso Gruppen	1,143

	Finland — 1.1%
106	Metso OYJ	5,636
96	Nokia OYJ	2,122

		7,758

	France — 11.6%
117	Air France-KLM	5,289
21	Alstom (a)	2,612
21	Assurances Generales de France	3,453
32	Cap Gemini S.A.	2,034
14	Ciments Francais S.A.	2,985
100	Credit Agricole S.A.	4,320
419	France Telecom S.A.	11,634
76	Gaz de France S.A.	3,268
83	Icade (a)	5,307
27	Nexity	2,244
1,133	Rhodia S.A. (a)	4,084
105	Sanofi-Aventis	9,286
42	Schneider Electric S.A.	5,087
836	SCOR	2,288
19	Societe Generale	3,312
48	Suez S.A.	2,347
26	Total S.A.	1,761
43	Valeo S.A.	1,962
8	Vallourec	2,053
24	Vinci S.A.	3,335
108	Vivendi	4,447

		83,108

	Germany — 10.7%
237	Air Berlin plc (a)	4,943
34	Allianz SE	6,817
94	Bayer AG	5,540
133	Commerzbank AG	5,619
57	DaimlerChrysler AG	3,566
60	Deutsche Bank AG	8,531
110	Deutsche Post AG	3,395
51	E.ON AG	6,951
27	Fresenius Medical Care AG & Co. KGaA	3,686
37	Heidelberger Druckmaschinen AG	1,573
81	MTU Aero Engines Holding AG	4,360
11	Muenchener Rueckversicherungs AG	1,778
158	Siemens AG	17,430
32	Vossloh AG	2,513

		76,702

	Greece — 1.0%
199	Hellenic Petroleum S.A.	2,918
70	Motor Oil Hellas Corinth Refineries S.A.	1,879
41	National Bank of Greece S.A.	2,161

		6,958

	Ireland — 1.2%
553	AER Lingus (a)	2,018
423	C&C Group plc	6,281

		8,299

	Italy — 7.4%
1,023	AEM S.p.A.	3,311
121	Biesse S.p.A	2,682
694	Capitalia S.p.A.	6,255
1,465	Enel S.p.A.	15,545
204	ENI S.p.A.	6,566
115	ERG S.p.A	2,575
139	Fiat S.p.A. (a)	3,025
668	Intesa Sanpaolo S.p.A.	5,051
240	Milano Assicurazioni S.p.A	1,922
431	Risanamento S.p.A.	4,310
579	Terna-Rete Elettrica Nationale S.p.A.	2,011

		53,253

JPMorgan Intrepid European Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Netherlands — 5.6%
112	Akzo Nobel N.V.	7,033
372	Hagemeyer N.V. (a)	1,728
102	ING Groep N.V. CVA	4,484
54	Koninklijke Philips Electronics N.V.	2,098
47	Mittal Steel Co. N.V.	2,185
81	Royal Dutch Shell plc, Class B	2,708
161	Royal KPN N.V.	2,333
79	Smit Internationale N.V.	4,769
192	Unilever N.V.	5,131
170	Vedior N.V. CVA	3,519
216	Wavin N.V. (a)	4,269

		40,257

	Norway — 5.2%
56	Aker Yards ASA	4,466
85	Cermaq ASA	1,391
215	DNB NOR ASA	3,238
90	Orkla ASA	5,444
3,751	Marine Harvest ASA (a)	4,047
385	Petroleum Geo-Services ASA (a)	9,061
114	Telenor ASA	2,335
361	TGS Nopec Geophysical Co. ASA (a)	7,371

		37,353

	Portugal — 1.3%
1,346	Banco Comercial Portugues S.A., Class R	4,995
810	Energias de Portugal S.A.	4,058

		9,053

	Spain — 2.3%
141	Banco Bilbao Vizcaya Argentaria S.A.	3,527
380	Banco Santander Central Hispano S.A.	7,233
126	Gamesa Corp. Tecnologica S.A.	3,459
20	Grupo Ferrovial S.A.	1,980

		16,199

	Sweden — 3.3%
328	Boliden AB, Class B	7,724
195	Lindex AB	2,698
147	Saab AB, Class B	4,362
97	Svenska Cellulosa AB, Class B	5,178
495	TeliaSonera AB	3,987

		23,949

	Switzerland — 7.5%
57	Baloise Holding AG	5,838
5	Banque Cantonale Vaudoise	2,678
4	Barry Callebaut AG (a)	2,192
11	Helvetia Holding AG	4,477
17	Nestle S.A.	6,349
103	Novartis AG	5,938
62	Roche Holding AG	11,684
8	Swiss Life Holding (a)	1,932
23	Swiss Reinsurance, Class R	1,942
56	Xstrata plc	2,634
31	Zurich Financial Services AG	8,317

		53,981

	Turkey — 0.7%
564	Turkiye Garanti Bankasi ASA	2,181
1,050	Turkiye Vakiflar Bankasi Tao	2,777

		4,958

	United Kingdom — 32.1%
538	Amlin plc	3,235
104	Anglo American plc	4,868
140	Arriva plc	1,984
431	Ashtead Group plc	1,479
66	AstraZeneca plc	3,702
520	Aviva plc	8,417
826	Babcock International Group	6,672
273	Barclays plc	3,980
137	Barratt Developments plc	3,201
507	BG Group plc	6,703
101	BHP Billiton plc	1,898
449	Brit Insurance Holdings plc	2,834
181	British American Tobacco plc	5,500
120	British Energy Group plc (a)	1,039
183	British Land Co. plc	5,672
106	British Polythene Industries	1,050
88	Cairn Energy plc (a)	2,899
343	Centrica plc	2,508
1,385	Charlemagne Capital Ltd.	2,011
391	Charter plc (a)	6,567
326	Corus Group plc	3,874
174	Dairy Crest Group plc	2,288
161	De La Rue plc	2,084
442	DSG International plc	1,471
1,049	Elementis plc	1,687
348	EMI Group plc	1,689
463	F&C Asset Management plc	1,562
668	GKN plc	4,219
551	GlaxoSmithKline plc	14,883

JPMorgan Intrepid European Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

1,082	HSBC Holdings plc	19,723
253	Imperial Chemical Industries plc	2,282
1,403	International Power plc	9,973
244	Invensys plc (a)	1,434
461	Jessops plc	1,003
114	Land Securities Group plc	4,831
429	Lloyds TSB Group plc	4,932
246	Marks & Spencer Group plc	3,276
144	National Express Group plc	3,009
239	National Grid plc	3,613
51	Next plc	1,959
77	Premier Oil plc (a)	1,746
265	Prudential plc	3,586
189	Rexam plc	2,006
264	RHM plc (a)	2,044
750	Royal & Sun Alliance Insurance Group plc	2,377
177	Scottish & Newcastle plc	1,890
121	Scottish & Southern Energy plc	3,582
438	Scottish Power plc	6,461
65	Severfield-Rowen plc	2,141
193	SIG plc	4,425
177	Smiths Group plc	3,714
71	Standard Chartered plc	2,049
210	Tate & Lyle plc	2,432
5	TI Automotive Ltd., Class A (a) (i)	-(h)
96	Travis Perkins plc	3,763
383	Tullow Oil plc	3,002
224	United Utilities plc	3,377
94	Vedanta Resources plc	2,153
3,772	Vodafone Group plc	11,037
146	WPP Group plc	2,155

		229,951

	Total Common Stocks (Cost $537,619)	665,838

Number of Rights

	Rights — 0.0% (g)
	France — 0.0% (g)
139	Credit Agricole S.A. (a) (Cost $-(h))	116

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 14.1%
	Certificates of Deposit — 2.0%
3,000	Barclays, New York, 5.33%, 04/02/07	3,000
700	Deutsche Bank, New York, FRN, 5.41%, 01/22/08	700
5,000	Norinchukin Bank, New York, 5.35%, 02/27/07	5,000
700	Societe Generale, New York, FRN, 5.31%, 06/20/07	700
5,000	Toronto Dominion, New York, FRN, 5.32%, 05/29/07	5,000

		14,400

	Commercial Paper — 0.4%
2,962	Citigroup Funding, Inc., 5.35%, 03/23/07	2,962

	Repurchase Agreements — 11.0%
21,365	Banc of America Securities LLC, 5.32%, dated 01/31/07, due 02/01/07, repurchased price $21,368, collateralized by U.S. Government Agency Mortgages	21,365
19,000	Bear Stearns & Co., Inc., 5.31%, dated 01/31/07, due 02/01/07, repurchased price $19,003, collateralized by U.S. Government Agency Mortgages	19,000
18,500	HSBC Securities, Inc., 5.27%, dated 01/31/07, due 02/01/07, repurchased price $18,503, collateralized by U.S. Government Agency Mortgages	18,500
20,000	Lehman Brothers, Inc., 5.32%, dated 01/31/07, due 02/01/07, repurchased price $20,003, collateralized by U.S. Government Agency Mortgages	20,000

		78,865

	Time Deposit — 0.7%
4,500	Sun Trust Bank, Atlanta, FRN, 5.33%, 07/30/07	4,500

	Total Investments of Cash Collateral for Securities on Loan (Cost $100,727)	100,727

	Total Investments — 107.1% (Cost $638,346)	766,681
	Liabilities in Excess of Other Assets — (7.1)%	(50,525)

	NET ASSETS — 100.0%	$716,156

Percentages indicated are based on net assets.

JPMorgan Intrepid European Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Summary of Investments by Industry, January 31, 2007

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets:

INDUSTRY	PERCENTAGE

Commercial Banks	11.7%
Insurance	8.3
Pharmaceuticals	6.4
Electric Utilities	5.5
Oil, Gas & Consumable Fuels	4.6
Machinery	3.8
Industrial Conglomerates	3.7
Food Products	3.6
Metals & Mining	3.5
Chemicals	3.4
Diversified Telecommunication Services	2.8
Energy Equipment & Services	2.3
Multi-Utilities	2.1
Airlines	1.7
Capital Markets	1.7
Commercial Services & Supplies	1.7
Construction & Engineering	1.6
Electrical Equipment	1.6
Trading Companies & Distributors	1.6
Real Estate Investment Trusts (REITs)	1.5
Wireless Telecommunication Services	1.5
Independent Power Producers & Energy Traders	1.4
Real Estate Management & Development	1.3
Aerospace & Defense	1.2
Beverages	1.2
Household Durables	1.2
Media	1.2
Diversified Financial Services	1.1
Other (less than 1.0%)	9.8
Investments of Cash Collateral for Securities on Loan	14.1

JPMorgan Intrepid European Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Futures Contracts
(Amounts in thousands, except for number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/07 (USD)	UNREALIZED APPRECIATION (DEPRECIATION) (USD)

	Long Futures Outstanding
253	Dow Jones Euro Stoxx Index	March, 2007	$13,826	$160
56	FTSE 100 Index	March, 2007	6,807	(6)

				$154

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$130,544
Aggregate gross unrealized depreciation	(2,209)

Net unrealized appreciation	$128,335

Federal income tax cost of investments	$638,346

ABBREVIATIONS:

(a)	Non-income producing security.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	All or a portion of these securities are segregated for current or potential holdings with the custodian for forward foreign currency contracts.

CVA	Dutch Certificate
FRN	Floating Rate Note. The rate shown is the rate in effect as of January 31, 2007.
USD	United States Dollar

JPMorgan Intrepid International Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.2% (l)
	Common Stocks — 98.5%
	Australia — 3.4%
230	Aquarius Platinum Ltd.	6,030
981	AXA Asia Pacific Holdings Ltd.	5,521
238	Babcock & Brown Ltd.	4,830
616	BHP Billiton Ltd.	12,615
143	Commonwealth Bank of Australia	5,558
207	QBE Insurance Group Ltd.	4,978
338	Southern Pacific Petroleum NL (a) (i)	-(h)
276	Zinifex Ltd.	3,583

		43,115

	Austria — 0.4%
87	Voestalpine AG	5,051

	Belgium — 0.8%
131	Fortis	5,517
77	InBev N.V.	4,959

		10,476

	Brazil — 0.8%
155	Cia Vale do Rio Doce ADR	5,267
62	Petroleo Brasileiro S.A. ADR	5,517

		10,784

	Denmark — 0.8%
47	Carlsberg A/S, Class B	4,830
97	Sydbank A/S	4,988

		9,818

	Finland — 2.8%
128	Elisa OYJ	3,770
102	Kesko OYJ, Class B	5,453
108	Metso OYJ	5,746
399	Nokia OYJ	8,830
206	Sampo OYJ, Class A	5,655
106	Wartsila OYJ, Class B	6,075

		35,529

	France — 8.6%
96	Air France-KLM	4,336
141	AXA S.A.	5,987
72	BNP Paribas	8,043
72	Cap Gemini S.A.	4,625
60	Cie de Saint-Gobain	5,660
75	Credit Agricole S.A.	3,212
31	Groupe Danone	4,824
102	Ipsen	4,635
36	Lafarge S.A.	5,597
50	Nexans S.A.	6,870
29	Renault S.A.	3,589
95	Sanofi-Aventis	8,335
44	Schneider Electric S.A.	5,343
32	Societe Generale	5,768
116	Suez S.A.	5,700
185	Total S.A.	12,548
20	Unibail	4,992
17	Vallourec S.A.	4,323
130	Vivendi S.A.	5,376

		109,763

JPMorgan Intrepid International Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Germany — 6.2%
31	Allianz SE	6,300
44	BASF AG	4,245
39	Deutsche Bank AG	5,569
187	Deutsche Lufthansa AG	5,240
147	Deutsche Telekom AG	2,593
41	E.ON AG	5,582
42	Henkel KGaA	5,759
49	Linde AG	5,255
59	MAN AG	6,223
43	Merck KGaA	5,051
24	Muenchener Rueckversicherungs AG	3,731
28	Salzgitter AG	3,546
71	Siemens AG	7,896
133	Symrise AG (a)	3,510
96	ThyssenKrupp AG	4,536
32	Volkswagen AG	3,562

		78,598

	Greece — 0.9%
128	Babis Vovos International Construction S.A.	5,253
156	Piraeus Bank S.A.	5,615

		10,868

	Hong Kong — 1.9%
562	China Mobile Ltd.	5,173
3,412	China Resources Power Holdings Co.	5,347
752	Henderson Land Development Co., Ltd.	4,356
452	Swire Pacific Ltd., Class A	5,202
1,150	Wharf Holdings Ltd.	4,252

		24,330

	India — 1.0%
131	Dr Reddy’s Laboratories Ltd. ADR	2,204
82	Infosys Technologies Ltd. ADR	4,772
84	Reliance Industries Ltd. GDR (e)	5,168

		12,144

	Ireland — 1.1%
172	Allied Irish Banks plc	4,949
221	Bank of Ireland	4,946
141	Kingspan Group plc	3,559

		13,454

	Italy — 3.3%
279	Banca Popolare di Milano S.c.a.r.l.	4,693
510	Enel S.p.A.	5,410
156	ENI S.p.A.	5,042
233	Fiat S.p.A. (a)	5,086
144	Fondiaria-Sai S.p.A	4,818
776	Intesa Sanpaolo S.p.A.	5,864
1,866	Telecom Italia S.p.A. RNC	4,687
742	UniCredito Italiano S.p.A.	6,890

		42,490

	Japan — 23.3%
318	Brother Industries Ltd.	4,435
97	Canon, Inc.	5,124
165	Daiichi Sankyo Co., Ltd.	4,610
89	Eisai Co., Ltd.	4,550
191	Futaba Industrial Co., Ltd.	4,709
111	Hisamitsu Pharmaceutical Co., Inc.	3,240
204	Hokkaido Electric Power Co., Inc.	5,142

JPMorgan Intrepid International Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

151	Honda Motor Co., Ltd.	5,950
1,008	Isuzu Motors Ltd.	5,070
529	Itochu Corp.	4,643
1	Japan Tobacco, Inc.	5,413
110	JFE Holdings, Inc.	6,129
132	Joint Corp.	4,870
599	Kawasaki Kisen Kaisha Ltd.	5,192
1	KDDI Corp.	5,267
247	Komatsu Ltd.	5,248
51	Kyocera Corp.	4,745
197	Kyushu Electric Power Co., Inc.	5,538
122	Makita Corp.	4,254
220	Mitsubishi Corp.	4,470
514	Mitsubishi Electric Corp.	4,668
417	Mitsubishi Gas Chemical Co., Inc.	4,452
1	Mitsubishi Toyko UFJ Financial Group, Inc.	11,843
320	Mitsui & Co., Ltd.	5,123
203	Mitsui Fudosan Co., Ltd.	5,289
501	Mitsui OSK Lines Ltd.	5,222
436	Mitsui Trust Holdings, Inc.	4,794
100	Mitsumi Electric Co., Ltd.	2,378
1	Mizuho Financial Group, Inc.	6,708
220	Nikon Corp.	4,924
22	Nintendo Co., Ltd.	6,519
953	Nippon Steel Corp.	5,633
1	Nippon Telegraph & Telephone Corp.	4,958
392	Nissan Motor Co., Ltd.	4,907
187	Nissin Kogyo Co., Ltd.	5,033
258	Nomura Holdings, Inc.	5,285
27	Nomura Research Institute Ltd.	4,262
536	NSK Ltd.	4,920
461	NTN Corp.	4,179
131	Olympus Corp.	4,195
17	Orix Corp.	4,874
2	Resona Holdings, Inc.	4,326
286	Sekisui House Ltd.	4,030
160	Shimachu Co., Ltd.	4,427
67	Shin-Etsu Chemical Co., Ltd.	4,344
104	Shoei Co., Ltd.	2,855
80	Sony Corp.	3,695
108	Sumco Corp.	3,914
551	Sumitomo Chemical Co., Ltd.	4,269
316	Sumitomo Corp.	4,917
565	Sumitomo Trust & Banking Co., Ltd. (The)	6,076
135	Suzuki Motor Corp.	3,894
1,011	Taiheiyo Cement Corp.	4,589
128	Taiyo Yuden Co., Ltd.	2,453
110	Terumo Corp.	4,449
129	Tokyo Electric Power Co., Inc. (The)	4,390
258	Toyota Motor Corp.	16,995
83	UFJ Central Leasing Co., Ltd.	4,091
692	Yokohama Rubber Co., Ltd. (The)	3,986

		296,465

	Luxembourg — 0.3%
183	Tenaris S.A.	4,393

	Mexico — 1.2%
118	America Movil S.A. de C.V., Series L ADR	5,242
40	Fomento Economico Mexicano S.A. de C.V. ADR	4,756
174	Grupo Televisa S.A. ADR	5,119

		15,117

JPMorgan Intrepid International Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Netherlands — 3.9%
190	ASML Holding N.V. (a)	4,827
44	Hunter Douglas N.V.	3,612
186	ING Groep N.V. CVA	8,177
155	Koninklijke Philips Electronics N.V.	6,066
63	Nutreco Holding N.V.	4,333
543	Royal Dutch Shell plc, Class B	18,261
280	Royal KPN N.V.	4,043

		49,319

	Norway — 1.7%
170	Norsk Hydro ASA	5,550
92	Orkla ASA	5,561
275	Telenor ASA	5,619
189	Yara International ASA	5,054

		21,784

	Portugal — 0.4%
971	Energias de Portugal S.A.	4,859

	Russia — 0.2%
19	MMC Norilsk Nickel ADR	3,114

	Singapore — 0.8%
1,245	CapitaLand Ltd.	5,465
2,243	Singapore Telecommunications Ltd.	5,125

		10,590

	South Korea — 0.4%
16	Samsung Electronics Co., Ltd. GDR (e)	4,821

	Spain — 4.2%
127	Abengoa S.A.	4,964
352	Banco Bilbao Vizcaya Argentaria S.A.	8,795
543	Banco Santander Central Hispano S.A.	10,332
1,186	Corp. Mapfre S.A.	5,961
94	Endesa S.A.	4,736
47	Fomento de Construcciones y Contratas S.A.	4,920
143	Repsol YPF S.A.	4,719
390	Telefonica S.A.	8,544

		52,971

	Sweden — 2.0%
133	Alfa Laval AB	6,283
314	Nordea Bank AB	4,928
130	Swedbank AB, Class A	4,940
1,336	Telefonaktiebolaget LM Ericsson, Class B	5,318
581	TeliaSonera AB	4,672

		26,141

	Switzerland — 8.9%
315	ABB Ltd.	5,604
17	Actelion Ltd. (a)	4,116
138	Credit Suisse Group	9,773
3	Geberit AG	4,482
57	Holcim Ltd.	5,631
43	Julius Baer Holding AG	5,157
36	Nestle S.A.	13,192
176	Novartis AG	10,136
61	Petroplus Holdings AG (a)	3,900
65	Roche Holding AG	12,250
11	St Galler Kantonalbank	5,091
21	Swatch Group AG	5,003
22	Swiss Life Holding	5,527
12	Swisscom AG	4,555
178	UBS AG	11,164

JPMorgan Intrepid International Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

60	Xstrata plc	2,814
21	Zurich Financial Services AG	5,608

		114,003

	Taiwan — 0.7%
313	HON HAI Precision Industry GDR	4,273
437	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,766

		9,039

	United Kingdom — 18.5%
259	3i Group plc	5,386
317	Alliance Boots plc	5,037
917	Amlin plc	5,513
69	Anglo American plc	3,205
173	AstraZeneca plc	9,692
312	Aviva plc	5,047
476	Barclays plc	6,938
221	Barratt Developments plc	5,147
148	Bellway plc	4,121
213	BG Group plc	2,819
849	BP plc	8,982
538	Bradford & Bingley plc	4,845
330	British Airways plc (a)	3,503
189	British Land Co. plc	5,851
929	BT Group plc	5,615
490	Centrica plc	3,591
453	GlaxoSmithKline plc	12,228
200	Hammerson plc	5,788
265	HBOS plc	5,804
981	HSBC Holdings plc	17,875
348	Hunting plc	4,019
676	International Power plc	4,806
280	Investec plc	3,446
102	Land Securities Group plc	4,293
1,900	Legal & General Group plc	5,808
583	Man Group plc	6,154
323	Marks & Spencer Group plc	4,300
618	Marston’s plc	5,207
388	Mitchells & Butlers plc	5,319
415	National Grid plc	6,276
222	Punch Taverns plc	5,005
1,942	Royal & Sun Alliance Insurance Group plc	6,157
276	Royal Bank of Scotland Group plc	11,100
162	Shire plc	3,423
322	Smith & Nephew plc	3,623
192	Standard Chartered plc	5,541
604	Tesco plc	4,981
5,039	Vodafone Group plc	14,744
700	Wm Morrison Supermarkets plc	3,892

		235,081

	Total Common Stocks (Cost $1,071,153)	1,254,117

	Preferred Stocks — 0.7%
	Germany — 0.7%
22	Fresenius AG	4,641
3	Porsche AG	4,311

	Total Preferred Stocks (Cost $8,093)	8,952

	Total Long-Term Investments (Cost $1,079,246)	1,263,069

JPMorgan Intrepid International Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

No. of Rights

	Rights — 0.0% (g)
	Germany — 0.0% (g)
6	Merck KGaA (a) (Cost -(h))	12

	Total Investments — 99.2% (Cost $1,079,246)	1,263,081
	Other Assets in Excess of Liabilities — 0.8%	10,193

	NET ASSETS — 100.0%	$1,273,274

Percentages indicated are based on net assets.

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$191,898
Aggregate gross unrealized depreciation	(8,063)

Net unrealized appreciation/depreciation	$183,835

Federal income tax cost of investments	$1,079,246

Summary of Investments by Industry, January 31, 2007

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets:

INDUSTRY	PERCENTAGE

Commercial Banks	13.8
Pharmaceuticals	6.3
Insurance	6.0
Oil, Gas & Consumable Fuels	6.0
Metals & Mining	4.8
Diversified Telecommunication Services	4.3
Automobiles	4.2
Capital Markets	4.1
Machinery	3.4
Real Estate Management & Development	2.9
Electric Utilities	2.8
Household Durables	2.4
Wireless Telecommunication Services	2.4
Chemicals	2.2
Food Products	2.0
Trading Companies & Distributors	1.8
Electrical Equipment	1.8
Real Estate Investments Trusts	1.6
Beverages	1.6
Food & Staples Retailing	1.5
Diversified Financial Services	1.5
Semiconductors & Semiconductor Equipment	1.4
Healthcare Equipment	1.3
Construction Materials	1.2
Multi-Utilities	1.2
Communications Equipment	1.1
Auto Components	1.1
Building Products	1.1
IT Services	1.1
Industrial Conglomerates	1.1
Airlines	1.0
Other (Less than 1.0%)	10.2

JPMorgan Intrepid International Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Abbreviations:

(a)	Non-income producing security.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	All or a portion of these securities are segregated for current or potential holdings with the custodian for forward foreign currency contracts.
ADR	American Depositary Receipt
CVA	Dutch Certification
GDR	Global Depositary Receipt
RNC	Risparmio Non-Convertible Savings Shares

JPMorgan International Growth Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 97.8% (l)
	Common Stocks — 97.8%
	Australia — 4.4%
15	Aditya Birla Minerals Ltd. (a)	27
4	BHP Billiton Ltd.	86
2	Zinifex Ltd.	29

		142

	Brazil — 1.2%
-(h)	Petroleo Brasileiro S.A. ADR	39

	China — 1.1%
12	China Life Insurance Co. Ltd., Class H	35

	France — 8.2%
1	Accor S.A.	57
-(h)	BNP Paribas	38
-(h)	Pernod-Ricard S.A.	51
-(h)	Sanofi-Aventis	37
1	Total S.A.	84

		267

	Germany — 3.9%
1	Adidas AG	30
1	Fraport AG Frankfurt Airport Services Worldwide AG	43
1	SAP AG	53

		126

	Hong Kong — 4.2%
7	Esprit Holdings Ltd.	66
11	Hang Lung Properties Ltd.	30
19	Melco International Development Ltd.	40

		136

	Italy — 5.0%
9	Intesa Sanpaolo S.p.A.	68
8	Piaggio & C S.p.A. (a)	33
6	UniCredito Italiano S.p.A.	60

		161

	Japan — 21.1%
-(h)	Ardepro Co., Ltd.	27
1	Astellas Pharma, Inc.	38
1	Canon, Inc.	37
1	Credit Saison Co., Ltd.	22
-(h)	Fullcast Co., Ltd.	33
1	Honeys Co., Ltd.	30
1	Hoya Corp.	36
-(h)	Mitsubishi UFJ Financial Group, Inc.	85
3	Mitsui Trust Holdings, Inc.	33
-(h)	Nidec Corp.	28
1	Nitto Denko Corp.	39
-(h)	Orix Corp.	32
-(h)	SMC Corp.	43
1	Sony Corp.	65
3	Sumitomo Corp.	39
-(h)	Sumitomo Mitsui Financial Group, Inc.	61
3	Tokyo Tatemono Co., Ltd.	37

		685

	Luxembourg — 1.2%
2	SES Global S.A. FDR	40

	Mexico — 2.4%
1	America Movil S.A. de C.V., Series L ADR	37
-(h)	Fomento Economico Mexicano S.A. de C.V. ADR	42

		79

	Netherlands — 4.3%
2	ASML Holding N.V. (a)	39
2	Endemol N.V.	52
1	Royal Numico N.V.	48

		139

	South Korea — 0.9%
-(h)	Samsung Electronics Co., Ltd. GDR (e)	28

	Spain — 2.0%
3	Banco Bilbao Vizcaya Argentaria S.A.	66

	Sweden — 2.3%
19	Telefonaktiebolaget LM Ericsson, Class B	74

	Switzerland — 13.6%
-(h)	Adecco S.A.	32
1	EFG International (a)	39
1	Kuehne & Nagel International AG	42
2	Novartis AG	104

JPMorgan International Growth Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

-(h)	Panalpina Welttransport Holding AG	48
1	Roche Holding AG	112
1	UBS AG	64

		441

	United Kingdom — 22.0%
3	Barclays plc	41
4	BG Group plc	57
1	BHP Billiton plc	15
5	Burberry Group plc	60
2	Clipper Windpower plc (a)	28
4	GlaxoSmithKline plc	110
2	HSBC Holdings plc	44
3	Intertek Group plc	44
6	Kingfisher plc	29
3	Playtech Ltd.	15
4	Smith & Nephew plc	50
2	Standard Chartered plc	46
8	Tesco plc	65
2	Wolseley plc	54
4	WPP Group plc	53

		711

	Total Common Stocks (Cost $2,259)	3,169

	Preferred Stock — 1.1%
	Germany — 1.1%
-(h)	Porsche AG (Cost $10)	36

	Total Investments — 98.9% (Cost $2,269)	3,205
	Other Assets In Excess of Liabilities — 1.1%	35

	NET ASSETS — 100.0%	$3,240

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2007

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets.

INDUSTRY	PERCENTAGES

Commercial Banks	16.8%
Pharmaceuticals	12.4
Oil, Gas & Consumable Fuels	5.5
Metals & Mining	4.8
Media	4.5
Specialty Retail	3.9
Commercial Services & Supplies	3.4
Capital Markets	3.2
Real Estate Management & Development	2.9
Trading Companies & Distributors	2.9
Beverages	2.9
Textiles, Apparel & Luxury Goods	2.8
Communications Equipment	2.3
Automobiles	2.1
Software	2.1
Semiconductors & Semiconductor Equipment	2.1
Electronic Equipment & Instruments	2.0
Household Durables	2.0
Food & Staples Retailing	2.0
Hotels, Restaurants & Leisure	1.7
Consumer Finance	1.6
Health Care Equipment & Supplies	1.5
Air Freight & Logistics	1.5
Food Products	1.5
Transportation Infrastructure	1.3
Machinery	1.3
Marine	1.3
Industrial Conglomerates	1.2
Chemicals	1.2
Office Electronics	1.1
Wireless Telecommunication Services	1.1
Insurance	1.1
Other (less than 1.0%)	0.9

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$957
Aggregate gross unrealized depreciation	(21)

Net unrealized appreciation/depreciation	$936

Federal income tax cost of investments	$2,269

JPMorgan International Growth Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

ABBREVIATIONS:

(a)	Non-income producing security.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(h)	Amount rounds to less than one thousand.
(l)	All or a portion of these securities are segregated for current or potential holdings with the custodian for forward foreign currency contracts.
ADR	American Depositairy Receipt
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt

JPMorgan International Equity Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.7% (l)
	Common Stocks — 99.7%
	Argentina — 0.0% (g)
55	IMPSAT Fiber Networks, Inc. (a) (i)	- (h)

	Australia — 1.2%
2,611	BHP Billiton Ltd.	53,472

	Belgium — 1.9%
1588	Dexia	47,239
871	Fortis	36,673

		83,912

	Brazil — 2.3%
1,911	Cia Vale do Rio Doce ADR	64,846
364	Petroleo Brasileiro S.A. ADR	35,815

		100,661

	Finland — 1.4%
2,888	Nokia OYJ	63,869

	France — 14.6%
433	Accor S.A.	36,058
1,894	AXA S.A.	80,325
696	BNP Paribas	77,932
898	Cie de Saint-Gobain	85,119
450	Imerys S.A.	42,739
410	Lafarge S.A.	63,052
115	Pernod-Ricard S.A.	23,673
730	Sanofi-Aventis	64,321
2,518	Total S.A.	171,139

		644,358

	Germany — 4.1%
358	BASF AG	34,638
301	Bayerische Motoren Werke AG	18,446
1,589	Deutsche Post AG	49,033
16	Linde AG	1,754
546	SAP AG	25,327
471	Siemens AG	52,114

		181,312

	Hong Kong — 1.2%
5,314	Esprit Holdings Ltd.	54,049

	Ireland — 0.8%
1595	Bank of Ireland	35,770

	Italy — 5.9%
4,121	ENI S.p.A.	132,817
4,999	Intesa Sanpaolo S.p.A.	37,790
1,910	Mediaset S.p.A.	23,099
6,943	UniCredito Italiano S.p.A.	64,495

		258,201

	Japan — 21.9%
1,130	Astellas Pharma, Inc.	48,212
4,279	Bank of Yokohama Ltd. (The)	34,730
1,000	Canon, Inc.	52,792
679	Credit Saison Co., Ltd.	24,481
993	Daikin Industries Ltd.	32,953
190	Hirose Electric Co., Ltd.	22,646
1,472	Honda Motor Co., Ltd.	57,854
1,363	Hoya Corp.	49,693
2,665	Mitsubishi Corp.	54,157
6	Mitsubishi Tokyo UFJ Financial Group, Inc.	73,920
1,740	Mitsui Fudosan Co., Ltd.	45,336
6	Mizuho Financial Group, Inc.	43,966
471	Nidec Corp.	33,292
2,288	Nikko Cordial Corp.	22,560
1,831	Nissan Motor Co., Ltd.	22,899
699	Nitto Denko Corp.	34,380
1,257	Nomura Holdings, Inc.	25,719
1,302	Seven & I Holdings Co., Ltd.	39,204
715	Shin-Etsu Chemical Co., Ltd.	46,660
264	SMC Corp.	37,738
930	Sony Corp.	42,945
3,797	Sumitomo Corp.	59,095
6	Sumitomo Mitsui Financial Group, Inc.	62,575

		967,807

	Mexico — 0.6%
203	Fomento Economico Mexicano S.A. de C.V. ADR	24,363

	Netherlands — 4.2%
1,204	ING Groep N.V. CVA	52,889

JPMorgan International Equity Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

1,189	Koninklijke Philips Electronics N.V.	46,476
2,337	Reed Elsevier N.V.	41,022
1,436	Wolters Kluwer N.V.	43,176
9	World Online International N.V. (a) (i)	- (h)

		183,563

	South Korea — 0.8%
112	Samsung Electronics Co., Ltd. GDR (e)	34,535

	Spain — 2.3%
703	Altadis S.A.	37,821
2,544	Banco Bilbao Vizcaya Argentaria S.A.	63,599

		101,420

	Sweden — 1.5%
16,815	Telefonaktiebolaget LM Ericsson, Class B	66,914

	Switzerland — 11.5%
601	Adecco S.A.	38,747
673	Holcim Ltd.	66,885
221	Nestle S.A.	81,048
1,373	Novartis AG	79,178
451	Roche Holding AG	84,876
1,646	UBS AG	103,497
197	Zurich Financial Services AG	53,119

		507,350

	United Kingdom — 23.5%
5,600	Barclays plc	81,709
3,192	BG Group plc	42,168
654	BHP Billiton plc	12,308
1,425	British Land Co. plc	44,138
1,769	Burberry Group plc	23,005
5,751	Centrica plc	42,110
3,354	GlaxoSmithKline plc	90,565
7,892	HSBC Holdings plc	144,059
7,551	Kingfisher plc	35,581
978	Royal Bank of Scotland Group plc	39,392
1,361	Schroders plc	29,345
3,587	Smith & Nephew plc	40,413
1,626	Standard Chartered plc	46,920
12,191	Tesco plc	100,456
266	TI Automotive Ltd., Class A (a) (i)	- (h)

32,237	Vodafone Group plc	94,330
9,373	Wm Morrison Supermarkets plc	52,091
2,607	Wolseley plc	68,139
3,576	WPP Group plc	52,671

		1,039,400

	Total Common Stocks (Cost $3,078,677)	4,400,956

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 14.6%
	Certificates of Deposit — 7.7%
33,995	Bank of Nova Scotia, New York, FRN, 5.29%, 05/21/07	33,995
30,000	Barclays, New York, 5.33%, 04/02/07	30,000
37,091	Canadian Imperial Bank, New York, FRN, 5.37%, 02/14/08	37,091
25,000	CIC, New York, FRN, 5.34%, 05/29/07	25,000
25,000	Comerica Bank, New York, FRN, 5.30%, 08/24/07	25,000
7,275	Deutsche Bank, New York, FRN, 5.41%, 01/22/08	7,275
24,996	Dexia Bank, New York, FRN, 5.33%, 09/28/07	24,996
10,000	Mitsubishi UFJ Trust and Banking Corp., 5.35%, 02/28/07	10,000
2,000	Natexis Banques Populaires, New York, FRN, 5.37%, 01/28/08	2,000
12,499	Natexis Banques Populaires, New York, FRN, 5.39%, 01/09/08	12,499
35,000	Norinchukin Bank, New York, 5.35%, 02/27/07	35,000
25,001	Skandia, New York, FRN, 5.33%, 08/27/07	25,001
10,498	Societe Generale, New York, FRN, 5.31%, 06/20/07	10,498
24,998	Sun Trust Bank, FRN, 5.33%, 06/28/07	24,998
35,000	Toronto Dominion Bank, New York, FRN, 5.32%, 05/29/07	35,000

		338,353

JPMorgan International Equity Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Commercial Paper — 3.5%
34,564	Citigroup Funding, Inc., 5.35%, 03/23/07	34,564
55,000	Morgan Stanley, FRN, 5.37%, 02/20/07	55,000
34,529	Newport Funding Corp., 5.34%, 03/30/07	34,529
31,950	Thames Asset Global Securities, 5.34%, 04/16/07	31,950

		156,043

	Repurchase Agreement — 1.4%
60,145	Bank of America Securities LLC, 5.32%, dated 01/31/07, due 02/01/07, repurchase price $60,154, collateralized by U.S. Government Agency Mortgages	60,145

	Time Deposits — 2.0%
20,000	HSBC Bank Canada, 5.33%, 02/20/07	20,000
33,000	Lehman Brothers Bankhaus AG, FRN, 5.34%, 12/11/07	33,000
30,000	Northern Rock plc, 5.33%, 02/20/07	30,000
6,000	Sun Trust Bank, FRN, 5.33%, 07/30/07	6,000

		89,000

	Total Investments of Cash Collateral for Securities on Loan (Cost $643,541)	643,541

	Total Investments — 114.3% (Cost $3,722,218)	5,044,497
	Liabilities in Excess of Other Assets — (14.3)%	(630,622)

	NET ASSETS — 100.0%	$4,413,875

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security.

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)	All or a portion of these securities are segregated for current or potential holdings with the custodian for forward foreign currency contracts.

ADR	American Depositary Receipt.

CVA	Dutch Certification.

FRN	Floating Rate Note. The rate shown is the rate in effect as of January 31, 2007.

GDR	Global Depositary Receipt.

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,358,292
Aggregate gross unrealized depreciation	(36,013)

Net unrealized appreciation/depreciation	$1,322,279

Federal income tax cost of investments	$3,722,218

JPMorgan International Equity Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

SUMMARY OF INVESTMENTS BY INDUSTRY, JANUARY 31, 2007

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets:

INDUSTRY	PERCENTAGE

Commercial Banks	19.3%
Oil, Gas & Consumable Fuels	8.7
Pharmaceuticals	8.3
Food & Staples Retailing	4.3
Trading Companies & Distributors	4.1
Capital Markets	4.1
Construction Materials	3.9
Media	3.6
Insurance	3.0
Communications Equipment	3.0
Metals & Mining	3.0
Building Products	2.7
Chemicals	2.7
Electronic Equipment & Instruments	2.4
Automobiles	2.2
Wireless Telecommunication Services	2.1
Specialty Retail	2.0
Diversified Financial Services	2.0
Household Durables	2.0
Food Products	1.8
Office Electronics	1.2
Industrial Conglomerates	1.2
Air Freight & Logistics	1.1
Beverages	1.1
Real Estate Management & Development	1.0
Real Estate Investment Trusts (REITs)	1.0
Multi-Utilities	1.0
Other (less than 1%)	6.9
Investments of Cash Collateral for Securities on Loan	14.6

JPMorgan International Opportunities Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.5% (l)
	Common Stocks — 99.5%
	Australia — 3.5%
70	BHP Billiton Ltd.	1,436
122	Brambles Ltd. (a)	1,319
594	Macquarie Infrastructure Group	1,692
720	Southern Pacific Petroleum NL (a) (i)	-(h)
87	Woolworths Ltd.	1,611

		6,058

	Brazil — 1.0%
18	Unibanco-Uniao de Bancos Brasileiros S.A. GDR	1,733

	Cyprus — 0.8%
128	Marfin Popular Bank Public Co., Ltd., Class B (a)	1,399

	Finland — 1.7%
28	Metso OYJ	1,517
23	Wartsila OYJ, Class B	1,343

		2,860

	France — 12.5%
140	Alcatel-Lucent S.A.	1,818
54	Arkema (a)	2,713
56	AXA S.A.	2,393
17	Compagnie Generale des Etablissements Michelin, Class B	1,599
12	Groupe Danone	1,822
42	Neuf Cegetel (a)	1,512
20	Schneider Electric S.A.	2,368
57	Suez S.A.	2,785
67	Total S.A.	4,523

		21,533

	Germany — 10.2%
15	Allianz SE (Registered)	2,954
51	Bayer AG	3,032
28	Bayerische Motoren Werke AG	1,710
10	Continental AG	1,226
20	Deutsche Bank AG	2,873
45	Lanxess AG (a)	2,342
11	Merck KGaA	1,233
20	Siemens AG	2,161

		17,531

	Greece — 0.5%
22	OPAP S.A.	806

	Hong Kong — 2.5%
1,500	China Unicom Ltd.	2,025
177	Henderson Land Development Co., Ltd., Class D	1,025
418	Li & Fung Ltd.	1,309

		4,359

	Israel — 1.0%
286	Makhteshim-Agan Industries Ltd.	1,696

	Italy — 2.9%
15	Banca Italease S.p.A.	1,040
270	Intesa Sanpaolo S.p.A.	2,042
199	UniCredito Italiano S.p.A.	1,852

		4,934

	Japan — 20.2%
94	77 Bank Ltd. (The)	622
181	Amada Co., Ltd.	1,947
58	Chugai Pharmaceutical Co., Ltd.	1,302
40	Daiichi Sankyo Co., Ltd.	1,127
214	Daiwa Securities Group, Inc.	2,633
22	Elpida Memory, Inc. (a)	972
45	Hoya Corp.	1,651
-(h)	Japan Retail Fund Investment Corp.	1,112
-(h)	Japan Tobacco, Inc.	1,893
188	Kawasaki Kisen Kaisha Ltd.	1,630
206	Kubota Corp.	2,175
148	Mitsui & Co., Ltd.	2,369
178	Nishi-Nippon City Bank Ltd. (The)	754
225	Nisshin Steel Co., Ltd.	853
-(h)	Sumitomo Mitsui Financial Group, Inc.	3,362
77	Taiyo Yuden Co., Ltd.	1,476
43	Toyota Motor Corp.	2,804
-(h)	West Japan Railway Co.	1,536
48	Yakult Honsha Co., Ltd.	1,366
110	Yokogawa Electric Corp.	1,798
118	Zeon Corp.	1,344

		34,726

	Netherlands — 5.8%
184	Hagemeyer N.V. (a)	854
63	ING Groep N.V. CVA	2,765
20	Mittal Steel Co. N.V.	960
105	Royal KPN N.V.	1,512
56	TNT N.V.	2,527
30	USG People N.V.	1,289

		9,907

JPMorgan International Opportunities Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Norway — 1.7%
32	Bergesen Worldwide Gas ASA	388
42	Orkla ASA	2,558

		2,946

	Singapore — 0.7%
578	CapitaMall Trust Management Ltd.	1,220
1	Singapore Telecommunications Ltd.	1

		1,221

	South Korea — 2.0%
22	Hana Financial Group, Inc.	1,067
75	LG.Philips LCD Co., Ltd. ADR (a)	1,046
3	Lotte Shopping Co., Ltd.	1,172
8	Lotte Shopping Co., Ltd. GDR (a) (e)	147

		3,432

	Spain — 1.8%
144	Telefonica S.A.	3,160

	Sweden — 1.1%
90	Skanska AB, Class B	1,876

	Switzerland — 3.4%
36	Novartis AG	2,094
20	Roche Holding AG	3,713

		5,807

	Taiwan — 0.6%
80	HON HAI Precision Industry Co., Ltd. GDR	1,124

	Thailand — 0.6%
197	PTT pcl	1,091

	United Kingdom — 25.0%
118	Aviva plc	1,904
241	Barclays plc	3,511
146	BG Group plc	1,930
161	BP plc	1,702
152	GlaxoSmithKline plc	4,098
301	HSBC Holdings plc	5,476
78	InterContinental Hotels Group plc	1,959
204	International Power plc	1,453
344	LogicaCMG plc	1,162
134	Man Group plc	1,412
119	National Grid plc	1,803
205	Premier Foods plc	1,272
103	Royal Bank of Scotland Group plc	4,168
150	Scottish & Newcastle plc	1,603
361	Tesco plc	2,978
1,305	Vodafone Group plc	3,817
109	Wolseley plc	2,849

		43,097

	Total Common Stocks (Cost $136,443)	171,296

	Short-Term Investments — 2.1%
	Investment Company — 1.9%
3,272	JPMorgan Prime Money Market Fund (b)	3,272

Principal Amount ($)

	U.S. Treasury Obligation — 0.2%
360	U.S. Treasury Bill, 4.97%, 03/08/07 (n)	358

	Total Short-Term Investments (Cost $3,630)	3,630

Number of Rights

	Rights — 0.0% (g)
	Italy — 0.0% (g)
15	Banca Italease S.p.A. (a) (Cost $-(h))	29

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 11.2%
	Certificates of Deposit — 1.2%
550	Deutsche Bank, New York, FRN, 5.41%, 01/22/08	550
1,000	Mitsubishi UFJ Trust and Banking Corp., New York, 5.35%, 02/28/07	1,000
550	Societe Generale, New York, FRN, 5.31%, 06/20/07	550

		2,100

	Repurchase Agreements — 10.0%
3,515	Banc of America Securities LLC, 5.32%, dated 01/31/07, due 02/01/07, repurchase price $3,515, collateralized by U.S. Government Agency Mortgages	3,515
3,250	Bear Stearns & Co., Inc., 5.31%, dated 01/31/07, due 02/01/07, repurchase price $3,250, collateralized by U.S. Government Agency Mortgages	3,250
3,250	HSBC Securities, Inc., 5.27%, dated 01/31/07, due 02/01/07, repurchase price $3,250, collateralized by U.S. Government Agency Mortgages	3,250
3,250	Lehman Brothers, Inc., 5.32%, dated 01/31/07, due 02/01/07, repurchase price $3,250, collateralized by U.S. Government Agency Mortgages	3,250
4,000	Morgan Stanley, 5.29%, dated 01/31/07, due 02/01/07, repurchase price $4,001, collateralized by U.S. Government Agency Mortgages	4,000

		17,265

	Total Investments of Cash Collateral for Securities on Loan (Cost $19,365)	19,365

JPMorgan International Opportunities Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Total Investments — 112.8% (Cost $159,438)	194,320
Liabilities in Excess of Other Assets — (12.8)%	(22,123)

NET ASSETS — 100.0%	$172,197

Percentages indicated are based on net assets.

ABBREVIATIONS:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	All or a portion of these securities are segregated for current or potential holdings with the custodian for forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.

ADR	American Depositary Receipt.
AUD	Australian Dollar.
CHF	Swiss Franc.
CVA	Dutch Certification.
EUR	Euro.
FRN	Floating Rate Note. The rate shown is the rate in effect as of January 31, 2007.
GBP	British Pound.
GDR	Global Depositary Receipt.
HKD	Hong Kong Dollar.
JPY	Japanese Yen.
NOK	Norwegian Krone.
SEK	Swedish Krona.
SGD	Singapore Dollar.
USD	United States Dollar.

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets:

INDUSTRY	PERCENTAGE

Commercial Banks	15.1%
Pharmaceuticals	7.9
Chemicals	6.5
Oil, Gas & Consumable Fuels	5.6
Insurance	4.2
Electronic Equipment & Instruments	4.1
Machinery	4.0
Capital Markets	4.0
Diversified Telecommunication Services	3.6
Trading Companies & Distributors	3.5
Wireless Telecommunication Services	3.4
Industrial Conglomerates	2.7
Food & Staples Retailing	2.7
Multi-Utilities	2.7
Automobiles	2.6
Food Products	2.6
Diversified Financial Services	2.2
Metals & Mining	1.9
Auto Components	1.6
Hotels, Restaurants & Leisure	1.6
Commercial Services & Supplies	1.5
Air Freight & Logistics	1.5
Electrical Equipment	1.4
Real Estate Investment Trusts (REITs)	1.3
Tobacco	1.1
Construction & Engineering	1.1
Communications Equipment	1.1
Transportation Infrastructure	1.0
Short-Term Investments	2.1
Other (less than 1.0%)	7.0
Investment of Cash Collateral for Securities on Loan	11.2

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,407
Aggregate gross unrealized depreciation	(1,525)

Net unrealized appreciation/depreciation	$34,882

Federal income tax cost of investments	$159,438

JPMorgan International Opportunities Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

JPMorgan International Opportunities Fund

Forward Foreign Currency Exchange Contracts

Contracts to Buy			Settlement Date	Settlement Value (USD)		Value at 01/31/07 (USD)		Net Unrealized Appreciation (Depreciation) (USD)

7,610	AUD		02/09/07	$5,810		$5,909		$99

7,864	CHF		02/09/07	6,343		6,327		(16)

12,471	EUR		02/09/07	16,260		16,260		- (h )

3,081	GBP		02/09/07	5,945		6,054		109

736,822	JPY		02/09/07	6,264		6,111		(153)

86,368	JPY	for
934	AUD		02/09/07	725	#	716	#	(9)

13,303	NOK		02/09/07	2,132		2,132		- (h )

24,116	SEK		02/09/07	3,395		3,471		76

2,112	SGD		02/09/07	1,375		1,375		- (h )

1,194	SGD	for
88,828	JPY		02/09/07	737	#	778	#	41

				$48,986		$49,133		$147

Contracts to Sell			Settlement Date	Settlement Value (USD)		Value at 01/31/07 (USD)		Net Unrealized Appreciation (Depreciation) (USD)

1,733	AUD		02/09/07	$1,367		$1,346		$21

15,247	EUR		02/09/07	19,723		19,878		(155)

5,806	GBP		02/09/07	11,227		11,407		(180)

6,694	HKD		02/09/07	863		858		5

573,682	JPY		02/09/07	4,901		4,758		143

20,763	NOK		02/09/07	3,258		3,328		(70)

6,656	SEK		02/09/07	971		958		13

2,825	SGD		02/09/07	1,819		1,840		(21)

				$44,129		$44,373		$(244)

# For cross-currency exchange contracts, the settlement value is the market value at 01/31/07 of the currency being sold, and the value at 01/31/07 is the market value of the currency being purchased.

JPMorgan International Value Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 97.6% (l)
	Common Stocks — 97.6%
	Australia — 3.7%
311	Australia & New Zealand Banking Group Ltd.	7,052
1,154	Macquarie Infrastructure Group	3,289
346	Woolworths Ltd.	6,399

		16,740

	Austria — 0.9%
78	OMV AG	4,215

	Brazil — 1.1%
53	Unibanco - Uniao de Bancos Brasileiros S.A. ADR	4,993

	Finland — 0.7%
63	Metso OYJ	3,363

	France — 13.9%
332	Alcatel-Lucent	4,309
98	Arkema (a)	4,923
233	AXA S.A.	9,877
69	Cie de Saint-Gobain	6,579
51	Compagnie Generale des Etablissements Michelin, Class B	4,667
53	Schneider Electric S.A.	6,491
148	Suez S.A.	7,290
168	Total S.A.	11,394
179	Vivendi	7,407

		62,937

	Germany — 10.1%
42	Allianz SE	8,413
126	Bayer AG	7,437
73	Continental AG	8,829
70	Deutsche Bank AG	9,985
337	Deutsche Telekom AG	5,937
99	Lanxess AG (a)	5,164

		45,765

	Greece — 1.6%
85	National Bank of Greece S.A.	4,448
224	Sidenor Steel Production & Manufacturing Co. S.A.	2,768

		7,216

	Hong Kong — 2.9%
3,412	China Unicom Ltd.	4,605
845	CLP Holdings Ltd.	6,321
412	Henderson Land Development Co., Ltd.	2,387

		13,313

	Israel — 1.2%
929	Makhteshim-Agan Industries Ltd.	5,504

	Italy — 5.4%
56	Banca Italease S.p.A.	3,894
362	ENI S.p.A.	11,678
969	UniCredito Italiano S.p.A.	9,000

		24,572

	Japan — 19.2%
543	Amada Co., Ltd.	5,841
209	Chubu Electric Power Co., Inc.	6,642
642	Daiwa Securities Group, Inc.	7,898
1	Japan Tobacco, Inc.	5,120
455	Kubota Corp.	4,804
400	Mitsui & Co., Ltd.	6,404
182	Mitsui OSK Lines Ltd.	1,897
-(h)	Nippon Building Fund, Inc.	4,942
1,157	Nishi-Nippon City Bank Ltd. (The)	4,900
1	Sumitomo Mitsui Financial Group, Inc.	8,380
230	Toyota Motor Corp.	15,152
1,205	Ube Industries Ltd.	3,862
2	West Japan Railway Co.	7,060
262	Yokogawa Electric Corp.	4,292

		87,194

	Netherlands — 6.4%
412	Aegon N.V.	8,124
117	ING Groep N.V. CVA	5,156
101	Mittal Steel Co. N.V.	4,737
333	Royal KPN N.V.	4,807
137	TNT N.V.	6,217

		29,041

	Norway — 1.6%
119	Orkla ASA	7,159

	Singapore — 1.3%
2,552	Singapore Telecommunications Ltd.	5,830

	South Korea — 1.5%
77	Hana Financial Group, Inc.	3,810
200	LG.Philips LCD Co., Ltd. ADR (a)	2,802

		6,612

	Spain — 1.8%
374	Telefonica S.A.	8,210

JPMorgan International Value Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Sweden — 1.3%
282	Skanska AB, Class B	5,886

	Switzerland — 1.6%
103	Credit Suisse Group	7,318

	Taiwan — 1.0%
398	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,339

	Thailand — 0.6%
533	PTT pcl	2,960

	United Kingdom — 19.8%
257	Aviva plc	4,164
852	Barclays plc	12,433
269	BP plc	2,849
420	British Airways plc (a)	4,463
222	British American Tobacco plc	6,774
119	GlaxoSmithKline plc	3,226
342	HBOS plc	7,493
897	HSBC Holdings plc	16,340
283	National Grid plc	4,277
544	Premier Foods plc	3,377
279	Royal Bank of Scotland Group plc	11,241
149	Scottish & Southern Energy plc	4,385
171	TI Automotive Ltd., Class A (a) (i)	-(h)
2,969	Vodafone Group plc	8,687

		89,709

	Total Common Stocks (Cost $376,408)	442,876

Number of Rights

Rights — 0.0% (g)
Italy — 0.0% (g)
35	Banca Italease S.p.A., expiring 02/02/07 (a) (Cost $- (h))	68

Shares

Short-Term Investments — 4.4%
Investment Company — 4.2%
19,155	JPMorgan Prime Money Market Fund (b)	19,155

Principal Amount ($)

	U.S. Treasury Obligation — 0.2%
1,000	U.S. Treasury Bill, 4.96%, 03/08/07(k) (n)	995

	Total Short-Term Investments (Cost $20,150)	20,150

	Investments of Cash Collateral for Securities on Loan — 10.1%
	Certificates of Deposit — 1.2%
2,000	Barclays, New York, 5.33%, 04/02/07	2,000
500	Canadian Imperial Bank, New York, FRN, 5.37%, 02/14/08	500
400	Deutsche Bank, New York, FRN, 5.41%, 01/22/08	400
2,000	Mitsubishi Tokyo UFJ Financial Group, Inc., 5.35%, 02/28/07	2,000
400	Societe Generale, New York, FRN, 5.31%, 06/20/07	400

		5,300

	Commercial Paper — 0.4%
1,975	Citigroup Funding, Inc., 5.35%, 03/23/07	1,975

	Repurchase Agreements — 8.5%
8,856	Banc of America Securities LLC, 5.32%, dated 01/31/07, due 02/01/07, repurchase price $8,857, collateralized by U.S. Government Agency Mortgages	8,856
8,250	Bear Stearns Cos., Inc., 5.31%, dated 01/31/07, due 02/01/07, repurchase price $8,251, collateralized by U.S. Government Agency Mortgages	8,250
8,250	HSBC Securities, Inc., 5.27%, dated 01/31/07, due 02/01/07, repurchase price $8,251, collateralized by U.S. Government Agency Mortgages	8,250
8,250	Lehman Brothers, Inc., 5.32%, dated 01/31/07, due 02/01/07, repurchase price $8,251, collateralized by U.S. Government Agency Mortgages	8,250
5,000	Morgan Stanley, 5.29%, dated 01/31/07, due 02/01/07, repurchase price $5,001, collateralized by U.S. Government Agency Mortgages	5,000

		38,606

	Total Investments of Cash Collateral for Securities on Loan (Cost $45,881)	45,881

	Total Investments — 112.1% (Cost $442,439)	508,975
	Liabilities in Excess of Other Assets — (12.1)%	(54,911)

	NET ASSETS — 100.0%	$454,064

JPMorgan International Value Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2007

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets:

INDUSTRY	PERCENTAGE

Commercial Banks	19.8%
Oil, Gas & Consumable Fuels	7.3
Insurance	6.7
Chemicals	5.9
Capital Markets	5.6
Diversified Telecommunication Services	5.5
Electric Utilities	3.8
Automobiles	3.3
Machinery	3.1
Auto Components	3.0
Wireless Telecommunication Services	2.9
Tobacco	2.6
Multi-Utilities	2.5
Diversified Financial Services	2.0
Metals & Mining	1.7
Media	1.6
Industrial Conglomerates	1.6
Electronic Equipment & Instruments	1.6
Road & Rail	1.6
Building Products	1.5
Electrical Equipment	1.4
Trading Companies & Distributors	1.4
Food & Staples Retailing	1.4
Air Freight & Logistics	1.4
Construction & Engineering	1.3
Real Estate Investment Trusts (REITs)	1.1
Airlines	1.0
Semiconductors & Semiconductor Equipment	1.0
Communications Equipment	1.0
Short-Term Investments	4.4
Other (less than 1.0%)	3.0
Investment of Cash Collateral for Securities on Loan	10.1

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$68,994
Aggregate gross unrealized depreciation	(2,458)

Net unrealized appreciation/depreciation	$66,536

Federal income tax cost of investments	$442,439

JPMorgan International Value Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Futures Contracts (Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 01/31/07 (USD)	Unrealized Appreciation (Depreciation) (USD)

82	Dow Jones Euro Stoxx 50	March, 2007	$4,481	$(24)
32	FTSE 100 Index	March, 2007	3,890	(28)
25	Topix Index	March, 2007	3,574	(21)

				$(73)

JPMorgan International Value Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Forward Foreign Currency Exchange Contracts
(Amounts in thousands)

Contracts to Buy			SETTLEMENT DATE	SETTLEMENT VALUE (USD)		VALUE AT 01/31/07 (USD)		NET UNREALIZED APPRECIATION (DEPRECIATION) (USD)

16,464	AUD		02/27/07	$12,703		$12,778		$75

27,089	CHF		02/27/07	22,187		21,827		(360)

14,114	DKK		02/27/07	2,450		2,470		20

22,985	EUR		02/27/07	30,073		29,990		(83)

1,230	GBP	for
3,080	AUD		02/27/07	2,390	#	2,416	#	26

13,456	GBP		02/27/07	26,242		26,438		196

15,041	HKD	for
13,295	SEK		02/27/07	1,916	#	1,928	#	12

29,033	HKD		02/27/07	3,743		3,722		(21)

2,110,961	JPY		02/27/07	17,897		17,548		(349)

62,158	SEK		02/27/07	8,858		8,956		98

				$128,459		$128,073		$(386)

Contracts to Sell		SETTLEMENT DATE	SETTLEMENT VALUE (USD)	VALUE AT 01/31/07 (USD)	NET UNREALIZED APPRECIATION (DEPRECIATION) (USD)

4,229	AUD	02/27/07	3,325	3,282	43

47,880	EUR	02/27/07	62,245	62,472	(227)

11,472	GBP	02/27/07	22,509	22,540	(31)

49,577	HKD	02/27/07	6,389	6,355	34

9,540	ILS	02/27/07	2,257	2,245	12

1,073,549	JPY	02/27/07	9,094	8,924	170

24,480	NOK	02/27/07	3,840	3,926	(86)

			$109,659	$109,744	$(85)

# For cross-currency exchange contracts, the settlement value is the market value at 01/31/07 of the currency being sold, and the value at 01/31/07 is the market value of the currency being purchased.

JPMorgan International Value Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Abbreviations:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	All or a portion of these securities are segregated for current or potential holdings with the custodian for forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.

ADR	American Depositary Receipt
AUD	Australian Dollar
CHF	Swiss Franc
CVA	Dutch Certification
DKK	Danish Krone
EUR	Euro
FRN	Floating Rate Note. The rate shown is the rate in effect as of January 31, 2007
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
ILS	Israeli Shekel
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

JPMorgan International Realty Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 88.6% (l)
	Common Stocks — 88.6%
	Australia — 11.6%
53	Commonwealth Property Office Fund, Unit	60
97	DB RREEF Trust	133
72	Macquarie CountryWide Trust, Unit	125
52	Valad Property Group	73
2	Westfield Group	42

		433

	Canada — 9.4%
8	Canadian Hotel Income Properties REIT, Unit	109
6	H&R Real Estate Investment, Unit	126
17	Huntingdon Real Estate Investment Trust	34
6	Westfield Real Estate Investment Trust	81

		350

	France — 4.1%
1	Unibail	153

	Germany — 7.7%
1	Colonia Real Estate AG (a)	72
1	DIC Asset AG	59
3	IVG Immobilien AG	155

		286

	Hong Kong — 5.1%
106	Agile Property Holdings Ltd.	86
34	Link REIT (The)	79
11	New World Development Ltd.	24

		189

	Japan — 22.4%
-(h)	Japan Real Estate Investment Corp.	59
-(h)	Japan Retail Fund Investment Corp.	118
-(h)	Kenedix Realty Investment Corp.	40
9	Mitsubishi Estate Co., Ltd.	258
3	Mitsui Fudosan Co., Ltd.	78
-(h)	Nippon Building Fund, Inc.	119
-(h)	Nippon Residential Investment Corp.	62
10	Tokyu Land Corp.	103

		837

	Luxembourg — 3.0%
6	ProLogis European Properties	112

	Netherlands — 1.6%
1	Corio N.V.	60

	Singapore — 6.9%
20	Ascendas REIT	32
52	Ascott Group Ltd. (The)	55
27	CapitaLand Ltd.	119
3	City Developments Ltd.	28
5	Keppel Land Ltd.	24

		258

	South Africa — 4.6%
90	Growthpoint Properties Ltd.	171

	United Kingdom — 12.2%
9	British Land Co. plc	270
3	Enterprise Inns plc	37
2	Greene King plc	38
2	Land Securities Group plc	72
3	Mitchells & Butlers plc	38

		455

	Total Long-Term Investments (Cost $3,137)	3,304

	Total Investments — 88.6% (Cost $3,137)	3,304
	Other Assets in Excess of Liabilities — 11.4%	425

	NET ASSETS — 100.0%	$3,729

JPMorgan International Realty Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2007

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets:

INDUSTRY	PERCENTAGE

Real Estate Management & Development	36.1%
Diversified	23.2
Shopping Centers	7.5
Office	6.4
Hotels	5.9
Retail	4.4
Industrials	3.4
Multifamily	1.7

JPMorgan International Realty Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

Contracts to Buy	Settlement Date			Settlement Value (USD)		Value at 01/31/07 (USD)		Net Unrealized Appreciation (Depreciation) (USD)

236	AUD	for
212	CAD		03/14/07	$181	#	$183	#	$2

98	AUD	for
554	ZAR		03/14/07	76	#	76	#	-(h	)

60	CAD		03/14/07	51		51		-(h	)

22	CHF	for
141	HKD		03/14/07	18	#	17	#	(1)

67	EUR		03/14/07	89		87		(2)

13	EUR		03/17/07	17		17		-(h	)

14	EUR	for
2,131	JPY		03/14/07	18	#	18	#	-(h	)

127	GBP		03/14/07	250		250		-(h	)

6	GBP	for
1,364	JPY		03/14/07	11	#	11	#	-(h	)

2,504	HKD		03/14/07	321		321		-(h	)

574	JPY		03/14/07	48		48		-(h	)

2,049	JPY	for
9	GBP		03/14/07	17	#	17	#	-(h	)

3,652	JPY	for
49	SGD		03/14/07	32	#	31	#	(1)

135	SEK		03/17/07	20		19		(1)

299	SEK	for
316	ZAR		03/14/07	44	#	43	#	(1)

155	SGD		03/14/07	101		101		-(h	)

489	ZAR		03/17/07	69		67		(2)

				$1,363		$1,357		$(6)

Contracts to Sell		Settlement Date	Settlement Value (USD)	Value at 01/31/07 (USD)	Net Unrealized Appreciation (Depreciation) (USD)

91	AUD	03/14/07	$70	$70	-(h	)

47	CAD	03/14/07	40	40	-(h	)

93	EUR	03/14/07	121	121	-(h	)

74	GBP	03/14/07	144	144	-(h	)

546	HKD	03/14/07	70	70	-(h	)

382	HKD	03/17/07	49	49	-(h	)

6,059	JPY	03/14/07	52	51	1

352	SGD	03/14/07	230	230	-(h	)

965	ZAR	03/14/07	137	133	4

			$913	$908	$5

# For cross-currency exchange contracts, the settlement value is the market value at 01/31/07 of the currency being sold, and the value at 01/31/07 is the market value of the currency being purchased.

JPMorgan International Realty Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$184
Aggregate gross unrealized depreciation	(17)

Net unrealized appreciation/depreciation	$167

Federal income tax cost of investments	$3,137

Abbreviations:
(a)	Non-income producing security.
(h)	Amount rounds to less than one thousand.
(l)	All or a portion of these securities are segregated for current or potential holdings with the custodian for forward foreign currency contracts.

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

JPMorgan Japan Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.4% (l)
	Common Stocks — 99.4%
	Auto Components — 5.0%
302	Denso Corp.	12,122
766	NHK Spring Co., Ltd.	8,063
563	Showa Corp.	9,466
451	Toyota Boshoku Corp.	9,520

		39,171

	Automobiles — 11.9%
400	Honda Motor Co., Ltd.	15,724
2,429	Nissan Motor Co., Ltd.	30,380
704	Toyota Motor Corp.	46,345

		92,449

	Capital Markets — 2.7%
779	Japan Asia Investment Co., Ltd. (i)	5,273
1,121	Nikko Cordial Corp.	11,051
230	Nomura Holdings, Inc.	4,699

		21,023

	Chemicals — 2.3%
1,661	Daicel Chemical Industries Ltd.	11,934
1,560	Showa Denko KK	5,928

		17,862

	Commercial Banks — 13.0%
533	Bank of Fukuoka Ltd. (The)	4,253
1,434	Bank of Yokohama Ltd. (The)	11,639
3,060	Kansai Urban Banking Corp. (i)	13,444
2	Mitsubishi UFJ Financial Group, Inc.	23,831
1,866	Mitsui Trust Holdings, Inc.	20,519
3	Sumitomo Mitsui Financial Group, Inc.	27,624

		101,310

	Construction & Engineering — 1.3%
490	Chiyoda Corp.	10,313

	Distributors — 0.8%
258	ABC-Mart, Inc.	5,800

	Diversified Financial Services — 2.8%
210	Diamond Lease Co., Ltd.	10,511
2	Osaka Securities Exchange Co., Ltd.	10,820

		21,331

	Diversified Telecommunication Services — 2.9%
5	Nippon Telegraph & Telephone Corp.	22,554

	Electronic Equipment & Instruments — 2.9%
42	Keyence Corp.	9,459
110	Murata Manufacturing Co., Ltd.	7,807
78	Nidec Corp.	5,510

		22,776

	Food & Staples Retailing — 0.8%
513	Valor Co., Ltd.	6,500

	Gas Utilities — 2.0%
3,013	Tokyo Gas Co., Ltd.	15,617

	Health Care Equipment & Supplies — 0.6%
206	Miraca Holdings, Inc.	4,767

	Hotels, Restaurants & Leisure — 1.3%
165	Chimney Co., Ltd. (i)	3,781
243	Resorttrust, Inc.	6,515

		10,296

	Household Durables — 6.8%
779	Arnest One Corp. (i)	10,745
193	Daito Trust Construction Co., Ltd.	9,288
334	Japan General Estate Co., Ltd. (The)	9,239
821	Sekisui House Ltd.	11,568
180	Token Corp. (i)	11,877

		52,717

	Insurance — 1.1%
123	T&D Holdings, Inc.	8,293

	Internet & Catalog Retail — 0.8%
12	Rakuten, Inc. (a)	6,202

	Leisure Equipment & Products — 3.5%
663	FUJIFILM Holdings Corp.	27,452

	Machinery — 2.4%
381	NGK Insulators Ltd.	5,785
88	SMC Corp.	12,642

		18,427

	Metals & Mining — 1.5%
2,760	Sumitomo Metal Industries Ltd.	11,733

	Multiline Retail — 3.5%
534	Don Quijote Co., Ltd.	11,529
409	Izumi Co., Ltd. (i)	15,669

		27,198

	Office Electronics — 2.0%
295	Canon, Inc.	15,547

	Oil, Gas & Consumable Fuels — 1.9%
2	Inpex Holdings, Inc. (a)	14,835

	Pharmaceuticals — 3.7%
395	Daiichi Sankyo Co., Ltd.	11,025
972	Shionogi & Co., Ltd.	17,292

		28,317

	Real Estate Investment Trusts (REITs) — 4.9%
2	Creed Office Investment Corp.	10,043
1	Kenedix Realty Investment Corp.	7,338
1	New City Residence Investment Corp.	4,173

JPMorgan Japan Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

1	Nippon Building Fund, Inc.	8,726
1	Top REIT, Inc.	7,873

		38,153

	Real Estate Management & Development — 1.8%
77	Sumitomo Real Estate Sales Co., Ltd.	5,749
362	Tokyo Tatemono Co., Ltd.	4,423
244	Urban Corp.	3,916

		14,088

	Road & Rail — 4.0%
3	East Japan Railway Co.	20,841
1,870	Sankyu, Inc.	10,527

		31,368

	Semiconductors & Semiconductor Equipment — 2.2%
151	Mimasu Semiconductor Industry Co., Ltd.	3,084
51	Miraial Co., Ltd.	5,452
244	Sumco Corp.	8,841

		17,377

	Specialty Retail — 1.6%
147	USS Co., Ltd.	9,658
89	Xebio Co., Ltd.	2,707

		12,365

	Tobacco — 1.5%
2	Japan Tobacco, Inc.	11,782

	Trading Companies & Distributors — 3.4%
838	Mitsubishi Corp.	17,039
588	Sumitomo Corp.	9,158

		26,197

	Wireless Telecommunication Services — 2.5%
3	KDDI Corp.	19,558

	Total Common Stocks (Cost $707,569)	773,378

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 13.0%
	Certificates of Deposit — 6.2%
10,000	Barclays, New York, FRN, 5.33%, 06/06/07	10,000
4,549	Canadian Imperial Bank, New York, FRN, 5.37%, 02/14/08	4,549
7,250	Deutsche Bank, New York, FRN, 5.41%, 01/22/08	7,250
8,000	Mitsubishi UFJ Trust, New York, 5.35%, 02/28/07	8,000
7,000	Skandia, New York, FRN, 5.33%, 08/27/07	7,000
3,999	Societe Generale, New York, FRN, 5.31%, 06/20/07	3,999
7,000	Toronto Dominion Bank, New York, FRN, 5.32%, 05/29/07	7,000

		47,798

	Commercial Paper — 2.0%
7,900	Citigroup Funding, Inc., 5.35%, 03/23/07	7,900
7,898	Park Sienna LLC, 5.35%, 03/30/07	7,898

		15,798

	Repurchase Agreements — 3.8%
9,523	Bank of America Securities LLC, 5.32%, dated 01/31/07, due 02/01/07, repurchase price $9,524, collateralized by U.S. Government Agency Mortgages	9,523
10,000	Bear Stearns & Co., Inc., 5.31%, dated 01/31/07, due 02/01/07, repurchase price $10,001, collateralized by U.S. Government Agency Mortgages	10,000
10,000	Morgan Stanley, 5.29%, dated 01/31/07, due 02/01/07, repurchase price $10,001, collateralized by U.S. Government Agency Mortgages	10,000

		29,523

	Time Deposit — 1.0%
8,000	Lehman Brothers Bankhaus AG, FRN, 5.34%, 12/11/07	8,000

	Total Investments of Cash Collateral for Securities on Loan (Cost $101,119)	101,119

	Total Investments — 112.4% (Cost $808,688)	$874,497
	Liabilities in Excess of Other Assets — (12.4)%	(96,240)

	NET ASSETS — 100.0%	$778,257

Percentages indicated are based on net assets.

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,839
Aggregate gross unrealized depreciation	(19,030)

Net unrealized appreciation/depreciation	$65,809

Federal income tax cost of investments	$808,688

Abbreviations:

(a)	Non-income producing security.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)	All or a portion of these securities are segregated for current or potential holdings with the custodian for forward foreign currency contracts.

FRN	Floating Rate Note. The rate shown is the rate in effect as of January 31, 2007.

JPMorgan Tax Aware Disciplined Equity Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.3%
	Common Stocks — 99.3%
	Aerospace & Defense — 2.0%
8	General Dynamics Corp.	611
7	Goodrich Corp.	343
39	Honeywell International, Inc.	1,777
14	Lockheed Martin Corp.	1,323
87	Northrop Grumman Corp.	6,200
43	United Technologies Corp.	2,906

		13,160

	Auto Components — 1.0%
75	Johnson Controls, Inc.	6,929

	Beverages — 1.3%
10	Anheuser-Busch Cos., Inc.	515
103	Coca-Cola Co. (The)	4,948
31	Coca-Cola Enterprises, Inc.	630
43	PepsiCo, Inc.	2,773

		8,866

	Biotechnology — 1.5%
134	Amgen, Inc. (a)	9,396
19	Biogen Idec, Inc. (a)	895

		10,291

	Capital Markets — 4.3%
25	E*Trade Financial Corp. (a)	600
43	Franklin Resources, Inc.	5,169
29	Goldman Sachs Group, Inc. (The)	6,153
20	Merrill Lynch & Co., Inc.	1,893
136	Morgan Stanley	11,292
56	State Street Corp.	3,977

		29,084

	Chemicals — 2.3%
44	Air Products & Chemicals, Inc.	3,274
120	Dow Chemical Co. (The)	4,982
22	PPG Industries, Inc.	1,452
38	Praxair, Inc.	2,369
61	Rohm & Haas Co.	3,171

		15,248

	Commercial Banks — 4.0%
15	Comerica, Inc.	890
2	Compass Bancshares, Inc.	110
83	TCF Financial Corp.	2,105
271	U.S. Bancorp	9,655
85	Wachovia Corp.	4,816
256	Wells Fargo & Co.	9,194

		26,770

	Communications Equipment — 4.6%
449	Cisco Systems, Inc. (a)	11,942
204	Corning, Inc. (a)	4,244
22	Juniper Networks, Inc. (a)	390
226	Motorola, Inc.	4,483
263	QUALCOMM, Inc.	9,917

		30,976

	Computers & Peripherals — 3.6%
27	Apple, Inc. (a)	2,295
68	Dell, Inc. (a)	1,646
66	EMC Corp. (a)	918
131	Hewlett-Packard Co.	5,664

JPMorgan Tax Aware Disciplined Equity Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

110	International Business Machines Corp.	10,936
19	NCR Corp. (a)	910
6	Network Appliance, Inc. (a)	242
193	Sun Microsystems, Inc. (a)	1,282

		23,893

	Consumer Finance — 0.1%
7	American Express Co.	413

	Containers & Packaging — 0.1%
11	Temple-Inland, Inc.	569

	Diversified Financial Services — 6.4%
355	Bank of America Corp.	18,686
64	CIT Group, Inc.	3,745
368	Citigroup, Inc.	20,305

		42,736

	Diversified Telecommunication Services — 3.1%
308	AT&T, Inc.	11,608
238	Verizon Communications, Inc.	9,155

		20,763

	Electric Utilities — 2.5%
95	American Electric Power Co., Inc.	4,124
66	Duke Energy Corp.	1,293
91	Edison International	4,078
20	FirstEnergy Corp.	1,173
18	FPL Group, Inc.	1,018
102	Northeast Utilities	2,808
46	Pinnacle West Capital Corp.	2,258
20	Sierra Pacific Resources (a)	340

		17,092

	Electrical Equipment — 0.5%
57	Rockwell Automation, Inc.	3,501

	Energy Equipment & Services — 2.3%
17	Baker Hughes, Inc.	1,149
20	BJ Services Co.	552
13	Cameron International Corp. (a)	684
148	Halliburton Co.	4,369
104	Schlumberger Ltd.	6,602
47	Weatherford International Ltd. (a)	1,878

		15,234

	Food & Staples Retailing — 0.4%
27	Safeway, Inc.	958
36	SYSCO Corp.	1,234
13	Wal-Mart Stores, Inc.	601

		2,793

	Food Products — 0.9%
29	General Mills, Inc.	1,671
30	H.J. Heinz Co.	1,433
13	Kellogg Co.	650
68	Kraft Foods, Inc.	2,391

		6,145

	Health Care Equipment & Supplies — 1.1%
102	Baxter International, Inc.	5,089
21	Becton, Dickinson & Co.	1,589
11	Zimmer Holdings, Inc. (a)	892

		7,570

	Health Care Providers & Services — 2.9%
53	Aetna, Inc.	2,241
26	Cigna Corp.	3,424
4	McKesson Corp.	239
105	UnitedHealth Group, Inc.	5,484
107	WellPoint, Inc. (a)	8,399

		19,787

	Hotels, Restaurants & Leisure — 0.9%
33	Carnival Corp.	1,687
20	Hilton Hotels Corp.	719

JPMorgan Tax Aware Disciplined Equity Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

70	McDonald’s Corp.	3,113
14	Yum! Brands, Inc.	812

		6,331

	Household Durables — 0.5%
19	Centex Corp.	1,024
4	D.R. Horton, Inc.	115
28	Lennar Corp., Class A	1,529
9	Pulte Homes, Inc.	305
18	Toll Brothers, Inc. (a)	623

		3,596

	Household Products — 2.5%
264	Procter & Gamble Co.	17,094

	Independent Power Producers & Energy Traders — 0.1%
31	AES Corp. (The) (a)	652

	Industrial Conglomerates — 4.3%
23	3M Co.	1,724
597	General Electric Co.	21,514
182	Tyco International Ltd. (Bermuda)	5,789

		29,027

	Insurance — 4.7%
40	Allstate Corp. (The)	2,418
76	AMBAC Financial Group, Inc.	6,724
37	American International Group, Inc.	2,542
33	Assurant, Inc.	1,814
86	Genworth Financial, Inc.	2,988
32	Hartford Financial Services Group, Inc.	3,073
55	Lincoln National Corp.	3,686
63	MBIA, Inc.	4,513
27	MetLife, Inc.	1,664
10	Progressive Corp. (The)	242
11	Protective Life Corp.	543
30	St. Paul Travelers Cos., Inc. (The)	1,548

		31,755

	Internet & Catalog Retail — 0.1%
15	Expedia, Inc. (a)	322

	Internet Software & Services — 1.9%
123	eBay, Inc. (a)	3,970
14	Google, Inc., Class A (a)	6,996
51	Yahoo!, Inc. (a)	1,456

		12,422

	Machinery — 1.8%
41	Caterpillar, Inc.	2,653
30	Eaton Corp.	2,388
56	Illinois Tool Works, Inc.	2,873
87	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	3,741
5	SPX Corp.	345

		12,000

	Media — 3.9%
122	CBS Corp., Class B	3,816
20	Clear Channel Communications, Inc.	715
16	Comcast Corp., Class A (a)	709
87	Comcast Corp., Special Class A (a)	3,763
18	EchoStar Communications Corp., Class A (a)	722
32	Gannett Co., Inc.	1,848
1	Gemstar-TV Guide International, Inc. (a)	2
11	Idearc, Inc. (a)	364
201	News Corp., Class A	4,676
127	Time Warner, Inc.	2,776
92	Viacom, Inc., Class B (a)	3,744
82	Walt Disney Co.	2,884

		26,019

	Metals & Mining — 0.8%
74	Alcoa, Inc.	2,399
39	United States Steel Corp.	3,283

		5,682

JPMorgan Tax Aware Disciplined Equity Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Multi-Utilities — 1.1%
66	CMS Energy Corp. (a)	1,096
39	Dominion Resources, Inc.	3,273
4	PG&E Corp.	195
116	Xcel Energy, Inc.	2,703

		7,267

	Multiline Retail — 2.4%
34	Federated Department Stores, Inc.	1,403
65	J.C. Penney Co., Inc.	5,291
62	Kohl’s Corp. (a)	4,430
78	Target Corp.	4,768

		15,892

	Oil, Gas & Consumable Fuels — 6.7%
14	Anadarko Petroleum Corp.	617
24	Apache Corp.	1,762
42	Chevron Corp.	3,047
142	ConocoPhillips	9,420
39	Devon Energy Corp.	2,736
266	Exxon Mobil Corp.	19,745
53	Marathon Oil Corp.	4,833
52	Valero Energy Corp.	2,802
7	XTO Energy, Inc.	358

		45,320

	Paper & Forest Products — 0.2%
18	Weyerhaeuser Co.	1,372

	Personal Products — 0.2%
38	Avon Products, Inc.	1,303

	Pharmaceuticals — 7.0%
209	Abbott Laboratories	11,075
13	Eli Lilly & Co.	688
50	Johnson & Johnson	3,345
162	Merck & Co., Inc.	7,249
264	Pfizer, Inc.	6,921
309	Schering-Plough Corp.	7,727
28	Sepracor, Inc. (a)	1,573
171	Wyeth	8,454

		47,032

	Real Estate Investment Trusts (REITs) — 1.2%
10	Apartment Investment & Management Co.	601
4	Boston Properties, Inc.	479
30	Crescent Real Estate Equities Co.	602
29	Hospitality Properties Trust	1,438
71	Host Hotels & Resorts, Inc.	1,881
15	Mack-Cali Realty Corp.	810
34	ProLogis	2,228

		8,039

	Road & Rail — 2.1%
30	Burlington Northern Santa Fe Corp.	2,443
124	CSX Corp.	4,555
147	Norfolk Southern Corp.	7,321

		14,319

	Semiconductors & Semiconductor Equipment — 1.5%
80	Altera Corp. (a)	1,594
7	Broadcom Corp., Class A (a)	222
10	Intersil Corp., Class A	225
27	KLA-Tencor Corp.	1,320
84	Linear Technology Corp.	2,594
69	Maxim Integrated Products, Inc.	2,121
83	Xilinx, Inc.	2,026

		10,102

	Software — 3.6%
3	Adobe Systems, Inc. (a)	120
588	Microsoft Corp.	18,157
336	Oracle Corp. (a)	5,768

		24,045

JPMorgan Tax Aware Disciplined Equity Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Specialty Retail — 2.0%
26	Abercrombie & Fitch Co., Class A	2,075
22	Bed Bath & Beyond, Inc. (a)	916
50	Best Buy Co., Inc.	2,499
75	Home Depot, Inc.	3,061
104	Lowe’s Cos., Inc.	3,492
66	Staples, Inc.	1,694

		13,737

	Textiles, Apparel & Luxury Goods — 1.0%
79	Coach, Inc. (a)	3,643
31	Nike, Inc., Class B	3,030

		6,673

	Thrifts & Mortgage Finance — 1.3%
142	Countrywide Financial Corp.	6,160
51	Washington Mutual, Inc.	2,255

		8,415

	Tobacco — 1.9%
150	Altria Group, Inc.	13,076

	Wireless Telecommunication Services — 0.7%
33	Crown Castle International Corp. (a)	1,143
191	Sprint Nextel Corp.	3,405

		4,548

	Total Common Stocks (Cost $541,863)	667,860

No. of Warrants

	Warrant — 0.0% (g)
	Communications Equipment — 0.0% (g)
11	Alcatel-Lucent expiring 12/10/07 (a) (Cost $0)	2

	Total Long-Term Investments	667,862

Shares

	Short-Term Investment — 0.8%
	Investment Company — 0.8%
5,341	JPMorgan Prime Money Market Fund (b) (Cost $5,341)	5,341

	Total Investments — 100.1% (Cost $547,204)	673,203
	Liabilities in Excess of Other Assets — (0.1)%	(456)

	NET ASSETS — 100.0%	$672,747

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$127,910
Aggregate gross unrealized depreciation	(1,911)

Net unrealized appreciation/depreciation	$125,999

Federal income tax cost of investments	$547,204

JPMorgan Tax Aware Enhanced Income Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 67.6%
	Collateralized Mortgage Obligations — 6.0%
	Agency CMO — 2.6%
2,128	Federal National Mortgage Association Grantor Trust, Series 2002-36, Class FS, FRN, 5.82%, 06/25/32	2,145
362	Government National Mortgage Association, Series 2000-38, Class F, FRN, 5.72%, 12/20/30	363

		2,508

	Non-Agency CMO — 3.4%
3,223	Indymac Index Mortgage Loan Trust, Series 2004-AR7, Class A1, FRN, 5.76%, 09/25/34	3,236

	Total Collateralized Mortgage Obligations (Cost $5,713)	5,744

	Corporate Bonds — 7.1%
	Diversified Financial Services — 7.1%
	Counts Trust,
2,250	Series 2002-10, FRN, 6.15%, 02/15/07 (e) (i)	2,258
2,250	Series 2002-11, FRN, 6.20%, 02/15/07 (e) (i)	2,258
2,300	Sigma Finance Corp. (Cayman Islands), FRN, 5.42%, 09/15/08 (e) (i)	2,300

	Total Corporate Bonds (Cost $6,800)	6,816

	Municipal Bonds — 49.7%
	Arizona — 2.8%
2,650	Chandler IDA, Intel Corp. Project, Rev., FRDO, 4.37%, 12/01/10	2,681

	California — 1.5%
1,500	Contra Costa County, Multi-Family Housing, Pleasant Hill Bart Transit, Series A, Rev., FRDO, 3.95%, 04/15/46	1,500

	Florida — 4.5%
1,000	Highlands County Health Facilities Authority, Adventist Health Hospital, Series I, Rev., FRDO, 5.00%, 11/16/09	1,025
3,290	Miami-Dade County School Board, Series C, COP, MBIA, 5.00%, 08/01/07	3,310

		4,335

	Kentucky — 4.3%
4,100	Kenton County Airport Board, Airis Cincinnati LLC, Series A, Rev., FRDO, 3.73%, 02/01/07	4,100

	Nevada — 2.9%
2,750	Clark County, Airport Systems, Junior Sublien Notes, Series B-1, Rev., AMT, 5.00%, 07/01/08	2,797

	New Jersey — 4.6%
2,350	New Jersey EDA, Economic Improvements, Series 980, Rev., FRDO, LIQ: Morgan Stanley Municipal Funding, 4.01%, 02/01/07	2,350
2,000	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series A, Rev., MBIA, 5.25%, 12/15/08	2,057

		4,407

	New York — 4.9%
4,771	New York City IDA, Series 921, Rev., FRDO, LIQ: Morgan Stanley Municipal Funding, 3.81%, 02/01/07	4,771
1	New York State Environmental Facilities Corp., Clean Water & Drinking, Series 731, Rev., FRDO, LIQ: Morgan Stanley Dean Witter, 3.63%, 02/01/07	-(h	)

		4,771

	Pennsylvania — 3.7%
2,000	City of Philadelphia, Gas Works, Series B, Rev., FSA, 5.00%, 07/01/08 (p)	2,036
1,500	Pennsylvania Higher Educational Facilities Authority, University Health System, Series A, Rev., 5.00%, 08/15/07	1,510

		3,546

	Tennessee — 1.0%
1,000	Clarksville Natural Gas Acquisition Corp., Rev., 5.00%, 12/15/07	1,011

	Texas — 3.7%
1,200	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A, Rev., XLCA, 5.00%, 11/01/08	1,224
2,350	Texas State Turnpike Authority, Rev., 5.00%, 06/01/08	2,389

		3,613

	Vermont — 1.6%
1,500	Vermont Housing Finance Agency, Series 24B, Rev., AMT, 3.80%, 11/01/07	1,499

	Wisconsin — 14.2%
	Wisconsin Health & Educational Facilities Authority, Ministry Healthcare, Inc.,

JPMorgan Tax Aware Enhanced Income Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

3,075	Rev., 3.40%, 05/15/07	3,062
5,680	Series B, Rev., 3.50%, 05/15/07	5,658
5,000	Wisconsin Health & Educational Facilities, VAR, 3.77%, 12/31/50 (i)	5,000

		13,720

	Total Municipal Bonds (Cost $48,061)	47,980

Shares

	Preferred Stock — 4.8%
5	Zurich RegCaPS Funding Trust IV, 5.89%, 04/18/08 (e) (Cost $4,391)	4,575

	Total Long-Term Investments (Cost $64,965)	65,115

Principal Amount ($)

	Short-Term Investments — 30.4%
	Municipal Bonds — 24.3%
	Alaska — 2.2%
2,145	Alaska Housing Finance Corp., Series A, Rev., FRDO, FSA, 3.58%, 02/07/07	2,145

	District of Columbia — 5.1%
4,900	District of Columbia, Multi-Modal, Series A-2, GO, ACES, FRDO, MBIA, 3.65%, 04/05/07	4,900

	Florida — 1.1%
1,080	Polk County School Board, Master Lease Program, Series A, COP, FRDO, FSA, 3.61%, 02/01/07	1,080

	Iowa — 1.5%
1,475	Iowa Finance Authority, Drake University, Rev., ACES, FRDO, CIFG, 3.69%, 02/28/07	1,475

	Kansas — 2.6%
2,500	City of Burlington, Pollution Control, Series K-1, Rev., FRDO, MBIA, LIQ: Lehman Brothers Liquidity Co., 3.55%, 02/07/07	2,500

	Maine — 1.6%
1,500	Maine Educational Authority, Supplementary Educational Program, Series A-1, Rev., ACES, FRDO, AMBAC, 3.83%, 05/16/07	1,500

	New York — 3.0%
2,000	Metropolitan Transportation Authority, Series 1480, Rev., FRDO, LIQ: Morgan Stanley Municipal Funding, 3.74%, 02/01/07	2,000
900	New York State Housing Finance Agency, West 38th Street, Series A, Rev., FRDO, LIQ: FNMA, 3.48%, 02/07/07	900

		2,900

	North Carolina — 2.3%
2,245	New Hanover County, New Hanover Regional Hospital, Series B1, Rev., FRDO, FSA, 3.50%, 02/07/07	2,245

	Tennessee — 1.9%
1,000	Knox County Health Educational & Housing Facilities Board, Catholic Healthcare, Series F, Rev., ACES, FRDO, FGIC, 3.75%, 02/05/07	1,000
850	Sevier County Public Building Authority, Local Government Public Improvement, Series F-III, Rev., FRDO, AMBAC, LIQ: Landesbank Hessen Theringen, 3.63%, 02/01/07	850

		1,850

	Texas — 1.4%
1,300	Texas Municipal Gas Acquisition & Supply Corp. I, Senior Lien, Series B, Rev., FRDO, 3.93%, 06/15/07	1,301

	Washington — 1.6%
1,500	Washington Health Care Facilities Authority, Grays Harbor Community Hospital, Rev., ACES, FRDO, RADIAN, 3.75%, 03/02/07	1,500

	Total Municipal Bonds (Cost $23,396)	23,396

Shares

	Investment Company — 6.1%
5,858	JPMorgan Tax Free Money Market Fund (b) (Cost $5,858)	5,858

	Total Short-Term Investments (Cost $29,254)	29,254

	Total Investments — 98.0% (Cost $94,219)	94,369
	Other Assets in Excess of Liabilities — 2.0%	1,946

	NET ASSETS — 100.0%	$96,315

Percentages indicated are based on net assets.

Abbreviations:

(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

JPMorgan Tax Aware Enhanced Income Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

ACES	Auction Rate Securities.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper.
CIFG	CIFG Assurance North America, Inc.
CMO	Collateralized Mortgage Obligation.
COP	Certificates of Participation.
EDA	Economic Development Authority.
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association.
FRDO	Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at January 31, 2007.
FRN	Floating Rate Note. The rate shown is the rate in effect as of January 31, 2007.
FSA	Financial Security Assurance.
GO	General Obligation.
IDA	Industrial Development Authority.
LIQ	Liquidity Agreement.
MBIA	Municipal Bond Insurance Association.
RADIAN	Radian Asset Assurance.
Rev.	Revenue Bond.
VAR	Variable Rate Note. The interest rate shown is the rate in effect at January 31, 2007.
XLCA	XL Capital Assurance.

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$238
Aggregate gross unrealized depreciation	(88)

Net unrealized appreciation/depreciation	$150

Federal income tax cost of investments	$94,219

JPMorgan Tax Aware Large Cap Growth Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.0%
	Common Stocks — 99.0%
	Aerospace & Defense — 7.4%
16	Boeing Co.	1,391
11	General Dynamics Corp.	863
11	Lockheed Martin Corp.	1,074

		3,328

	Air Freight & Logistics — 0.9%
10	Expeditors International of Washington, Inc.	409

	Beverages — 1.5%
10	PepsiCo, Inc.	660

	Biotechnology — 4.9%
6	Amgen, Inc. (a)	422
16	Celgene Corp. (a)	852
4	Genentech, Inc. (a)	364
9	Gilead Sciences, Inc. (a)	583

		2,221

	Capital Markets — 5.9%
7	Franklin Resources, Inc.	786
4	Goldman Sachs Group, Inc. (The)	891
19	Lazard Ltd., Class A (Bermuda)	976

		2,653

	Chemicals — 4.0%
20	Monsanto Co.	1,113
11	Praxair, Inc.	707

		1,820

	Commercial Services & Supplies — 1.5%
1	Corporate Executive Board Co.	89
14	Robert Half International, Inc.	572

		661

	Communications Equipment — 3.8%
47	Cisco Systems, Inc. (a)	1,250
4	Research In Motion Ltd. (Canada) (a)	447

		1,697

	Computers & Peripherals — 6.9%
13	Apple, Inc. (a)	1,083
37	Hewlett-Packard Co.	1,614
4	International Business Machines Corp.	436

		3,133

	Construction Materials — 0.8%
4	Vulcan Materials Co.	377

	Consumer Finance — 0.8%
6	First Marblehead Corp. (The)	348

	Diversified Financial Services — 3.4%
6	Bank of America Corp.	308
2	Chicago Mercantile Exchange Holdings, Inc., Class A	1,228

		1,536

	Electrical Equipment — 1.5%
13	Roper Industries, Inc.	679

JPMorgan Tax Aware Large Cap Growth Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Energy Equipment & Services — 2.3%
11	Schlumberger Ltd. (Netherlands Antilles)	683
9	Smith International, Inc.	375

		1,058

	Food & Staples Retailing — 2.9%
18	CVS Corp.	598
19	Safeway, Inc.	697

		1,295

	Health Care Providers & Services — 2.1%
5	AmerisourceBergen Corp.	283
9	Laboratory Corp. of America Holdings (a)	677

		960

	Hotels, Restaurants & Leisure — 3.9%
22	Marriott International, Inc., Class A	1,079
15	McDonald’s Corp.	686

		1,765

	Household Products — 0.6%
4	Procter & Gamble Co.	271

	Industrial Conglomerates — 1.6%
20	General Electric Co.	723

	Insurance — 1.2%
5	Lincoln National Corp.	363
-(h)	Markel Corp. (a)	194

		557

	Internet Software & Services — 5.7%
10	Akamai Technologies, Inc. (a)	564
4	Google, Inc., Class A (a)	1,993

		2,557

	IT Services — 3.6%
11	Automatic Data Processing, Inc.	541
13	Cognizant Technology Solutions Corp., Class A (a)	1,067

		1,608

	Life Sciences Tools & Services — 1.1%
10	Thermo Fisher Scientific, Inc. (a)	479

	Media — 1.2%
22	DIRECTV Group, Inc. (The) (a)	546

	Multiline Retail — 1.2%
10	Nordstrom, Inc.	547

	Oil, Gas & Consumable Fuels — 0.7%
6	Valero Energy Corp.	315

	Pharmaceuticals — 5.6%
4	Allergan, Inc.	484
8	AstraZeneca plc ADR (United Kingdom)	464
6	Johnson & Johnson	390
7	Novartis AG ADR (Switzerland)	410
16	Wyeth	773

		2,521

	Real Estate Management & Development — 1.0%
12	CB Richard Ellis Group, Inc., Class A (a)	440

	Road & Rail — 2.5%
8	Burlington Northern Santa Fe Corp.	633
10	Norfolk Southern Corp.	482

		1,115

	Semiconductors & Semiconductor Equipment — 2.4%
8	Lam Research Corp. (a)	350
10	MEMC Electronic Materials, Inc. (a)	506
7	NVIDIA Corp. (a)	215

		1,071

JPMorgan Tax Aware Large Cap Growth Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Software — 3.7%
10	Intuit, Inc. (a)	313
30	Microsoft Corp.	915
27	Oracle Corp. (a)	456

		1,684

	Specialty Retail — 4.9%
10	Best Buy Co., Inc.	494
8	CarMax, Inc. (a)	477
30	Staples, Inc.	777
15	TJX Cos., Inc.	451

		2,199

	Tobacco — 3.2%
17	Altria Group, Inc.	1,450

	Wireless Telecommunication Services — 4.3%
24	America Movil S.A. de C.V., Series L ADR (Mexico)	1,069
25	Crown Castle International Corp. (a)	893

		1,962

	Total Common Stocks (Cost $30,064)	44,645

Principal Amount ($)

	Short-Term Investment — 1.1%
	Investment Company — 1.1%
509	JPMorgan Prime Money Market Fund (b) (Cost $509)	509

	Total Investments — 100.1% (Cost $30,573)	45,154
	Liabilities in Excess of Other Assets — (0.1)%	(41)

	NET ASSETS — 100.0%	$45,113

Percentages indicated are based on net assets.

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$14,835
Aggregate gross unrealized depreciation		(254)

Net unrealized appreciation/depreciation		$14,581

Federal income tax cost of investments		$30,573

Abbreviations:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand.
ADR	American Depositary Receipt

JPMorgan Tax Aware Real Return Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 101.2%
	Municipal Bonds — 101.2%
	Arizona — 8.1%
1,485	Arizona Power Authority, Special Obligation, Series A, Rev., 5.25%, 10/01/12	1,592
12,040	Arizona School Facilities Board, State School Trust, Series A, Rev., AMBAC, 5.75%, 07/01/15	13,497
5,475	Arizona State Transportation Board, Series A, GAN, Rev. 5.00%, 07/01/14	5,870
5,000	Arizona State Transportation Board Highway, Rev., 5.00%, 07/01/20	5,365
175	Arizona State University, Rev., AMBAC, 5.00%, 07/01/19	186
5,000	Maricopa County School District No 6-Washington Elementary, GO, FSA, 5.25%, 07/01/16	5,519
8,130	Maricopa County Unified School District No 69-Paradise Valley, GO, FGIC, 5.20%, 07/01/16	8,943
1,845	Scottsdale Municipal Property Corp., Rev., 5.00%, 07/01/17	2,009
1,000	Surprise Municipal Property Corp., Rev., FGIC, 6.00%, 07/01/12 (p)	1,060

		44,041

	Arkansas — 2.1%
7,150	City of Fayetteville, Sales & Use Tax, Series A, Rev., FSA, 4.75%, 11/01/18	7,533
2,500	City of Rogers, Water Improvement, Rev., FSA, 4.38%, 11/01/36	2,449
1,200	State of Arkansas, Federal Highway Grant, Series A, GO, 5.50%, 08/01/08	1,232

		11,214

	California — 14.6%
5,955	Bay Area Toll Authority, San Francisco Bay Areas, Series F, Rev., 5.00%, 04/01/10	6,196
200	California Infrastructure & Economic Development Bank, Revolving Fund, Rev., 5.00%, 10/01/24	209
	California State Department of Water Resources,
5,000	Series A, Rev., 5.75%, 05/01/17 (p)	5,529
1,350	Series A, Rev., MBIA, 5.25%, 05/01/12	1,448
8,025	Water Systems, Unrefunded Balance, Series J-2, Rev., 7.00%, 12/01/11	9,156
3,025	California State Public Works Board, University Research Project, Series E, Rev., 5.25%, 10/01/17	3,341
100	City of Long Beach, Series A, Rev., AMT, FGIC, 5.00%, 05/15/11	104
3,060	City of Vallejo, Rev., MBIA, 5.00%, 05/01/18	3,287
750	El Camino Community College District, Election of 2002, Series B, GO, FGIC, 4.25%, 08/01/12	772
2,475	Golden West Schools Financing Authority, Placentia-Yorba Linda University, GO, AMBAC, 5.50%, 08/01/20	2,840
250	Los Altos School District, GO, AMBAC, 5.00%, 08/01/21	269
	Los Angeles Department of Airports, Ontario International,
2,790	Series A, Rev., AMT, MBIA, 4.50%, 05/15/10	2,839
2,945	Series A, Rev., AMT, MBIA, 4.50%, 05/15/11	3,006
3,080	Series A, Rev., AMT, MBIA, 4.50%, 05/15/12	3,150
	Los Angeles Unified School District,
1,000	Series A-1, GO, FSA, 5.00%, 07/01/19	3,122
5,000	Series A-1, GO, MBIA, 4.50%, 07/01/25	5,021
3,000	Series B, GO, FGIC, 4.75%, 07/01/21	1,083
5,000	Menlo Park Community Development Agency, Las Pulgas Community Development Project, Tax Allocation, AMBAC, 5.50%, 06/01/25 (p)	5,385
4,810	Oakland Redevelopment Agency, Coliseum Project, Tax Allocation, Series B, AMBAC, 5.00%, 09/01/26	5,084
3,800	San Diego Unified School District, Series F-1, GO, FSA, 5.25%, 07/01/28	4,377

JPMorgan Tax Aware Real Return Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Santa Monica Community College District,
2,500	Series C, GO, FGIC, Zero Coupon, 08/01/11	2,097
1,500	Series C, GO, FGIC, Zero Coupon, 08/01/12	1,206
2,700	Saugus Union School District, GO, FGIC, 5.25%, 08/01/20	3,037
6,345	University of California Regents Medical Center, Series A, Rev., MBIA, 4.75%, 05/15/22	6,591

		79,149

	Colorado — 2.0%
1,100	Colorado Department of Transportation, Rev., AMBAC, 6.00%, 06/15/15 (p)	1,182
6,020	Colorado River Municipal Water District, Water Systems, Rev., AMBAC, 5.38%, 01/01/15	6,485
1,000	Denver City & County, Airport Systems, Series B, Rev., AMT, FGIC, 5.00%, 11/15/14	1,058
1,000	Lower Colorado River Authority, Transmission Services, Series A, Rev., MBIA, 5.00%, 05/15/21	1,062
1,000	Superior Metropolitan District No.1, Rev., AMBAC, 5.00%, 12/01/19	1,065

		10,852

	Connecticut — 2.8%
	South Central Regional Water Authority, Water System Revenue,
500	Series A, Rev., MBIA, 5.25%, 08/01/19	559
1,390	Series A, Rev., MBIA, 5.25%, 08/01/20	1,559
3,135	Series A, Rev., MBIA, 5.25%, 08/01/23	3,548
	State of Connecticut,
5,000	Series B, GO, MBIA, 5.00%, 12/01/12	5,317
4,000	Series B, GO, AMBAC, 5.25%, 06/01/19	4,495

		15,478

	Delaware — 0.5%
1,675	Delaware Transportation Authority, Motor Fuel Tax, Unrefunded Balance, Series B, Rev., AMBAC, 5.00%, 07/01/13	1,771
1,000	State of Delaware, Series C, GO, 5.00%, 03/01/21	1,104

		2,875

	Florida — 3.2%
5,000	Florida State Board of Education, Public Education, Series B, GO, 5.00%, 06/01/07	5,022
3,440	Florida State Department of Environmental Protection, Florida Forever, Series A, Rev., MBIA, 5.38%, 07/01/17	3,702
3,865	Florida State Department of General Services, Facilities Pool, Series A, Rev., AMBAC, 5.00%, 09/01/14	4,133
110	Lee County, Capital Improvement & Transition, Rev., AMBAC, 5.00%, 10/01/19	116
3,955	Palm Beach County, School Board, Series D, COP, FSA, 5.25%, 08/01/13	4,232
135	State of Florida, Department of Transportation, Right of Way, Series A, GO, 5.00%, 07/01/14	145

		17,350

	Georgia — 2.8%
	Federal Highway Road and Tollway Authority,
7,375	Rev., GAN, MBIA, 5.00%, 06/01/17	7,975
2,000	Rev., GAN, MBIA, 5.00%, 06/01/18	2,157
1,025	Fulton County School District, GO, 6.38%, 05/01/12	1,149
700	Georgia State Road & Tollway Authority, Rev., 5.00%, 06/01/08	711
	State of Georgia,
1,000	Series B, GO, 5.75%, 08/01/17	1,158
2,000	Series C, GO, 6.00%, 07/01/10	2,144

		15,294

	Hawaii — 1.2%
5,815	State of Hawaii, Series CY, GO, FSA, 5.75%, 02/01/14	6,479

	Idaho — 1.4%
6,885	Idaho State Building Authority, Capitol Project, Rev., FGIC, 5.00%, 09/01/14	7,423

	Illinois — 2.7%
9,255	Chicago Housing Authority, Rev., 5.38%, 07/01/16 (p)	9,925
	City of Chicago,
140	Series A, GO, FSA, 5.00%, 01/01/13	148
3,000	Sales Tax, Rev., FSA, 5.00%, 01/01/18	3,200

JPMorgan Tax Aware Real Return Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,160	State of Illinois, Sales Tax, Rev., 5.00%, 06/15/11	1,213
195	Will County School District No. 122, 2004-Series A, GO, FSA, 6.50%, 11/01/11 (p)	213

		14,699

	Indiana — 2.0%
1,000	Hamilton Heights School Corp., First Mortgage, Rev., FSA, 5.00%, 01/15/13	1,058
160	Indiana Bond Bank, Special Program, Series D, Rev., FSA, 5.00%, 08/01/19	170
100	Indiana State Office Building Commission, Museum Facilities, Rev., MBIA, 5.00%, 07/01/09	103
5,205	Indianapolis Local Public Improvement Bond Bank, Series 2005-E, Rev., AMBAC, 5.00%, 01/01/15	5,581
3,770	Purdue University, Student Facilities System, Series A, Rev., 5.25%, 07/01/20	4,206

		11,118

	Kansas — 2.6%
	Wyandotte County - Kansas City Unified Government,
8,930	Series 2004, Rev., AMBAC, 5.65%, 09/01/12	9,735
3,755	Series 2004, Rev., AMBAC, 5.65%, 09/01/15	4,224

		13,959

	Kentucky — 0.0% (g)
165	Kentucky State Property & Buildings Commission, Road Fund, Project No. 73, Rev., 5.25%, 11/01/09 (p)	171

	Maryland — 3.6%
10,060	Montgomery County, Consolidated Public Improvement, Series A, GO, 5.00%, 07/01/17	11,027
8,000	State of Maryland, State & Local Facilities Loan, Second Series, GO, 5.00%, 08/01/15	8,684

		19,711

	Massachusetts — 4.7%
	Commonwealth of Massachusetts, Consolidated Lien,
4,100	Series C, GO, FGIC, 5.50%, 11/01/13	4,496
18,945	Series C, GO, 5.25%, 09/01/23 (p)	20,863

		25,359

	Michigan — 4.0%
1,000	Brandon School District, School Building & Site, GO, FSA, Q-SBLF, 5.00%, 05/01/17	1,077
7,585	City of Detroit, Sewer Disposal, Senior Lien, Series A, Rev., MBIA, 5.25%, 07/01/22	8,298
1,000	City of Detroit, Sewer Systems, Senior Lien, Seriec C, Rev., FGIC, 5.25%, 07/01/16	1,095
6,000	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., MBIA, 5.00%, 07/01/13	6,364
3,000	State of Michigan, GO, 5.50%, 12/01/13	3,297
185	State of Michigan, Clean Michigan Initiative Program, GO, 5.00%, 11/01/09	191
1,500	State of Michigan, Trunk Line Fund, Series B, Rev., FSA, 5.00%, 09/01/16	1,612

		21,934

	Minnesota — 2.3%
2,915	City of Minneapolis, Convention Center, Series B, GO, 5.00%, 04/01/12	3,085
8,650	Minnesota Public Facilities Authority, Series B, Rev., 5.00%, 03/01/13	9,199

		12,284

	Missouri — 2.5%
2,500	Missouri State Highway & Transit Commission, Series A, Rev., 5.00%, 02/01/13	2,633
	Missouri State Highway & Transit Commission, First Lien,
3,000	Series A, Rev., 5.00%, 05/01/13	3,195
7,000	Series A, Rev., 5.00%, 05/01/17	7,561

		13,389

	Nebraska — 1.9%
9,415	University of Nebraska Facilities Corp., Deferred Maintenance, Rev., AMBAC, 5.00%, 07/15/17	10,120

	Nevada — 0.2%
1,015	Clark County Hospital, GO, MBIA, 5.00%, 03/01/18	1,082

JPMorgan Tax Aware Real Return Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	New Jersey — 5.8%
140	Essex County Improvement Authority, County Correctional Facilities Project, Rev., FGIC, CNTY GTD, 5.75%, 10/01/30 (p)	150
6,000	Garden State Preservation Trust, Series A, Rev., FSA, 5.80%, 11/01/17	6,833
7,570	New Jersey Environmental Infrastructure Trust, Series A, Rev., 5.00%, 09/01/16	8,193
5,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series C, Rev., FSA-CR, 5.50%, 06/15/21 (p)	5,483
3,000	State of New Jersey, Series N, GO, AMBAC, 5.50%, 07/15/14	3,322
7,500	Tobacco Settlement Financing Corp., Series 1A, Rev., 4.50%, 06/01/23	7,377

		31,358

	New Mexico — 1.4%
7,000	New Mexico Finance Authority, Senior Lien, Series A, Rev., MBIA, 5.25%, 06/15/16	7,595

	New York — 4.3%
7,135	Metropolitan Transportation Authority, Series B, GO, MBIA, 5.00%, 11/15/17	7,720
6,000	Metropolitan Transportation Authority, Transportation Facilities, Series A, Rev., AMBAC, 5.50%, 11/15/14	6,653
2,500	New York City Municipal Water Finance Authority, Second General Resolution, Series BB, Rev., 5.00%, 06/15/17	2,691
400	New York City Transitional Finance Authority Series S-1, Rev., FGIC, 5.00%, 07/15/16	433
2,250	New York State Environmental Facilities Corp., New York City Municipal Water Financing Authority, Series A, Rev., 5.00%, 06/15/19	2,422
	New York State Dormitory Authority, School Districts, Building Financing Program,
400	Series A, Rev., MBIA, 5.00%, 10/01/13	428
510	Series A, Rev., MBIA, 5.00%, 10/01/14	548
675	Series A, Rev., MBIA, 5.00%, 10/01/15	729
1,360	Series A, Rev., MBIA, 5.00%, 10/01/18	1,466
200	Sachem Central School District of Holbrook, GO, FGIC, 5.00%, 10/15/16	218
200	Triborough Bridge & Tunnel Authority, General Purpose, Series Y, Rev., 6.13%, 01/01/21 (p)	241

		23,549

	North Carolina — 1.7%
2,750	Gaston County, School, GO, FSA, 4.25%, 04/01/22	2,752
1,020	Iredell County, School Project, COP, AMBAC, 5.00%, 06/01/17	1,097
225	North Carolina Municipal Power Agency No. 1 Catawba, Number 1, Catawba Electric, Rev., MBIA, 6.00%, 01/01/11	243
5,000	State of North Carolina, GO, 5.00%, 03/01/11	5,238

		9,330

	Ohio — 4.0%
1,715	City of Cleveland, Rev., FSA, 5.25%, 09/15/18	1,913
7,780	City of Columbus, Limited Tax, Series 2, GO, 5.00%, 07/01/15	8,352
2,000	City of Columbus, Various Purpose, Series D, GO, 5.00%, 12/15/11	2,108
195	Cleveland-Cuyahoga County Port Authority, Building Funding Program, Columbia National, Series D, Rev., 5.00%, 05/15/20	196
1,500	District of Columbia, Series B-1, Rev., FGIC, 5.00%, 02/01/21	1,594
200	Franklin County Convention Facilities Authority, Tax & Lease Revenue Anticipated Bonds, Rev., AMBAC, 5.00%, 12/01/19	213
200	Greater Cleveland Regional Transit Authority, Capital Improvement, Series A, GO, MBIA, 5.63%, 12/01/16 (p)	216
225	Kettering City School District, School Improvement, GO, FSA, 5.00%, 12/01/22	238
3,000	State of Ohio, Common Schools, Series B, GO, 5.00%, 03/15/16	3,197
3,260	State of Ohio, Higher Education, Series II-A, Rev., MBIA-IBC, 5.50%, 12/01/10	3,458

		21,485

	Oregon — 1.6%
5,000	City of Portland, Sewer Systems, Series A, Rev., FGIC, 5.75%, 08/01/20 (p)	5,326
1,500	Clackamas County, School District No. 12, GO, FSA, 5.00%, 06/15/18	1,637

JPMorgan Tax Aware Real Return Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,500	Deschutes County Administrative School, District No. 1, GO, FSA, 5.00%, 06/15/11	1,573

		8,536

	Pennsylvania — 3.2%
1,500	Allegheny Valley Joint School District, Series A, GO, MBIA, 5.00%, 11/01/19	1,594
2,265	Central Bucks School District, GO, FGIC, 5.00%, 05/15/15	2,442
1,000	Commonwealth of Pennsylvania, First Series, GO, 5.00%, 10/01/13	1,068
9,265	County of Allegheny, Series C-57, GO, FGIC, 5.00%, 11/01/15	9,942
1,315	Haverford Township School District, GO, FSA, 5.25%, 03/15/16	1,447
1,060	Marple Newtown School District, GO, FSA, 5.00%, 03/01/17	1,142

		17,635

	South Carolina — 4.1%
200	Charleston County, Public Facilities Corp., COP, MBIA, 5.00%, 06/01/12	210
	City of Columbia, Waterworks & Sewer Systems,
1,000	Rev., 5.70%, 02/01/10	1,055
1,960	Rev., 6.00%, 02/01/15 (p)	2,083
16,860	Greenville County School District, Rev., 5.88%, 12/01/15 (p)	18,781

		22,129

	Tennessee — 1.7%
2,070	City of Memphis, Rev., FSA, 5.00%, 05/01/17	2,249
2,325	City of Memphis, General Improvement, GO, MBIA, 5.25%, 10/01/18	2,591
1,000	Metropolitan Government Nashville & Davidson County, Series A, GO, MBIA, 5.00%, 01/01/16	1,082
3,000	Tennessee Energy Acquisition Corp., Series A, Rev., 5.00%, 09/01/13	3,172

		9,094

	Texas — 1.6%
200	City of Corpus Christi, Utility Systems, Series A, Rev., AMBAC, 5.00%, 07/15/19	212
200	City of Dallas, Waterworks & Sewer System, Rev., FSA, 5.38%, 10/01/12	215
200	City of Laredo, International Toll Bridge, Series B, Rev., FSA, 5.00%, 10/01/13	213
4,000	City of San Antonio, Series B, Rev., 5.00%, 02/01/13	4,229
185	Collin County, Tax Refund, GO, 5.00%, 02/15/21	196
665	La Joya Independent School District, GO, PSF-GTD, 5.00%, 02/15/17	712
110	Plano Independent School District, GO, PSF-GTD, 4.75%, 02/15/10	113
1,550	Texas Public Finance Authority, State Preservation Board Projects, Series B, Rev., AMBAC, 5.00%, 02/01/18	1,640
1,250	Texas State University Systems, Series A, Rev., AMBAC, 5.50%, 03/15/17	1,386

		8,916

	Utah — 0.7%
1,680	Utah Municipal Power Agency, Electrical Systems, Series A, Rev., AMBAC, 5.00%, 07/01/16	1,811
2,110	Utah Water Finance Agency, Series A, Rev., AMBAC, 5.00%, 07/01/15	2,255

		4,066

	Virginia — 5.7%
5,000	City of Newport News, Series B, GO, ST AID WITHHOLDING, 5.25%, 02/01/16	5,507
6,095	Harrisonburg IDA, Rockingham Memorial Hospital, Rev., AMBAC, 4.50%, 08/15/39	5,974
2,900	Virginia Commonwealth Transportation Board, Series A, Rev., 5.00%, 05/15/14	3,115
	Virginia Public Building Authority,
7,615	Series A, Rev., 5.00%, 08/01/10	7,920
5,330	Series A, Rev., 5.00%, 08/01/14	5,733

JPMorgan Tax Aware Real Return Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,565	Virginia Public School Authority, School Financing, Series B, Rev., 5.25%, 08/01/17	2,856

		31,105

	Washington — 0.0% (g)
200	Energy Northwest, Project 1, Series A, Rev., MBIA, 5.25%, 07/01/13	215

	Wisconsin — 0.2%
1,000	Milwaukee County, Series A, GO, MBIA, 5.00%, 10/01/11	1,050

	Wyoming — 0.0% (g)
150	Wyoming State Loan & Investment Board, Capital Facilities, Rev., 5.00%, 10/01/22	158

	Total Municipal Bonds (Cost $551,325)	550,202

Shares

	Short-Term Investment — 0.9%
	Investment Company — 0.9%
4,916	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $4,916)	4,916

	Total Investments — 102.1% (Cost $556,241)	555,118
	Liabilities in Excess of Other Assets — (2.1)%	(11,573)

	NET ASSETS — 100.0%	$543,545

Percentages indicated are based on net assets.

JPMorgan Tax Aware Real Return Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Interest Rate Swaps
(Amounts in thousands)

	RATE TYPE (r)

SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT (USD)	VALUE (USD)

Barclays Bank plc (London)	2.77% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 194.53	09/02/10	$2,000	$(15)
Barclays Bank plc (London)	2.99% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 201.33	01/15/11	25,000	(665)
Barclays Bank plc (London)	2.82% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 197.26	02/13/11	500	(7)
Barclays Bank plc (London)	2.96% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 202.60	04/15/11	20,000	(614)
Barclays Bank plc (London)	2.97% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 200.54	06/14/11	2,000	(47)
Barclays Bank plc (London)	2.94% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 200.59	06/15/11	3,000	(66)
Barclays Bank plc (London)	2.76% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 194.95	09/16/12	1,500	(13)
Barclays Bank plc (London)	3.00% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 202.60	01/15/13	20,000	(673)
Barclays Bank plc (London)	2.86% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 197.26	02/13/13	500	(8)
Barclays Bank plc (London)	2.95% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 200.54	06/14/13	2,000	(50)
Barclays Bank plc (London)	2.92% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 200.59	06/15/13	3,000	(71)
Barclays Bank plc (London)	2.57% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 203.73	07/15/13	25,000	(234)
Barclays Bank plc (London)	2.99% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 201.33	01/15/14	25,000	(781)
Barclays Bank plc (London)	2.92% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 202.81	01/15/15	25,000	(716)
Barclays Bank plc (London)	3.01% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 202.60	01/15/15	20,000	(698)
Barclays Bank plc (London)	3.00% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 201.33	01/15/16	25,000	(782)
Barclays Bank plc (London)	2.94% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 200.54	06/14/16	5,000	(118)
Barclays Bank plc (London)	2.93% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 200.59	06/15/16	3,000	(68)
Barclays Bank plc (London)	2.68% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 203.73	07/15/16	25,000	(222)
Wachovia Bank, N.A.	2.89% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 202.81	08/25/11	25,000	(639)
Wachovia Bank, N.A.	2.90% at expiration	Percentage difference between the CPIU as of 90 days prior to expiration date and 202.81	08/25/13	25,000	(692)

					$(7,179)

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,760
Aggregate gross unrealized depreciation	(2,883)

Net unrealized depreciation	$(1,123)

Federal income tax cost of investments	$556,241

Abbreviations:

(b)	Investment in affiliate. Money Market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.
(r)	Rates shown are per annum and payments are as described.

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper.
COP	Certificates of Participation.
CNTY GTD	County Guaranteed
CPIU	Consumer Price Index for Urban Consumers
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance.
GAN	Grant Anticipation Note
GO	General Obligation.
IBC	Insured Bond Certificates
IDA	Industrial Development Authority.
MBIA	Municipal Bond Insurance Association.
PSF-GTD	Permanent School Fund Guaranteed.
Q-SBLF	Qualified School Board Loan Fund
Rev	Revenue Bond.
ST AID WITHHLDG	State Aid Withholding
USD	United States Dollar

JPMorgan Tax Aware Short-Intermediate Income Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 90.6%
	Asset-Backed Securities — 0.2%
573	Capital One Auto Finance Trust, Series 2003-B, Class A4, 3.18%, 09/15/10 (Cost $573)	567

	Collateralized Mortgage Obligations — 2.2%
	Non-Agency CMO — 2.2%
3,206	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A1, VAR, 4.98%, 06/25/34	3,188
3,317	Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class A3, FRN, 3.54%, 09/25/34	3,300

	Total Collateralized Mortgage Obligations (Cost $6,561)	6,488

	Corporate Bonds — 4.5%
	Commercial Banks — 1.1%
1,800	Artesia Bank S.C. (Belgium), VAR, 7.25%, 09/17/07 (e)	1,817
1,400	Deutsche Bank Capital Funding Trust I, FTF, 7.87%, 06/30/09 (e)	1,471

		3,288

	Diversified Financial Services — 3.4%
3,550	BNP US Funding LLC, VAR, 7.74%, 12/05/07 (e)	3,606
1,300	Mizuho JGB Investment LLC, FTF, 9.87%, 06/30/08, (e)	1,372
4,950	Natexis Ambs Co. LLC, VAR, 8.44%, 06/30/08 (e)	5,135

		10,113

	Total Corporate Bonds (Cost $15,004)	13,401

	Foreign Government Securities — 0.5%
1,350	National Agricultural Cooperative Federation (South Korea), VAR, 5.75%, 06/18/14 (Cost $1,411)	1,356

	Municipal Bonds — 82.0%
	Alabama — 1.8%
5,000	Alabama State Dock Authority, Series B, Rev., MBIA, 5.00%, 10/01/10	5,200

	California — 2.5%
	California Statewide Communities Development Authority, Kaiser Permanente,
2,500	Series F, Rev., FRDO, 2.30%, 05/01/07	2,490
5,000	Series G, Rev., FRDO, 2.30%, 05/01/07	4,980

		7,470

	Colorado — 2.6%
2,500	Colorado Health Facilities Authority, Evangelical Lutheran, Series B, Rev., FRDO, 3.75%, 06/01/34	2,473
5,000	Denver City & County, Series B, COP, AMBAC, 5.60%, 12/01/10 (p)	5,367

		7,840

	Connecticut — 3.8%
10,485	State of Connecticut, Series C, GO, FGIC, 5.00%, 04/01/14	11,250

	District of Columbia — 2.1%
5,775	Washington Metropolitan Area Transit Authority, Rev., MBIA, 5.00%, 01/01/12	6,091

	Florida — 7.5%
1,855	Escambia County Health Facilities Authority, Ascension Health Credit, Series A-1, Rev., AMBAC, 5.75%, 11/15/09 (p)	1,963
10,000	Florida Hurricane Catastrophe Fund, Series A, Rev., 5.00%, 07/01/11	10,446
2,000	Highlands County Health Facilities Authority, Adventist Health Hospital, Series I, Rev., FRDO, 5.00%, 11/16/09	2,050
7,465	Lee County, Solid Waste Systems, Series B, Rev., AMBAC, 5.00%, 10/01/10	7,729

		22,188

	Georgia — 0.6%
1,680	Fulco Hospital Authority, Health System, Catholic Health East, Series A, Rev., MBIA, 5.50%, 11/15/08	1,731

JPMorgan Tax Aware Short-Intermediate Income Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

5	State of Georgia, Series C, GO, 6.50%, 04/01/07 (p)	5

		1,736

	Illinois — 3.0%
2,115	City of Chicago, Pilsen Development, Tax Allocation, Series A, AMBAC, 4.35%, 06/01/13	2,050
1,350	Illinois Health Facilities Authority, University of Chicago Hospital System, Rev., MBIA, 5.00%, 08/15/07	1,359
5,500	State of Illinois, GO, FGIC, 5.13%, 12/01/10	5,561

		8,970

	Iowa — 5.4%
1,895	Iowa Finance Authority, Hospital Facility, Health System, Series A, Rev., MBIA, 5.25%, 07/01/07	1,907
8,555	Tobacco Settlement Authority of Iowa, Series B, Rev., 5.60%, 06/01/11 (p)	9,212
4,690	University of Iowa Facilities Corp., Pomerantz Center, Rev., 5.00%, 06/01/10	4,865

		15,984

	Kansas — 0.5%
1,500	Wyandotte County, Kansas City Unified Government, Sales Tax, First Lien, Area C, Series C, Rev., LOC: Citibank, N.A., 3.85%, 12/01/13	1,490

	Kentucky — 0.1%
220	City of Owensboro, Electric Light & Power, Rev., 6.85%, 07/01/07 (p)	225

	Maryland — 1.4%
4,000	Northeast Waste Disposal Authority, Montgomery County Resource Recovery Project, Series A, Rev., 6.00%, 07/01/07	4,025

	Massachusetts — 5.0%
11,000	Commonwealth of Massachusetts, State Federal Highway, Series A, Rev., GAN, 5.75%, 06/15/15	11,744
3,000	Massachusetts State Turnpike Authority, Series A, Rev., MBIA, 5.00%, 01/01/13	3,063

		14,807

	Michigan — 0.7%
1,000	Michigan Higher Education Student Loan Authority, Student Loans, Series XVII-I, Rev., AMBAC, 3.30%, 03/01/09	987
1,000	Michigan Strategic Fund, Dow Chemical Co. Project B-2, Rev., FRDO, 4.60%, 06/01/08	1,008

		1,995

	Missouri — 2.0%
5,345	State of Missouri, Fourth Street Building, Series A, GO, 5.00%, 10/01/15	5,804

	Nevada — 1.9%
5,625	Clark County, Airport Systems, Junior Sublien Notes, Series B-1, Rev., AMT, 5.00%, 07/01/08	5,722

	New Jersey — 4.4%
10,000	New Jersey Economic Development Authority, Cigarette Tax, Rev., FGIC, 5.00%, 06/15/13	10,603
2,070	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series C, Rev., FSA, 5.75%, 12/15/14 (p)	2,331

		12,934

	New York — 8.5%
3,000	Dutchess County, IDA, IBM Project, Rev., FRDO, 5.45%, 12/01/09	3,116
5,000	Long Island Power Authority, Series A, Rev., FSA, 5.13%, 06/01/08 (p)	5,146
	Nassau Health Care Corp.,
800	Series B, Rev., FSA, CNTY GTD, 5.00%, 08/01/09	823
2,000	Series B, Rev., FSA, CNTY GTD, 5.00%, 08/01/10	2,076
	New York City,
25	Series B, GO, 5.10%, 08/01/07 (p)	25
5,000	Series G, GO, MBIA, 5.00%, 08/01/10	5,108
1,800	New York Convention Center Operating Corp., Yale Building Acquisition Project, COP, 5.25%, 06/01/07 (p)	1,826
	New York State Dormitory Authority, Albany Mortgage,
1,000	Series A-1, Rev., FSA, FHA, 4.00%, 02/15/07	1,000
2,425	Series A-1, Rev., FSA, FHA, 5.00%, 02/15/09	2,482
2,530	New York State Dormitory Authority, Department of Health, Series 2, Rev., 5.00%, 07/01/09	2,596
845	New York State Dormitory Authority, Montefiore Hospital Mortgage, Rev., FGIC, FHA, 5.00%, 02/01/10	874

		25,072

JPMorgan Tax Aware Short-Intermediate Income Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Ohio — 4.8%
9,820	Cincinnati City School District, Classroom Construction & Improvement, GO, FGIC, 5.00%, 12/01/14	10,537
1,400	Portage County, GO, MBIA, 5.10%, 12/01/07 (p)	1,444
2,000	State of Ohio, State Parks & Recreation, Capital Facilities, Series II-A, Rev., FSA, 5.00%, 12/01/14	2,149

		14,130

	Pennsylvania — 5.6%
10,000	Harrisburg Authority Resource Recovery Improvements, Series D-2, Rev., FRDO, FSA, 5.00%, 12/01/33	10,604
2,775	Lancaster County Solid Waste Management Authority, Rev., MBIA, 5.00%, 12/15/14	2,971
3,000	Luzerne County IDA, Pennsylvania-American Water Co., Series A, Rev., FRDO, AMBAC, 3.60%, 12/01/09	2,948

		16,523

	South Carolina — 2.2%
5,750	Greenville County School District, Building Equity Sooner Tomorrow, Rev., 5.88%, 12/01/12 (p)	6,405

	Tennessee — 0.3%
1,000	Clarksville Natural Gas Acquisition Corp., Rev., 5.00%, 12/15/07	1,011

	Texas — 10.4%
2,500	Brazos River Harbor Navigation District, Dow Chemical Co. Project, Series A-3, Rev., AMT, FRDO, 4.95%, 05/15/07	2,508
5,005	City of Denton, Utilities System, Rev., FSA, 5.00%, 12/01/13	5,329
10,000	City of San Antonio, Electric & Gas, Series A, Rev., 5.00%, 02/01/12	10,508
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A, Rev., XLCA, 5.00%, 11/01/11	5,122
7,150	State of Texas, Public Finance Authority, GO, 5.25%, 10/01/11	7,268

		30,735

	Virginia — 0.9%
2,610	Peninsula Ports Authority, Dominion Term Association Project, Rev., FRDO, 3.30%, 09/30/08	2,577

	Washington — 3.2%
1,175	Conservation & Renewable Energy System, Rev., 5.00%, 10/01/07	1,185
2,630	Energy Northwest, Series A, Rev., AMBAC, 5.00%, 07/01/15	2,820
5,000	Energy Northwest, Project 1, Series A, Rev., 5.00%, 07/01/14	5,338

		9,343

	Wisconsin — 0.8%
2,500	Wisconsin State Health & Education Facilities Authority, Ministry Healthcare, Inc., Series B, Rev., 3.50%, 05/15/07	2,490

	Total Municipal Bonds (Cost $244,055)	242,017

Shares

	Preferred Stock — 1.2%
	Diversified Financial Services — 1.2%
3	Pinto Totta International Finance, VAR, 7.77%, 08/01/07 (e) (Cost $3,903)	3,485

	Total Long Term Investments (Cost $271,507)	267,314

Principal Amount ($)

	Short-Term Investments — 8.9%
	Municipal Bonds — 2.0%
	Michigan — 1.0%
3,000	City of Detroit, Sewer Disposal, Series D, Rev., FRDO, FSA, 4.19%, 04/02/07	3,001

	Texas — 0.5%
1,500	Texas Municipal Gas Acquisition & Supply Corp. I, Senior Lien, Series B, Rev., FRDO, 4.15%, 06/15/07	1,501

	Washington — 0.5%
1,250	Washington Health Care Facilities Authority, Kadlec Medical Center, Series B, Rev., ACES, FRDO, 3.73%, 03/02/07	1,250

	Total Municipal Bonds (Cost $5,750)	5,752

Shares

	Investment Companies — 6.9%
-(h)	JPMorgan Prime Money Market Fund (b)	-(h	)
20,402	JPMorgan Tax Free Money Market Fund (b) (m)	20,402

JPMorgan Tax Aware Short-Intermediate Income Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Total Investment Companies (Cost $20,402)	20,402

	Total Short-Term Investments (Cost $26,152)	26,154

	Total Investments — 99.5% (Cost $297,659)	293,468
	Other Assets in Excess of Liabilities — 0.5%	1,573

	NET ASSETS — 100.0%	$295,041

Percentages indicated are based on net assets.

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$417
Aggregate gross unrealized depreciation		(4,608)

Net unrealized appreciation/depreciation		$(4,191)

Federal income tax cost of investments		$297,659

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(h)	Amount rounds to less than one thousand.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.
AMBAC	American Municipal Bond Assurance Corp.
ACES	Auction Rate Securities.
AMT	Alternative Minimum Tax.
COP	Certificates of Participation.
CNTY	County.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration.
FRDO	Floating Rate Demand Obligation. The maturity date shown is the next interest date reset. The interest rate shown is the rate in effect January 31, 2007.
FRN	Floating Rate Note. The rate shown is the rate in effect as of January 31, 2007.
FSA	Financial Security Assurance.
FTF	Fixed to Floating. The interest rate is fixed until the date shown, after which date the interest rate becomes a floating rate.
GAN	Grant Anticipation Note.
GO	General Obligation.
GTD	Guaranteed.
IDA	Industrial Development Authority.
LOC	Letter of Credit.
MBIA	Municipal Bond Insurance Association.
Rev.	Revenue Bond.
VAR	Variable Rate Note. The interest rate shown is the rate in effect at January 31, 2007.
XLCA	XL Capital Assurance.

JPMorgan Tax Aware U.S. Equity Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 98.9%
	Common Stocks — 98.9%
	Aerospace & Defense — 4.7%
62	Boeing Co.	5,514
117	Raytheon Co.	6,066
87	United Technologies Corp.	5,897

		17,477

	Air Freight & Logistics — 0.9%
30	FedEx Corp.	3,296

	Auto Components — 1.3%
53	Johnson Controls, Inc.	4,917

	Beverages — 1.7%
97	Coca-Cola Co. (The)	4,637
22	Molson Coors Brewing Co., Class B	1,808

		6,445

	Biotechnology — 1.2%
62	Amgen, Inc. (a)	4,383

	Capital Markets — 2.7%
17	Ameriprise Financial, Inc.	976
21	Goldman Sachs Group, Inc. (The)	4,474
54	Morgan Stanley	4,464

		9,914

	Chemicals — 1.4%
82	Praxair, Inc.	5,149

	Commercial Banks — 2.1%
100	U.S. Bancorp	3,573
77	Wachovia Corp.	4,326

		7,899

	Commercial Services & Supplies — 0.4%
44	Waste Management, Inc.	1,662

	Communications Equipment — 4.1%
157	Cisco Systems, Inc. (a)	4,182
220	Corning, Inc. (a)	4,575
146	Motorola, Inc.	2,893
95	QUALCOMM, Inc.	3,592

		15,242

	Computers & Peripherals — 6.1%
19	Apple, Inc. (a)	1,654
236	Dell, Inc. (a)	5,721
194	Hewlett-Packard Co.	8,381
69	International Business Machines Corp.	6,864

		22,620

	Consumer Finance — 1.3%
82	American Express Co.	4,749

	Diversified Financial Services — 7.4%
209	Bank of America Corp.	10,999
45	CIT Group, Inc.	2,661
249	Citigroup, Inc.	13,703

		27,363

	Diversified Telecommunication Services — 1.5%
144	Verizon Communications, Inc.	5,532

	Electric Utilities — 2.6%
60	American Electric Power Co., Inc.	2,612
148	Duke Energy Corp.	2,905
94	Edison International	4,215

		9,732

	Energy Equipment & Services — 0.8%
48	Schlumberger Ltd.	3,048

	Food & Staples Retailing — 4.4%
71	CVS Corp.	2,404
106	Safeway, Inc.	3,815
210	Wal-Mart Stores, Inc.	10,020

		16,239

	Health Care Equipment & Supplies — 0.7%
51	Baxter International, Inc.	2,552

	Health Care Providers & Services — 3.0%
101	Cardinal Health, Inc.	7,195
52	WellPoint, Inc. (a)	4,063

		11,258

JPMorgan Tax Aware U.S. Equity Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Hotels, Restaurants & Leisure — 3.8%
187	McDonald’s Corp.	8,291
68	Royal Caribbean Cruises Ltd.	3,055
92	Wyndham Worldwide Corp. (a)	2,871

		14,217

	Household Durables — 0.2%
9	Whirlpool Corp.	824

	Household Products — 1.1%
65	Procter & Gamble Co.	4,189

	Industrial Conglomerates — 3.8%
262	General Electric Co.	9,442
141	Tyco International Ltd. (Bermuda)	4,502

		13,944

	Insurance — 5.5%
76	Allstate Corp. (The)	4,551
30	AMBAC Financial Group, Inc.	2,683
136	Genworth Financial, Inc., Class A	4,730
44	Hartford Financial Services Group, Inc.	4,201
87	St. Paul Travelers Cos., Inc. (The)	4,421

		20,586

	Internet Software & Services — 1.1%
148	Yahoo!, Inc. (a)	4,181

	IT Services — 0.6%
62	Accenture Ltd., Class A (Bermuda)	2,342

	Media — 4.2%
174	Comcast Corp., Special Class A (a)	7,577
368	Time Warner, Inc.	8,044

		15,621

	Multiline Retail — 1.0%
44	J.C. Penney Co., Inc.	3,549

	Oil, Gas & Consumable Fuels — 7.7%
61	Chevron Corp.	4,473
33	Devon Energy Corp.	2,278
305	El Paso Corp.	4,726
131	Exxon Mobil Corp.	9,684
30	Marathon Oil Corp.	2,755
102	Occidental Petroleum Corp.	4,732

		28,648

	Pharmaceuticals — 8.0%
88	Abbott Laboratories	4,637
51	Johnson & Johnson	3,413
94	Merck & Co., Inc.	4,184
348	Pfizer, Inc.	9,130
29	Sepracor, Inc. (a)	1,652
133	Wyeth	6,578

		29,594

	Road & Rail — 1.4%
106	Norfolk Southern Corp.	5,264

	Semiconductors & Semiconductor Equipment — 1.0%
115	Linear Technology Corp.	3,559

	Software — 4.0%
389	Microsoft Corp.	12,011
171	Oracle Corp. (a)	2,941

		14,952

	Specialty Retail — 1.2%
106	Home Depot, Inc.	4,323

	Textiles, Apparel & Luxury Goods — 0.3%
15	V.F. Corp.	1,172

	Thrifts & Mortgage Finance — 2.3%
82	Freddie Mac	5,297
71	Washington Mutual, Inc.	3,157

		8,454

	Tobacco — 2.7%
116	Altria Group, Inc.	10,118

	Wireless Telecommunication Services — 0.7%
155	Sprint Nextel Corp.	2,765

	Total Common Stocks (Cost $277,530)	367,779

	Short-Term Investment — 0.5%
	Investment Company — 0.5%
2,031	JPMorgan Prime Money Market Fund (b)
	(Cost $2,031)	2,031

	Total Investments — 99.4% (Cost $279,561)	369,810
	Other Assets in Excess of Liabilities — 0.6%	2,247

	NET ASSETS — 100.0%	$372,057

JPMorgan Tax Aware U.S. Equity Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Percentages indicated are based on net assets.

Abbreviations:
(a) Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$90,846
Aggregate gross unrealized depreciation	(597)

Net unrealized appreciation/depreciation	$90,249

Federal income tax cost of investments	$279,561

JPMorgan Equity Income II Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 98.1%
	Common Stocks — 95.9%
	Aerospace & Defense — 1.9%
30	Honeywell International, Inc.	1,375
51	United Technologies Corp.	3,487

		4,862

	Beverages — 3.5%
73	Anheuser-Busch Cos., Inc.	3,711
111	Coca-Cola Co. (The)	5,296

		9,007

	Capital Markets — 4.0%
111	Bank of New York Co., Inc. (The)	4,457
49	Morgan Stanley	4,057
53	W.P. Carey & Co. LLC	1,687

		10,201

	Chemicals — 1.7%
33	Air Products & Chemicals, Inc.	2,471
27	PPG Industries, Inc.	1,783

		4,254

	Commercial Banks — 5.5%
49	Compass Bancshares, Inc.	2,966
39	SunTrust Banks, Inc.	3,274
65	U.S. Bancorp	2,303
152	Wells Fargo & Co.	5,467

		14,010

	Commercial Services & Supplies — 1.2%
67	Pitney Bowes, Inc.	3,198

	Construction Materials — 1.9%
57	Cemex S.A. de C.V. ADR (Mexico) (a)	2,016
27	Vulcan Materials Co.	2,699

		4,715

	Containers & Packaging — 1.2%
61	Temple-Inland, Inc.	3,056

	Distributors — 1.1%
59	Genuine Parts Co.	2,818

	Diversified Financial Services — 7.2%
218	Bank of America Corp.	11,443
124	Citigroup, Inc.	6,842

		18,285

	Diversified Telecommunication Services — 6.7%
185	AT&T, Inc.	6,977
100	Consolidated Communications Holdings, Inc.	2,205
102	Verizon Communications, Inc.	3,917
262	Windstream Corp.	3,897

		16,996

	Electric Utilities — 3.6%
72	American Electric Power Co., Inc.	3,112
52	FirstEnergy Corp.	3,067
15	ITC Holdings Corp.	640
86	Northeast Utilities	2,375

		9,194

	Food & Staples Retailing — 0.5%
34	SUPERVALU, Inc.	1,288

	Food Products — 1.1%
26	General Mills, Inc.	1,506
28	Kellogg Co.	1,389

		2,895

	Hotels, Restaurants & Leisure — 0.8%
24	Harrah’s Entertainment, Inc.	2,028

	Household Products — 1.7%
30	Clorox Co.	1,943
35	Kimberly-Clark Corp.	2,429

		4,372

	Industrial Conglomerates — 2.8%
195	General Electric Co.	7,018

	Insurance — 6.1%
54	Allstate Corp. (The)	3,254
149	Chubb Corp. (The)	7,749
42	IPC Holdings Ltd. (Bermuda)	1,222
91	Old Republic International Corp.	2,034
47	OneBeacon Insurance Group Ltd. (a)	1,209

		15,468

JPMorgan Equity Income II Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Marine — 1.1%
111	Seaspan Corp. (China)	2,790

	Media — 2.0%
42	Clear Channel Communications, Inc.	1,511
153	Regal Entertainment Group, Class A	3,442

		4,953

	Multi-Utilities — 2.0%
55	PG&E Corp.	2,582
104	Xcel Energy, Inc.	2,426

		5,008

	Oil, Gas & Consumable Fuels — 12.3%
78	Buckeye GP Holdings LP	1,497
80	Chevron Corp.	5,813
81	ConocoPhillips	5,368
83	Energy Transfer Equity LP	2,649
163	Exxon Mobil Corp.	12,052
31	Royal Dutch Shell plc ADR (Netherlands)	2,082
19	Teekay Offshore Partners LP (Bahamas) (a)	526
52	Valero GP Holdings LLC	1,284

		31,271

	Pharmaceuticals — 5.4%
24	Eli Lilly & Co.	1,272
50	Johnson & Johnson	3,320
30	Merck & Co., Inc.	1,347
137	Pfizer, Inc.	3,589
83	Wyeth	4,097

		13,625

	Real Estate Investment Trusts (REITs) — 7.1%
21	Agree Realty Corp.	762
34	DCT Industrial Trust, Inc.	398
73	iStar Financial, Inc.	3,636
27	Plum Creek Timber Co., Inc.	1,099
27	Public Storage, Inc.	2,948
84	Rayonier, Inc.	3,629
47	Regency Centers Corp.	4,111
61	U-Store-It Trust	1,340

		17,923

	Semiconductors & Semiconductor Equipment — 0.9%
104	Intel Corp.	2,171

	Specialty Retail — 1.6%
28	Home Depot, Inc.	1,133
108	Limited Brands, Inc.	3,003

		4,136

	Textiles, Apparel & Luxury Goods — 2.1%
69	V.F. Corp.	5,227

	Thrifts & Mortgage Finance — 3.7%
96	Freddie Mac	6,226
70	Washington Mutual, Inc.	3,117

		9,343

	Tobacco — 3.9%
64	Altria Group, Inc.	5,554
62	Loews Corp. - Carolina Group	4,242

		9,796

	Transportation Infrastructure — 0.6%
41	Macquarie Infrastructure Co. Trust	1,511

	Wireless Telecommunication Services — 0.7%
54	Crown Castle International Corp. (a)	1,902

	Total Common Stocks (Cost $197,251)	243,321

Principal Amount ($)

	Convertible Bond — 2.2%
	Media — 2.2%
4,320	Liberty Media Corp., 0.75%, 03/30/23 (Cost $4,663)	5,513

	Total Long-Term Investments (Cost $201,914)	248,834

	Short-Term Investment — 0.0% (g)
	Investment Company — 0.0% (g)
9	(JPMorgan Prime Money Market Fund (b) Cost $9)	9

	Total Investments — 98.1%
	(Cost $201,923)	248,843
	Other Assets in Excess of Liabilities — 1.9%	4,882

	NET ASSETS — 100.0%	$253,725

JPMorgan Equity Income II Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Percentages are based on net assets.

Abbreviations:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
ADR	American Depositary Receipt.

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$47,242
Aggregate gross unrealized depreciation		(322)

Net unrealized appreciation/depreciation		$46,920

Federal income tax cost of investments		$201,923

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long Positions — 101.4% (j)
	Common Stocks — 96.6%
	Aerospace & Defense — 1.8%
36	Armor Holdings, Inc. (a)	2,159
65	Ceradyne, Inc. (a)	3,529
20	Goodrich Corp.	998
91	Honeywell International, Inc.	4,140
-(h)	L-3 Communications Holdings, Inc.	8
32	Lockheed Martin Corp.	3,080
47	Northrop Grumman Corp.	3,350
76	Raytheon Co.	3,926
8	United Technologies Corp.	572

		21,762

	Air Freight & Logistics — 0.2%
23	CH Robinson Worldwide, Inc.	1,236
5	FedEx Corp.	566

		1,802

	Airlines — 0.6%
-(h)	Airtran Holdings, Inc. (a)	1
57	Alaska Air Group, Inc. (a)	2,430
177	SkyWest, Inc.	4,809

		7,240

	Auto Components — 0.0% (g)
28	ArvinMeritor, Inc.	541
-(h)	Johnson Controls, Inc.	37
-(h)	Lear Corp. (a)	2

		580

	Automobiles — 0.1%
19	Thor Industries, Inc.	795

	Beverages — 1.9%
82	Coca-Cola Enterprises, Inc.	1,691
110	Molson Coors Brewing Co., Class B	8,865
274	Pepsi Bottling Group, Inc.	8,659
9	PepsiAmericas, Inc.	202
45	PepsiCo, Inc.	2,956

		22,373

	Biotechnology — 2.9%
117	Amgen, Inc. (a)	8,215
93	Biogen Idec, Inc. (a)	4,494
-(h)	Celgene Corp. (a)	5
118	Cephalon, Inc. (a)	8,521
-(h)	Genentech, Inc. (a)	26
127	Genzyme Corp. (a)	8,350
19	Gilead Sciences, Inc. (a)	1,191
1	ImClone Systems, Inc. (a)	38
98	PDL BioPharma, Inc. (a)	2,001
46	Vertex Pharmaceuticals, Inc. (a)	1,621

		34,462

	Building Products — 0.4%
-(h)	American Standard Cos., Inc.	15
59	Lennox International, Inc.	1,777
94	Masco Corp.	2,999

		4,791

	Capital Markets — 1.7%
15	Affiliated Managers Group, Inc. (a)	1,680
1	Ameriprise Financial, Inc.	59

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

13	Bank of New York Co., Inc. (The)	503
10	Bear Stearns Cos., Inc. (The)	1,714
38	Charles Schwab Corp. (The)	726
128	E*Trade Financial Corp. (a)	3,109
68	Eaton Vance Corp.	2,345
54	Federated Investors, Inc., Class B	1,917
4	Franklin Resources, Inc.	456
10	Investment Technology Group, Inc. (a)	436
16	Jefferies Group, Inc.	474
15	Legg Mason, Inc.	1,567
16	Merrill Lynch & Co., Inc.	1,486
-(h)	Morgan Stanley	36
16	Northern Trust Corp.	1,001
20	Raymond James Financial, Inc.	641
-(h)	State Street Corp.	11
50	T. Rowe Price Group, Inc.	2,412

		20,573

	Chemicals — 2.3%
33	Air Products & Chemicals, Inc.	2,501
29	Airgas, Inc.	1,201
5	Albemarle Corp.	398
82	Ashland, Inc.	5,682
87	Chemtura Corp.	1,007
21	Cytec Industries, Inc.	1,194
29	FMC Corp.	2,285
12	H.B. Fuller Co.	318
57	Hercules, Inc. (a)	1,117
77	Lubrizol Corp.	3,993
2	Minerals Technologies, Inc.	105
4	Monsanto Co.	237
1	Mosiac Co. (The) (a)	18
24	Nalco Holding Co. (a)	551
6	PPG Industries, Inc.	421
10	Praxair, Inc.	605
73	Rohm & Haas Co.	3,794
5	Scotts Miracle-Gro Co. (The), Class A	279
-(h)	Tronox, Inc., Class B	1
76	Valspar Corp.	2,130

		27,837

	Commercial Banks — 3.0%
36	Associated Banc-Corp.	1,215
13	Bank of Hawaii Corp.	676
11	BB&T Corp.	472
-(h)	Cathay General Bancorp	3
4	City National Corp.	276
54	Colonial BancGroup, Inc. (The)	1,323
-(h)	Commerce Bancshares, Inc.	5
15	Compass Bancshares, Inc.	890
11	East West Bancorp, Inc.	439
6	Greater Bay Bancorp	176
174	Huntington Bancshares, Inc.	4,058
68	KeyCorp	2,613
16	Marshall & Ilsley Corp.	767
-(h)	Mercantile Bankshares Corp.	4
-(h)	National City Corp.	4
51	PNC Financial Services Group, Inc.	3,732
15	Popular, Inc.	267
21	Sky Financial Group, Inc.	588
60	SunTrust Banks, Inc.	4,957
23	SVB Financial Group (a)	1,058
28	Synovus Financial Corp.	886
61	TCF Financial Corp.	1,551

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

101	U.S. Bancorp	3,587
65	Wachovia Corp.	3,693
-(h)	Wells Fargo & Co.	14
-(h)	Whitney Holding Corp.	10
26	Zions Bancorporation	2,182

		35,446

	Commercial Services & Supplies — 1.6%
23	Adesa, Inc.	658
177	Allied Waste Industries, Inc. (a)	2,267
8	Cintas Corp.	325
57	Copart, Inc. (a)	1,686
32	Covanta Holding Corp. (a)	759
138	Deluxe Corp.	4,136
5	Dun & Bradstreet Corp. (a)	391
20	Equifax, Inc.	819
9	Herman Miller, Inc.	341
3	HNI Corp.	141
62	IKON Office Solutions, Inc.	925
22	Monster Worldwide, Inc. (a)	1,062
1	PHH Corp. (a)	38
18	R.R. Donnelley & Sons Co.	676
19	Republic Services, Inc.	830
24	Robert Half International, Inc.	963
13	Steelcase, Inc.	257
90	Waste Management, Inc.	3,426

		19,700

	Communications Equipment — 2.0%
17	ADC Telecommunications, Inc. (a)	277
294	Andrew Corp. (a)	3,124
238	Avaya, Inc. (a)	3,052
27	Avocent Corp. (a)	939
17	Cisco Systems, Inc. (a)	441
35	Corning, Inc. (a)	728
7	Dycom Industries, Inc. (a)	154
4	F5 Networks, Inc. (a)	250
59	Juniper Networks, Inc. (a)	1,067
224	Motorola, Inc.	4,446
82	Polycom, Inc. (a)	2,756
76	QUALCOMM, Inc.	2,878
272	Tellabs, Inc. (a)	2,735
134	UTStarcom, Inc. (a)	1,187

		24,034

	Computers & Peripherals — 2.9%
18	Apple, Inc. (a)	1,585
787	Brocade Communications Systems, Inc. (a)	6,751
1	Dell, Inc. (a)	33
1	Diebold, Inc.	46
11	EMC Corp. (a)	156
163	Emulex Corp. (a)	2,891
69	Hewlett-Packard Co.	2,985
56	International Business Machines Corp.	5,508
20	Lexmark International, Inc., Class A (a)	1,271
2	NCR Corp. (a)	97
202	Network Appliance, Inc. (a)	7,602
25	SanDisk Corp. (a)	1,016
228	Western Digital Corp. (a)	4,462

		34,403

	Construction & Engineering — 0.7%
30	EMCOR Group, Inc. (a)	1,723
1	Fluor Corp.	91
55	Granite Construction, Inc.	2,929
10	Jacobs Engineering Group, Inc. (a)	898

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

4	Quanta Services, Inc. (a)	81
67	URS Corp. (a)	2,866

		8,588

	Construction Materials — 0.2%
57	Florida Rock Industries, Inc.	2,801

	Consumer Finance — 0.8%
9	American Express Co.	501
284	AmeriCredit Corp. (a)	7,708
32	CompuCredit Corp. (a)	1,116
5	SLM Corp.	235

		9,560

	Containers & Packaging — 0.6%
10	AptarGroup, Inc.	616
1	Bemis Co.	37
81	Packaging Corp. of America	1,841
1	Pactiv Corp. (a)	29
13	Silgan Holdings, Inc.	621
64	Smurfit-Stone Container Corp. (a)	693
16	Sonoco Products Co.	610
50	Temple-Inland, Inc.	2,494

		6,941

	Distributors — 0.0% (g)
9	Genuine Parts Co.	430

	Diversified Consumer Services — 0.7%
29	Apollo Group, Inc., Class A (a)	1,238
116	Career Education Corp. (a)	3,322
13	Corinthian Colleges, Inc. (a)	167
7	Laureate Education, Inc. (a)	396
65	Regis Corp.	2,708
-(h)	Service Corporation International	3

		7,834

	Diversified Financial Services — 1.6%
17	Bank of America Corp.	909
153	CIT Group, Inc.	9,030
163	Citigroup, Inc.	8,999
5	Moody’s Corp.	346

		19,284

	Diversified Telecommunication Services — 0.8%
84	Citizens Communications Co.	1,235
21	Embarq Corp.	1,188
192	Verizon Communications, Inc.	7,407
2	Windstream Corp.	32

		9,862

	Electric Utilities — 2.2%
85	Allegheny Energy, Inc. (a)	3,938
37	American Electric Power Co., Inc.	1,593
194	Edison International	8,719
15	Entergy Corp.	1,432
1	Exelon Corp.	72
34	FirstEnergy Corp.	2,012
5	Idacorp, Inc.	170
44	Northeast Utilities	1,220
94	Pepco Holdings, Inc.	2,413
51	Pinnacle West Capital Corp.	2,476
40	PPL Corp.	1,413
37	Sierra Pacific Resources (a)	638
10	Westar Energy, Inc.	261

		26,357

	Electrical Equipment — 0.9%
23	Acuity Brands, Inc.	1,348
-(h)	Ametek, Inc.	4
2	Belden CDT, Inc.	73

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

-(h)	Cooper Industries Ltd., Class A (Bermuda)	37
164	Emerson Electric Co.	7,368
2	General Cable Corp. (a)	91
1	Genlyte Group, Inc. (a)	45
4	Rockwell Automation, Inc.	215
12	Roper Industries, Inc.	622
16	Thomas & Betts Corp. (a)	785

		10,588

	Electronic Equipment & Instruments — 1.1%
233	Agilent Technologies, Inc. (a)	7,457
1	Amphenol Corp., Class A	41
-(h)	Avnet, Inc. (a)	6
93	Ingram Micro, Inc., Class A (a)	1,823
45	Jabil Circuit, Inc.	1,069
2	Mettler-Toledo International, Inc. (Switzerland) (a)	190
1	Molex, Inc.	23
-(h)	National Instruments Corp.	-(h	)
27	Plexus Corp. (a)	446
166	Vishay Intertechnology, Inc. (a)	2,184

		13,239

	Energy Equipment & Services — 2.5%
111	BJ Services Co.	3,072
22	Global Industries Ltd (a)	300
11	Grant Prideco, Inc. (a)	419
154	Halliburton Co.	4,546
40	Helmerich & Payne, Inc.	1,081
70	National Oilwell Varco, Inc. (a)	4,261
15	Oil States International, Inc. (a)	433
286	Patterson-UTI Energy, Inc.	6,906
14	Pride International, Inc. (a)	390
2	Rowan Cos., Inc.	76
27	Superior Energy Services (a)	803
5	Tidewater, Inc.	263
147	TODCO, Class A (a)	5,087
42	Unit Corp. (a)	2,058

		29,695

	Food & Staples Retailing — 1.2%
79	BJ’s Wholesale Club, Inc. (a)	2,411
-(h)	Costco Wholesale Corp.	6
203	Safeway, Inc.	7,317
19	SUPERVALU, Inc.	715
1	SYSCO Corp.	26
90	Wal-Mart Stores, Inc.	4,313

		14,788

	Food Products — 1.2%
7	Archer-Daniels-Midland Co.	239
5	Corn Products International, Inc.	175
92	Dean Foods Co. (a)	4,091
19	Flowers Foods, Inc.	526
31	General Mills, Inc.	1,801
11	H.J. Heinz Co.	521
40	Hormel Foods Corp.	1,498
19	JM Smucker Co. (The)	880
3	Kellogg Co.	143
91	Kraft Foods, Inc.	3,165
6	Lancaster Colony Corp.	278
1	McCormick & Co., Inc. (Non-Voting)	39
7	Sara Lee Corp.	117
-(h)	Smithfield Foods, Inc. (a)	-(h	)
37	Tyson Foods, Inc., Class A	657

		14,130

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Gas Utilities — 0.3%
-(h)	AGL Resources, Inc.	15
1	Atmos Energy Corp.	22
1	Energen Corp.	51
66	ONEOK, Inc.	2,824
5	Questar Corp.	395
2	Southern Union Co.	42

		3,349

	Health Care Equipment & Supplies — 4.2%
226	Advanced Medical Optics, Inc. (a)	8,320
13	Arrow International, Inc.	430
138	Baxter International, Inc.	6,831
76	Beckman Coulter, Inc.	4,909
34	Becton, Dickinson & Co.	2,629
-(h)	Biomet, Inc.	1
146	Cytyc Corp. (a)	4,236
66	Dade Behring Holdings, Inc.	2,795
47	Dentsply International, Inc.	1,446
27	Edwards Lifesciences Corp. (a)	1,401
207	Hospira, Inc. (a)	7,599
3	Kinetic Concepts, Inc. (a)	138
8	Kyphon, Inc. (a)	385
1	St. Jude Medical, Inc. (a)	41
88	STERIS Corp.	2,276
2	Stryker Corp.	118
5	Varian Medical Systems, Inc. (a)	217
35	West Pharmaceutical Services, Inc.	1,676
61	Zimmer Holdings, Inc. (a)	5,112

		50,560

	Health Care Providers & Services — 2.8%
115	Aetna, Inc.	4,840
5	AMERIGROUP Corp. (a)	174
49	Apria Healthcare Group, Inc. (a)	1,347
-(h)	Caremark Rx, Inc.	5
38	Community Health Systems, Inc. (a)	1,374
25	Coventry Health Care, Inc. (a)	1,272
3	Express Scripts, Inc. (a)	221
38	Healthways, Inc. (a)	1,734
-(h)	Henry Schein, Inc. (a)	20
22	Laboratory Corp. of America Holdings (a)	1,618
80	LifePoint Hospitals, Inc. (a)	2,715
6	Lincare Holdings, Inc. (a)	244
92	McKesson Corp.	5,121
1	Omnicare, Inc.	36
25	Quest Diagnostics, Inc.	1,326
59	Triad Hospitals, Inc. (a)	2,521
128	Universal Health Services, Inc., Class B	7,397
14	WellCare Health Plans, Inc. (a)	1,088

		33,053

	Health Care Technology — 0.1%
41	IMS Health, Inc.	1,194

	Hotels, Restaurants & Leisure — 2.5%
19	Ameristar Casinos, Inc.	586
25	Bob Evans Farms, Inc.	842
211	Brinker International, Inc.	6,653
-(h)	CBRL Group, Inc.	1
5	Cheesecake Factory (The) (a)	132
20	Darden Restaurants, Inc.	801
1	Domino’s Pizza, Inc.	26
-(h)	Harrah’s Entertainment, Inc.	6
2	Hilton Hotels Corp.	60
148	International Game Technology	6,413
34	International Speedway Corp., Class A	1,790

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

3	Jack in the Box, Inc. (a)	192
124	McDonald’s Corp.	5,517
29	Penn National Gaming, Inc. (a)	1,253
18	Pinnacle Entertainment, Inc. (a)	605
45	Ruby Tuesday, Inc.	1,279
2	Starwood Hotels & Resorts Worldwide, Inc.	116
37	Wyndham Worldwide Corp. (a)	1,139
21	Wynn Resorts Ltd.	2,301
13	Yum! Brands, Inc.	809

		30,521

	Household Durables — 2.1%
22	Beazer Homes USA, Inc.	973
10	Black & Decker Corp.	899
240	D.R. Horton, Inc.	6,974
17	Fortune Brands, Inc.	1,443
4	Jarden Corp. (a)	136
31	Leggett & Platt, Inc.	757
14	MDC Holdings, Inc.	833
79	Newell Rubbermaid, Inc.	2,324
5	Ryland Group, Inc.	281
2	Snap-On, Inc.	117
192	Toll Brothers, Inc. (a)	6,486
118	Tupperware Brands Corp.	2,750
7	Whirlpool Corp.	594

		24,567

	Household Products — 0.5%
22	Clorox Co.	1,438
64	Colgate-Palmolive Co.	4,391
3	Energizer Holdings, Inc. (a)	247
1	Kimberly-Clark Corp.	75
4	Procter & Gamble Co.	238

		6,389

	Independent Power Producers & Energy Traders — 1.2%
92	Constellation Energy Group, Inc.	6,683
290	Dynegy, Inc., Class A (a)	2,044
3	NRG Energy, Inc. (a)	158
98	TXU Corp.	5,299

		14,184

	Industrial Conglomerates — 0.5%
-(h)	General Electric Co.	2
41	Teleflex, Inc.	2,762
31	Textron, Inc.	2,926

		5,690

	Insurance — 2.8%
16	Aflac, Inc.	762
33	Allstate Corp. (The)	2,005
56	American Financial Group, Inc.	1,961
-(h)	Arthur J. Gallagher & Co.	3
8	Assurant, Inc.	455
25	Brown & Brown, Inc.	705
13	CNA Financial Corp. (a)	545
6	Commerce Group, Inc.	175
13	Conseco, Inc. (a)	263
-(h)	Delphi Financial Group	4
30	First American Corp.	1,287
87	Genworth Financial, Inc.	3,022
29	Hartford Financial Services Group, Inc.	2,798
54	HCC Insurance Holdings, Inc.	1,669
35	MetLife, Inc.	2,162
-(h)	National Financial Partners Corp.	20
18	Nationwide Financial Services	973
12	Ohio Casualty Corp.	366

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

63	Old Republic International Corp.	1,409
-(h)	Philadelphia Consolidated Holding Co. (a)	9
180	Progressive Corp. (The)	4,174
51	Protective Life Corp.	2,496
12	Reinsurance Group of America, Inc.	722
16	Selective Insurance Group	821
33	St. Paul Travelers Cos., Inc. (The)	1,684
14	StanCorp Financial Group, Inc.	656
1	Torchmark Corp.	80
6	Unitrin, Inc.	323
73	W.R. Berkley Corp.	2,407

		33,956

	Internet & Catalog Retail — 0.8%
20	Liberty Media Corp. - Interactive, Class A (a)	481
386	Netflix, Inc. (a)	8,812

		9,293

	Internet Software & Services — 1.4%
90	aQuantive, Inc. (a)	2,422
11	Digital River, Inc. (a)	553
214	eBay, Inc. (a)	6,945
-(h)	Google, Inc., Class A (a)	150
397	RealNetworks, Inc. (a)	4,237
3	SAVVIS, Inc. (a)	112
73	VeriSign, Inc. (a)	1,736
17	WebEx Communications, Inc. (a)	638

		16,793

	IT Services — 2.5%
1	Acxiom Corp.	13
2	Affiliated Computer Services, Inc., Class A (a)	104
64	BISYS Group, Inc. (The) (a)	812
39	Computer Sciences Corp. (a)	2,025
98	Convergys Corp. (a)	2,563
78	CSG Systems International, Inc. (a)	1,947
43	DST Systems, Inc. (a)	3,019
133	Electronic Data Systems Corp.	3,488
69	First Data Corp.	1,710
19	Fiserv, Inc. (a)	990
213	Global Payments, Inc.	8,036
40	Hewitt Associates, Inc., Class A (a)	1,089
1	MPS Group, Inc. (a)	19
22	Sabre Holdings Corp., Class A	715
120	SRA International, Inc., Class A (a)	3,031
2	Western Union Co. (The)	49

		29,610

	Leisure Equipment & Products — 0.2%
-(h)	Brunswick Corp.	2
2	Callaway Golf Co.	38
17	Eastman Kodak Co.	450
-(h)	Mattel, Inc.	-(h)
49	Polaris Industries, Inc.	2,305

		2,795

	Life Sciences Tools & Services — 1.6%
14	Bio-Rad Laboratories, Inc., Class A (a)	1,204
99	Charles River Laboratories International, Inc. (a)	4,436
92	Covance, Inc. (a)	5,651
2	Invitrogen Corp. (a)	141
146	PerkinElmer, Inc.	3,482
19	Pharmaceutical Product Development, Inc.	672
27	Techne Corp. (a)	1,553
31	Varian, Inc. (a)	1,684
16	Waters Corp. (a)	886

		19,709

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Machinery — 2.3%
15	AGCO Corp. (a)	504
15	Caterpillar, Inc.	977
9	Crane Co.	350
8	Cummins, Inc.	1,070
-(h)	Danaher Corp.	1
20	Deere & Co.	2,027
61	Dover Corp.	3,029
80	Eaton Corp.	6,263
1	Gardner Denver, Inc. (a)	35
29	Harsco Corp.	2,513
34	ITT Corp.	2,049
-(h)	Joy Global, Inc.	1
6	Lincoln Electric Holdings, Inc.	337
34	Nordson Corp.	1,759
18	PACCAR, Inc.	1,212
13	Parker Hannifin Corp.	1,040
27	Pentair, Inc.	854
24	Terex Corp. (a)	1,342
32	Timken Co.	907
24	Toro Co.	1,206

		27,476

	Media — 2.8%
111	Belo Corp., Class A	2,080
24	Cablevision Systems Corp.	740
-(h)	Clear Channel Communications, Inc.	2
194	Comcast Corp., Class A (a)	8,603
71	DIRECTV Group, Inc. (The) (a)	1,739
1	E.W. Scripps Co., Class A	24
20	EchoStar Communications Corp., Class A (a)	812
102	Gannett Co., Inc.	5,948
23	Harte-Hanks, Inc.	618
7	Idearc, Inc.	233
56	Lee Enterprises, Inc.	1,857
18	McClatchy Co., Class A	698
62	McGraw-Hill Cos., Inc. (The)	4,155
2	Media General, Inc., Class A	92
30	Meredith Corp.	1,756
21	Omnicom Group, Inc.	2,253
13	R.H. Donnelley Corp.	893
3	Virgin Media, Inc. (a)	75
44	Walt Disney Co. (The)	1,550

		34,128

	Metals & Mining — 1.5%
1	AK Steel Holding Corp. (a)	16
32	Alcoa, Inc.	1,031
2	Carpenter Technology Corp.	211
11	Chaparral Steel Co.	554
28	Cleveland-Cliffs, Inc.	1,531
15	Commercial Metals Co.	410
11	Freeport-McMoRan Copper & Gold, Inc., Class B	649
43	Nucor Corp.	2,806
4	Phelps Dodge Corp.	498
73	Steel Dynamics, Inc.	2,856
96	United States Steel Corp.	7,999

		18,561

	Multi-Utilities — 1.8%
-(h)	Alliant Energy Corp.	7
1	Ameren Corp.	43
-(h)	Black Hills Corp.	1
92	CenterPoint Energy, Inc.	1,581
98	NiSource, Inc.	2,329

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

58	NSTAR	1,922
67	OGE Energy Corp.	2,580
83	PG&E Corp.	3,891
14	PNM Resources, Inc.	431
4	Public Service Enterprise Group, Inc.	263
133	Puget Energy, Inc.	3,279
55	SCANA Corp.	2,259
-(h)	Sempra Energy	9
10	Vectren Corp.	279
20	Wisconsin Energy Corp.	928
64	Xcel Energy, Inc.	1,498

		21,300

	Multiline Retail — 1.0%
1	Dillard’s, Inc., Class A	21
3	Dollar Tree Stores, Inc. (a)	86
113	Family Dollar Stores, Inc.	3,661
101	Federated Department Stores, Inc.	4,205
28	J.C. Penney Co., Inc.	2,279
12	Kohl’s Corp. (a)	880
5	Saks, Inc.	101
6	Target Corp.	356

		11,589

	Office Electronics — 0.2%
131	Xerox Corp. (a)	2,261

	Oil, Gas & Consumable Fuels — 4.8%
34	Anadarko Petroleum Corp.	1,498
57	Arch Coal, Inc.	1,699
82	Chesapeake Energy Corp.	2,437
106	Cimarex Energy Co.	3,967
57	ConocoPhillips	3,782
-(h)	Consol Energy, Inc.	-(h)
4	Denbury Resources, Inc. (a)	109
1	Devon Energy Corp.	58
242	El Paso Corp.	3,749
-(h)	Energy Transfer Partners LP	21
-(h)	EOG Resources, Inc.	3
43	Forest Oil Corp. (a)	1,364
11	Helix Energy Solutions Group, Inc. (a)	367
5	Massey Energy Co.	118
133	Newfield Exploration Co. (a)	5,703
56	Noble Energy, Inc.	3,004
2	Occidental Petroleum Corp.	80
106	Overseas Shipholding Group, Inc.	6,571
190	Plains Exploration & Production Co. (a)	9,156
35	Spectra Energy Corp.	921
-(h)	Sunoco, Inc.	5
102	Tesoro Corp.	8,402
74	Valero Energy Corp.	4,032
13	Williams Cos., Inc.	337

		57,383

	Paper & Forest Products — 0.5%
126	International Paper Co.	4,235
52	MeadWestvaco Corp.	1,579

		5,814

	Personal Products — 0.9%
190	Alberto-Culver Co.	4,341
127	NBTY, Inc. (a)	6,561

		10,902

	Pharmaceuticals — 3.2%
12	Barr Pharmaceuticals, Inc. (a)	648
1	Eli Lilly & Co.	40
291	Endo Pharmaceuticals Holdings, Inc. (a)	8,954

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

87	Johnson & Johnson	5,824
428	King Pharmaceuticals, Inc. (a)	7,640
101	Medicines Co. (The) (a)	3,099
10	MGI Pharma, Inc. (a)	194
119	Perrigo Co.	2,059
74	Schering-Plough Corp.	1,861
286	Watson Pharmaceuticals, Inc. (a)	7,779

		38,098

	Real Estate Investment Trusts (REITs) — 1.6%
17	AMB Property Corp.	1,060
28	Apartment Investment & Management Co.	1,783
4	Boston Properties, Inc.	463
2	Highwoods Properties, Inc.	83
47	Hospitality Properties Trust	2,312
1	Host Hotels & Resorts, Inc.	35
2	Kimco Realty Corp.	89
23	Liberty Property Trust	1,212
13	Macerich Co. (The)	1,261
52	Mack-Cali Realty Corp.	2,889
29	New Plan Excel Realty Trust	834
67	Plum Creek Timber Co., Inc.	2,700
40	Potlatch Corp. (a)	1,870
10	ProLogis	633
20	Rayonier, Inc.	872
17	Regency Centers Corp.	1,443
1	Vornado Realty Trust	75
3	Weingarten Realty Investors	148

		19,762

	Real Estate Management & Development — 0.4%
42	CB Richard Ellis Group, Inc., Class A (a)	1,577
33	Jones Lang LaSalle, Inc.	3,457

		5,034

	Road & Rail — 0.6%
-(h)	Burlington Northern Santa Fe Corp.	2
38	CSX Corp.	1,400
-(h)	J.B. Hunt Transport Services, Inc.	10
12	Ryder System, Inc.	660
2	Swift Transportation Co., Inc. (a)	72
10	Union Pacific Corp.	1,048
96	YRC Worldwide, Inc. (a)	4,253

		7,445

	Semiconductors & Semiconductor Equipment — 2.9%
496	Amkor Technology, Inc. (a)	5,225
12	Applied Materials, Inc.	216
147	Atmel Corp. (a)	881
6	Broadcom Corp., Class A (a)	191
8	Cymer, Inc. (a)	353
-(h)	Cypress Semiconductor Corp. (a)	1
125	Fairchild Semiconductor International, Inc. (a)	2,219
-(h)	Intel Corp.	1
14	Intersil Corp., Class A	332
6	Lam Research Corp. (a)	286
33	LSI Logic Corp. (a)	315
11	Maxim Integrated Products, Inc.	338
14	MEMC Electronic Materials, Inc. (a)	717
3	Micrel, Inc. (a)	32
30	Microchip Technology, Inc.	1,039
683	Micron Technology, Inc. (a)	8,845
41	National Semiconductor Corp.	957
52	Novellus Systems, Inc. (a)	1,609
20	NVIDIA Corp. (a)	628
92	Rambus, Inc. (a)	1,715

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

134	RF Micro Devices, Inc. (a)	1,036
-(h)	Semtech Corp. (a)	-(h	)
2	Silicon Laboratories, Inc. (a)	58
30	Sirf Technology Holdings, Inc. (a)	866
166	Teradyne, Inc. (a)	2,470
58	Tessera Technologies, Inc. (a)	2,213
44	Texas Instruments, Inc.	1,368
3	Varian Semiconductor Equipment Associates, Inc. (a)	115
19	Xilinx, Inc.	460

		34,486

	Software — 3.3%
18	Autodesk, Inc. (a)	768
279	BEA Systems, Inc. (a)	3,440
6	BMC Software, Inc. (a)	223
75	Cadence Design Systems, Inc. (a)	1,421
190	Citrix Systems, Inc. (a)	6,005
275	Compuware Corp. (a)	2,466
61	Fair Isaac Corp.	2,441
210	Hyperion Solutions Corp. (a)	8,885
71	Jack Henry & Associates, Inc.	1,512
-(h)	Macrovision Corp. (a)	-(h	)
-(h)	McAfee, Inc. (a)	-(h	)
70	Mentor Graphics Corp. (a)	1,300
365	Novell, Inc. (a)	2,644
2	Oracle Corp. (a)	37
4	Parametric Technology Corp. (a)	73
15	Quest Software, Inc. (a)	226
161	Sybase, Inc. (a)	4,163
1	Symantec Corp. (a)	11
123	Synopsys, Inc. (a)	3,265
35	TIBCO Software, Inc. (a)	325
-(h)	Wind River Systems, Inc. (a)	2

		39,207

	Specialty Retail — 4.9%
104	Abercrombie & Fitch Co.	8,235
8	Advance Auto Parts, Inc.	317
2	Aeropostale, Inc. (a)	58
9	American Eagle Outfitters, Inc.	298
150	AnnTaylor Stores Corp. (a)	5,178
50	Autonation, Inc. (a)	1,117
18	AutoZone, Inc. (a)	2,320
50	Barnes & Noble, Inc.	1,962
16	bebe stores, Inc.	292
69	Best Buy Co., Inc.	3,462
221	Charming Shoppes, Inc. (a)	2,906
198	Circuit City Stores, Inc.	4,044
35	Claire’s Stores, Inc.	1,214
42	Dress Barn, Inc. (a)	950
-(h)	Gap, Inc. (The)	6
20	Lowe’s Cos., Inc.	671
8	O’Reilly Automotive, Inc. (a)	278
131	Office Depot, Inc. (a)	4,889
18	OfficeMax, Inc.	861
146	Pacific Sunwear of California (a)	2,858
90	Payless ShoeSource, Inc. (a)	3,058
50	PetSmart, Inc.	1,531
161	RadioShack Corp.	3,560
186	Ross Stores, Inc.	6,012
5	Sherwin-Williams Co. (The)	319
76	Staples, Inc.	1,957
28	TJX Cos., Inc.	841
1	Williams-Sonoma, Inc.	46

		59,240

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Textiles, Apparel & Luxury Goods — 0.9%
12	Brown Shoe Co., Inc.	647
1	Coach, Inc. (a)	65
-(h)	Hanesbrands, Inc. (a)	8
83	Nike, Inc., Class B	8,211
28	Polo Ralph Lauren Corp.	2,303

		11,234

	Thrifts & Mortgage Finance — 1.2%
38	Countrywide Financial Corp.	1,672
116	First Niagara Financial Group, Inc.	1,676
5	Hudson City Bancorp, Inc.	68
12	MGIC Investment Corp.	735
90	PMI Group, Inc. (The)	4,294
7	Radian Group, Inc.	410
34	Washington Federal, Inc.	787
101	Washington Mutual, Inc.	4,509

		14,151

	Tobacco — 1.0%
120	Loews Corp. - Carolina Group	8,239
77	Universal Corp.	3,739

		11,978

	Trading Companies & Distributors — 1.0%
6	GATX Corp.	251
31	MSC Industrial Direct Co.	1,342
183	United Rentals, Inc. (a)	4,717
75	WW Grainger, Inc.	5,830

		12,140

	Wireless Telecommunication Services — 0.4%
17	ALLTEL Corp.	1,043
45	Sprint Nextel Corp.	801
44	Telephone & Data Systems, Inc.	2,475
-(h)	U.S. Cellular Corp. (a)	14

		4,333

	Total Common Stocks (Cost $1,089,796)	1,158,080

	Short-Term Investment — 4.8%
	Investment Company — 4.8%
57,634	JPMorgan Prime Money Market Fund (b) (Cost $57,634)	57,634

	Total Long Positions — 101.4% (Cost $1,147,430)	1,215,714
	Liabilities in Excess of Other Assets — (1.4)%	(16,341)

	NET ASSETS — 100.0%	$1,199,373

	Short Positions — 95.6%
	Common Stocks — 95.6%
	Aerospace & Defense — 1.5%
40	Alliant Techsystems, Inc. (a)	3,201
45	BE Aerospace, Inc. (a)	1,341
77	Boeing Co.	6,888
24	Curtiss-Wright Corp.	902
50	DRS Technologies, Inc.	2,754
30	General Dynamics Corp.	2,356
7	Hexcel Corp. (a)	126
6	Precision Castparts Corp.	560
2	Rockwell Collins, Inc.	130

		18,258

	Air Freight & Logistics — 0.4%
82	Expeditors International of Washington, Inc.	3,511
10	United Parcel Service, Inc., Class B	716

		4,227

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Airlines — 0.7%
27	AMR Corp. (a)	995
173	Continental Airlines, Inc., Class B (a)	7,192
	Southwest Airlines Co.	1

		8,188

	Auto Components — 0.1%
11	BorgWarner, Inc.	720
21	Goodyear Tire & Rubber Co. (The) (a)	517
57	Visteon Corp. (a)	457

		1,694

	Automobiles — 1.6%
217	Ford Motor Co.	1,766
270	General Motors Corp.	8,879
129	Harley-Davidson, Inc.	8,781

		19,426

	Beverages — 1.5%
51	Anheuser-Busch Cos., Inc.	2,595
86	Coca-Cola Co. (The)	4,120
171	Constellation Brands, Inc., Class A (a)	4,227
196	Hansen Natural Corp. (a)	7,482

		18,424

	Biotechnology — 2.3%
221	Alkermes, Inc. (a)	3,301
56	Amylin Pharmaceuticals, Inc. (a)	2,186
67	BioMarin Pharmaceuticals, Inc. (a)	1,272
305	Human Genome Sciences, Inc. (a)	3,594
260	MedImmune, Inc. (a)	8,999
289	Millennium Pharmaceuticals, Inc. (a)	3,206
138	OSI Pharmaceuticals, Inc. (a)	4,688
15	Theravance, Inc. (a)	509

		27,755

	Building Products — 0.2%
46	USG Corp. (a)	2,451

	Capital Markets — 1.8%
46	A.G. Edwards, Inc.	3,069
9	AllianceBernstein Holding LP	811
7	Cohen & Steers Inc.	337
13	Goldman Sachs Group, Inc. (The)	2,792
41	Investors Financial Services Corp.	1,921
160	Janus Capital Group, Inc.	3,283
68	Lehman Brothers Holdings, Inc.	5,628
145	Waddell & Reed Financial, Inc.	3,726

		21,567

	Chemicals — 1.9%
53	Dow Chemical Co. (The)	2,211
42	E.l. du Pont de Nemours & Co.	2,100
68	Eastman Chemical Co.	3,997
89	Ecolab, Inc.	3,917
48	International Flavors & Fragrances, Inc.	2,349
65	Lyondell Chemical Co.	2,063
-(h)	Olin Corp.	-(h)
65	RPM International, Inc.	1,508
37	Sensient Technologies Corp.	917
71	Sigma-Aldrich Corp.	2,690
16	Westlake Chemical Corp.	538

		22,290

	Commercial Banks — 2.1%
47	Comerica, Inc.	2,783
196	Fifth Third Bancorp	7,805
4	First Horizon National Corp.	192
11	First Midwest Bancorp, Inc.	425
43	FirstMerit Corp.	966

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

43	M&T Bank Corp.	5,234
155	Regions Financial Corp.	5,626
9	South Financial Group, Inc. (The)	228
6	Valley National Bancorp	161
32	Westamerica Bancorp	1,603

		25,023

	Commercial Services & Supplies — 2.1%
20	Avery Dennison Corp.	1,385
9	Brink’s Co. (The)	540
20	ChoicePoint, Inc. (a)	772
88	Corporate Executive Board Co.	7,972
19	Manpower, Inc.	1,396
59	Mine Safety Appliances Co.	2,253
-(h)	Navigant Consulting, Inc. (a)	2
59	Pitney Bowes, Inc.	2,827
26	Rollins, Inc.	570
74	Stericycle, Inc. (a)	5,734
9	United Stationers, Inc. (a)	449
37	Watson Wyatt Worldwide, Inc., Class A	1,658

		25,558

	Communications Equipment — 2.0%
69	Adtran, Inc.	1,532
321	Ciena Corp. (a)	9,030
174	Comverse Technology, Inc. (a)	3,373
157	Foundry Networks, Inc. (a)	2,266
193	JDS Uniphase Corp. (a)	3,428
1	Plantronics, Inc.	21
42	Powerwave Technologies, Inc. (a)	246
494	Sonus Networks, Inc. (a)	3,579

		23,475

	Computers & Peripherals — 0.7%
5	Intermec, Inc. (a)	122
199	Palm, Inc. (a)	2,749
95	QLogic Corp. (a)	1,739
616	Sun Microsystems, Inc. (a)	4,091

		8,701

	Construction & Engineering — 0.6%
154	Shaw Group, Inc. (The) (a)	5,206
39	Washington Group International, Inc. (a)	2,205

		7,411

	Construction Materials — 0.4%
10	Eagle Materials, Inc.	513
26	Martin Marietta Materials, Inc.	2,964
12	Vulcan Materials Co.	1,236

		4,713

	Consumer Finance — 0.8%
112	Capital One Financial Corp.	9,027

	Containers & Packaging — 0.2%
35	Sealed Air Corp.	2,289

	Diversified Consumer Services — 2.7%
360	H&R Block, Inc.	8,865
258	Sotheby’s	9,564
60	Strayer Education, Inc.	6,861
121	Weight Watchers International, Inc.	6,525

		31,815

	Diversified Financial Services — 0.5%
-(h)	Chicago Mercantile Exchange Holdings, Inc., Class A	21
217	Leucadia National Corp.	5,942

		5,963

	Diversified Telecommunication Services — 0.9%
55	AT&T, Inc.	2,074
16	CenturyTel, Inc.	714
1,252	Level 3 Communications, Inc. (a)	7,776

		10,564

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Electric Utilities — 2.8%
166	DPL, Inc.	4,751
179	Duke Energy Corp.	3,525
43	Duquesne Light Holdings, Inc.	851
157	FPL Group, Inc.	8,890
40	Great Plains Energy, Inc.	1,266
64	Hawaiian Electric Industries, Inc.	1,715
5	Progress Energy, Inc.	254
239	Reliant Energy, Inc. (a)	3,557
243	Southern Co.	8,888

		33,697

	Electrical Equipment — 0.3%
-(h)	American Power Conversion Corp.	1
66	Hubbell, Inc., Class B	3,176

		3,177

	Electronic Equipment & Instruments — 1.3%
145	Arrow Electronics, Inc. (a)	5,114
140	Benchmark Electronics, Inc. (a)	3,180
32	CDW Corp.	2,085
30	FLIR Systems, Inc. (a)	943
102	Tech Data Corp. (a)	3,804
14	Tektronix, Inc.	390

		15,516

	Energy Equipment & Services — 1.6%
4	Atwood Oceanics, Inc. (a)	169
58	Baker Hughes, Inc.	3,979
24	Cameron International Corp. (a)	1,234
44	Diamond Offshore Drilling, Inc.	3,739
44	ENSCO International, Inc.	2,230
56	FMC Technologies, Inc. (a)	3,444
22	Hanover Compressor Co. (a)	434
-(h)	Noble Corp.	1
47	Oceaneering International, Inc. (a)	1,863
5	RPC, Inc.	87
46	Smith International, Inc.	1,835
8	Tetra Technologies, Inc. (a)	178
-(h)	Weatherford International Ltd. (a)	1

		19,194

	Food & Staples Retailing — 0.4%
16	Kroger Co. (The)	399
60	Longs Drug Stores Corp.	2,571
50	Rite Aid Corp. (a)	311
-(h)	Ruddick Corp.	2
39	Walgreen Co.	1,785

		5,068

	Food Products — 1.9%
142	Campbell Soup Co.	5,451
343	ConAgra Foods, Inc.	8,823
79	Hershey Co. (The)	4,047
34	Tootsie Roll Industries, Inc.	1,074
73	W.M. Wrigley, Jr., Co.	3,782

		23,177

	Gas Utilities — 1.0%
119	Equitable Resources, Inc.	5,163
172	National Fuel Gas Co.	6,991
-(h)	Peoples Energy Corp.	3
6	WGL Holdings, Inc.	185

		12,342

	Health Care Equipment & Supplies — 3.9%
92	Bausch & Lomb, Inc.	5,106

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

41	CR Bard, Inc.	3,398
106	Hillenbrand Industries, Inc.	6,058
161	Hologic, Inc. (a)	8,948
223	Immucor, Inc. (a)	7,043
6	Intuitive Surgical, Inc. (a)	573
10	Inverness Medical Innovations, Inc. (a)	414
131	Medtronic, Inc.	7,017
7	Mentor Corp.	345
144	ResMed, Inc. (a)	7,595
3	Sirona Dental Systems, Inc.	126

		46,623

	Health Care Providers & Services — 3.9%
124	Cardinal Health, Inc.	8,838
409	Health Management Associates, Inc., Class A	7,956
9	Health Net, Inc. (a)	442
42	Healthsouth Corp. (a)	992
81	Humana, Inc. (a)	4,485
37	Manor Care, Inc.	1,970
150	Patterson Cos., Inc. (a)	5,656
34	Psychiatric Solutions, Inc. (a)	1,313
201	Sierra Health Services, Inc. (a)	8,078
47	Sunrise Senior Living, Inc. (a)	1,694
128	Tenet Healthcare Corp. (a)	903
31	UnitedHealth Group, Inc.	1,610
71	VCA Antech, Inc. (a)	2,397
-(h)	WellPoint, Inc. (a)	3

		46,337

	Health Care Technology — 0.1%
29	Allscripts Healthcare Solutions, Inc. (a)	889

	Hotels, Restaurants & Leisure — 2.7%
175	Applebee’s International, Inc.	4,424
72	Las Vegas Sands Corp. (a)	7,447
19	Marriott International, Inc., Class A	914
40	MGM Mirage (a)	2,772
1	OSI Restaurant Partners, Inc.	54
84	Panera Bread Co., Class A (a)	4,939
75	Scientific Games Corp. (a)	2,325
32	Sonic Corp. (a)	720
58	Starbucks Corp. (a)	2,028
72	Tim Hortons, Inc. (Canada)	2,236
122	Wendy’s International, Inc.	4,154

		32,013

	Household Durables — 3.0%
54	American Greetings Corp., Class A	1,309
13	Blyth, Inc.	265
171	Centex Corp.	9,196
21	Harman International Industries, Inc.	1,984
222	Hovnanian Enterprises, Inc., Class A (a)	7,391
92	Lennar Corp., Class A	4,999
231	Pulte Homes, Inc.	7,945
126	Standard-Pacific Corp.	3,455

		36,544

	Household Products — 0.2%
41	Church & Dwight Co., Inc.	1,859

	Independent Power Producers & Energy Traders — 0.2%
124	AES Corp. (The) (a)	2,586
2	Ormat Technologies, Inc.	71

		2,657

	Industrial Conglomerates — 0.6%
85	Carlisle Cos., Inc.	6,897

	Insurance — 3.8%
13	21st Century Insurance Group	285

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

37	AMBAC Financial Group, Inc.	3,297
130	American International Group, Inc.	8,884
106	AON Corp.	3,809
54	Cincinnati Financial Corp.	2,408
62	Hanover Insurance Group, Inc. (The)	2,994
3	Hilb, Rogal & Hobbs Co.	139
206	Loews Corp.	8,933
55	Marsh & McLennan Cos., Inc.	1,626
55	MBIA, Inc.	3,974
1	Mercury General Corp.	77
33	Principal Financial Group, Inc.	2,033
36	Prudential Financial, Inc.	3,178
59	Safeco Corp.	3,775
1	UnumProvident Corp.	12

		45,424

	Internet & Catalog Retail — 0.5%
3	Amazon.com, Inc. (a)	129
74	Coldwater Creek, Inc. (a)	1,383
124	IAC/InterActive Corp.(a)	4,750

		6,262

	Internet Software & Services — 0.8%
37	ValueClick, Inc. (a)	942
321	Yahoo!, Inc. (a)	9,081

		10,023

	IT Services — 2.5%
180	Automatic Data Processing, Inc.	8,580
160	Ceridian Corp. (a)	4,803
3	CheckFree Corp. (a)	138
104	Cognizant Technology Solutions Corp., Class A (a)	8,848
47	Fidelity National Information Services, Inc.	1,986
65	Gartner, Inc. (a)	1,417
53	Iron Mountain, Inc. (a)	1,490
69	MoneyGram International, Inc.	2,062
30	Paychex, Inc.	1,208
2	Unisys Corp. (a)	13

		30,545

	Leisure Equipment & Products — 0.1%
59	Hasbro, Inc.	1,685

	Life Sciences Tools & Services — 1.2%
156	Affymetrix, Inc. (a)	3,889
72	Applera Corp. - Applied Biosystems Group	2,500
56	Millipore Corp. (a)	3,856
89	Thermo Fisher Scientific, Inc. (a)	4,256

		14,501

	Machinery — 1.7%
-(h)	Bucyrus International, Inc.	14
27	Clarcor, Inc.	925
61	Donaldson Co., Inc.	2,144
97	Flowserve Corp. (a)	5,147
33	Graco, Inc.	1,356
29	Kennametal, Inc.	1,821
71	Oshkosh Truck Corp.	3,765
72	SPX Corp.	5,078

		20,250

	Marine — 0.1%
22	Alexander & Baldwin, Inc.	1,097

	Media — 4.0%
41	Catalina Marketing Corp.	1,176
106	CBS Corp., Class B	3,313
176	Discovery Holding Co., Class A (a)	2,920
164	Dow Jones & Co., Inc.	6,196
40	DreamWorks Animation SKG, Inc., Class A (a)	1,116

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

-(h)	Getty Images, Inc. (a)	8
672	Interpublic Group of Cos., Inc. (a)	8,845
3	John Wiley & Sons, Inc., Class A	93
17	Liberty Media Holding Corp. - Capital, Class A (a)	1,700
10	Live Nation, Inc. (a)	239
291	New York Times Co., Class A	6,730
278	News Corp., Class A	6,458
-(h)	Reader’s Digest Association, Inc. (The)	1
-(h)	Scholastic Corp. (a)	3
66	Time Warner, Inc.	1,441
81	Tribune Co.	2,462
40	Univision Communications, Inc., Class A (a)	1,431
90	Viacom, Inc., Class B (a)	3,648

		47,780

	Metals & Mining — 1.8%
86	Allegheny Technologies, Inc.	8,926
14	Reliance Steel & Aluminum Co.	603
13	RTI International Metals, Inc. (a)	1,095
71	Titanium Metals Corp. (a)	2,195
452	Worthington Industries, Inc.	8,668

		21,487

	Multi-Utilities — 1.6%
40	CMS Energy Corp.	670
175	Consolidated Edison, Inc.	8,473
51	Dominion Resources, Inc.	4,209
25	DTE Energy Co.	1,179
22	Energy East Corp.	532
53	TECO Energy, Inc.	902
51	WPS Resources Corp.	2,728

		18,693

	Multiline Retail — 1.6%
248	Big Lots, Inc. (a)	6,433
31	Dollar General Corp.	520
63	Nordstrom, Inc.	3,517
50	Sears Holdings Corp. (a)	8,910

		19,380

	Office Electronics — 0.6%
200	Zebra Technologies Corp., Class A (a)	6,920

	Oil, Gas & Consumable Fuels — 3.9%
4	Apache Corp.	280
157	Cheniere Energy, Inc. (a)	4,333
88	Chevron Corp.	6,420
-(h)	Exxon Mobil Corp.	6
55	Hess Corp.	2,970
8	Holly Corp.	406
39	Kinder Morgan Management LLC (a)	1,923
53	Murphy Oil Corp.	2,612
71	Peabody Energy Corp.	2,906
95	Pioneer Natural Resources Co.	3,880
58	Pogo Producing Co.	2,853
132	Quicksilver Resources, Inc. (a)	5,219
209	Range Resources Corp.	6,408
128	Southwestern Energy Co. (a)	4,926
31	XTO Energy, Inc.	1,569

		46,711

	Paper & Forest Products — 1.3%
232	Bowater, Inc.	6,341
126	Louisiana-Pacific Corp.	2,894
87	Weyerhaeuser Co.	6,561

		15,796

	Personal Products — 0.7%
135	Avon Products, Inc.	4,652
75	Estee Lauder Cos., Inc. (The), Class A	3,565

		8,217

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Pharmaceuticals — 2.1%
7	Abbott Laboratories	397
18	Allergan, Inc.	2,152
135	Bristol-Myers Squibb Co.	3,899
101	Medicis Pharmaceutical Corp., Class A	3,847
41	Mylan Laboratories, Inc.	917
-(h)	Par Pharmaceutical Cos., Inc. (a)	1
38	Pfizer, Inc.	985
138	Sepracor, Inc. (a)	7,878
60	Valeant Pharmaceuticals International	1,056
74	Wyeth	3,633

		24,765

	Real Estate Investment Trusts (REITs) — 1.4%
22	American Home Mortgage Investment Corp.	769
13	Archstone-Smith Trust	849
14	AvalonBay Communities, Inc.	2,097
6	CapitalSource, Inc.	180
15	Developers Diversified Realty Corp.	1,017
27	Equity Office Properties Trust	1,488
24	Equity Residential	1,333
43	Public Storage, Inc.	4,681
3	RAIT Financial Trust	124
19	Simon Property Group, Inc.	2,055
66	United Dominion Realty Trust, Inc.	2,161

		16,754

	Real Estate Management & Development — 0.0% (g)
-(h)	Realogy Corp. (a)	1
5	St. Joe Co. (The)	298

		299

	Road & Rail -- 0.5%
66	Avis Budget Group, Inc.	1,683
2	Con-way, Inc.	77
3	Heartland Express, Inc.	54
106	Knight Transportation, Inc.	1,989
40	Laidlaw International, Inc.	1,183
30	Landstar System, Inc.	1,270
-(h)	Werner Enterprises, Inc.	-(h	)

		6,256

	Semiconductors & Semiconductor Equipment — 2.1%
567	Advanced Micro Devices, Inc. (a)	8,812
11	Altera Corp. (a)	221
91	Analog Devices, Inc.	2,994
-(h)	Cree, Inc. (a)	-(h	)
19	FormFactor, Inc. (a)	779
-(h)	Integrated Device Technology, Inc. (a)	-(h	)
85	KLA-Tencor Corp.	4,173
196	Linear Technology Corp.	6,075
250	PMC-Sierra, Inc. (a)	1,575
-(h)	Verigy Ltd. (Singapore) (a)	-(h	)

		24,629

	Software — 3.2%
167	Activision, Inc. (a)	2,843
48	Adobe Systems, Inc. (a)	1,863
42	Advent Software, Inc. (a)	1,518
76	CA, Inc	1,877
25	Electronic Arts, Inc. (a)	1,230
2	FactSet Research Systems, Inc.	104
286	Intuit, Inc. (a)	9,000
293	Microsoft Corp.	9,032
8	NAVTEQ Corp. (a)	270

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

28	Nuance Communications, Inc. (a)	325
115	Red Hat, Inc. (a)	2,606
18	Salesforce.com, Inc. (a)	802
212	THQ, Inc. (a)	6,409
29	Transaction Systems Architects, Inc. (a)	1,046

		38,925

	Specialty Retail — 5.6%
1	Bed Bath & Beyond, Inc. (a)	90
63	Borders Group, Inc.	1,327
151	CarMax, Inc. (a)	8,657
428	Chico’s FAS, Inc. (a)	8,932
14	Children’s Place Retail Stores, Inc. (The) (a)	754
44	Dick’s Sporting Goods, Inc. (a)	2,276
144	Foot Locker, Inc.	3,222
144	GameStop Corp., Class A (a)	7,709
102	Guess?, Inc. (a)	7,319
50	Home Depot, Inc.	2,029
321	Limited Brands, Inc.	8,957
221	Tiffany & Co.	8,692
93	Tractor Supply Co. (a)	4,664
106	Urban Outfitters, Inc. (a)	2,582

		67,210

	Textiles, Apparel & Luxury Goods — 1.4%
51	Columbia Sportswear Co.	3,325
40	Fossil, Inc. (a)	903
17	Jones Apparel Group, Inc.	598
94	Liz Claiborne, Inc.	4,154
234	Quiksilver, Inc. (a)	3,328
147	Timberland Co., Class A (a)	4,426

		16,734

	Thrifts & Mortgage Finance — 2.2%
117	Astoria Financial Corp.	3,464
69	Fannie Mae	3,921
55	Freddie Mac	3,587
94	IndyMac Bancorp, Inc.	3,642
283	New York Community Bancorp, Inc.	4,775
5	People’s Bank	233
174	Sovereign Bancorp, Inc.	4,299
51	Webster Financial Corp.	2,560

		26,481

	Tobacco — 1.1%
53	Altria Group, Inc.	4,668
154	UST, Inc.	8,858

		13,526

	Trading Companies & Distributors — 0.8%
248	Fastenal Co.	9,258

	Wireless Telecommunication Services — 0.1%
31	Crown Castle International Corp. (a)	1,107
16	SBA Communications Corp., Class A (a)	484

		1,591

	Total Short Positions — 95.6% (Proceeds $1,112,668)	1,146,008

Percentages indicated are based on net assets.

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$77,107
Aggregate gross unrealized depreciation	(8,823)

Net unrealized appreciation/depreciation	$68,284

Federal income tax cost of investments	$1,147,430

Highbridge Statistical Market Neutral Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(j)	Securities are pledged with a broker as collateral for short sales.

JPMorgan Market Neutral Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long Positions — 99.4%
	Common Stocks — 95.2% (j)
	Aerospace & Defense — 0.8%
2	Goodrich Corp.	90
1	United Technologies Corp.	75

		165

	Auto Components — 0.9%
2	Johnson Controls, Inc.	185

	Beverages — 0.3%
1	Coca-Cola Co. (The)	50

	Biotechnology — 1.2%
3	Amgen, Inc. (a)	197
-(h)	MedImmune, Inc. (a)	2
1	Vertex Pharmaceuticals, Inc. (a)	33

		232

	Capital Markets — 3.2%
1	Franklin Resources, Inc.	125
2	Morgan Stanley	186
2	State Street Corp.	125
10	TD AMERITRADE Holding Corp. (a)	184

		620

	Chemicals — 6.1%
1	Air Products & Chemicals, Inc.	108
1	Dow Chemical Co. (The)	33
4	PPG Industries, Inc.	232
7	Praxair, Inc.	438
7	Rohm & Haas Co.	383

		1,194

	Commercial Banks — 5.4%
1	City National Corp.	43
2	Comerica, Inc.	125
2	Marshall & Ilsley Corp.	108
2	SunTrust Banks, Inc.	175
6	TCF Financial Corp.	152
4	U.S. Bancorp	155
6	UCBH Holdings, Inc.	116
2	Wachovia Corp.	85
3	Wells Fargo & Co.	106

		1,065

	Communications Equipment — 4.5%
4	Cisco Systems, Inc. (a)	109
15	Corning, Inc. (a)	314
3	Juniper Networks, Inc. (a)	50
3	Motorola, Inc.	59
7	QUALCOMM, Inc.	279
7	Tellabs, Inc. (a)	70

		881

	Consumer Finance — 0.5%
1	Capital One Financial Corp.	105

	Diversified Financial Services — 3.1%
4	Bank of America Corp.	187
3	CIT Group, Inc.	203
4	Citigroup, Inc.	210

		600

	Diversified Telecommunication Services — 0.2%
1	Verizon Communications, Inc.	48

	Electric Utilities — 3.8%
2	American Electric Power Co., Inc.	96
6	Edison International	249
6	Northeast Utilities	166
14	Sierra Pacific Resources (a)	235

		746

	Energy Equipment & Services — 1.7%
1	Baker Hughes, Inc.	55
2	Halliburton Co.	62
3	Nabors Industries Ltd. (Bermuda) (a)	79
1	Schlumberger Ltd.	76
2	Weatherford International Ltd. (Bermuda) (a)	67

		339

	Food & Staples Retailing — 1.8%
4	Safeway, Inc.	132
4	SUPERVALU, Inc.	161
2	SYSCO Corp.	60

		353

	Food Products — 2.4%
2	General Mills, Inc.	115

JPMorgan Market Neutral Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

2	Kellogg Co.	118
5	Wm. Wrigley, Jr., Co.	247

		480

	Health Care Equipment & Supplies — 0.5%
2	Baxter International, Inc.	97

	Health Care Providers & Services — 0.9%
1	Aetna, Inc.	38
2	McKesson Corp.	92
1	WellPoint, Inc. (a)	43

		173

	Hotels, Restaurants & Leisure — 0.6%
1	Carnival Corp.	54
2	Hilton Hotels Corp.	64

		118

	Household Durables — 1.4%
1	Centex Corp.	54
6	Toll Brothers, Inc. (a)	216

		270

	Household Products — 1.9%
6	Procter & Gamble Co.	373

	Industrial Conglomerates — 0.8%
3	General Electric Co.	94
1	Textron, Inc.	70

		164

	Insurance — 6.8%
4	AMBAC Financial Group, Inc.	383
2	Assurant, Inc.	97
6	Bristol West Holdings, Inc.	91
1	Chubb Corp. (The)	62
6	Genworth Financial, Inc.	222
1	Hartford Financial Services Group, Inc.	119
2	MBIA, Inc.	140
1	Prudential Financial, Inc.	94
2	RenaissanceRe Holdings Ltd. (Bermuda)	123

		1,331

	Internet Software & Services — 0.8%
2	eBay, Inc. (a)	76
-(h)	Google, Inc., Class A (a)	50
1	Yahoo!, Inc. (a)	40

		166

	IT Services — 0.6%
1	Affiliated Computer Services, Inc., Class A (a)	49
1	Infosys Technologies Ltd. ADR (India)	67

		116

	Machinery — 1.2%
1	Danaher Corp.	100
1	Eaton Corp.	82
1	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	62

		244

	Media — 0.8%
1	E.W. Scripps Co., Class A	25
1	Gannett Co., Inc.	81
3	News Corp., Class A	58

		164

	Metals & Mining — 2.2%
7	Alcan, Inc. (Canada)	344
1	United States Steel Corp.	92

		436

	Multi-Utilities — 2.1%
6	CMS Energy Corp. (a)	104
2	DTE Energy Co.	102
9	Xcel Energy, Inc.	208

		414

	Multiline Retail — 1.4%
1	J.C. Penney Co., Inc.	77
2	Kohl’s Corp. (a)	149
1	Target Corp.	52

		278

	Oil, Gas & Consumable Fuels — 2.4%
1	Apache Corp.	102
-(h)	Devon Energy Corp.	3
2	Hess Corp.	124
-(h)	Marathon Oil Corp.	36
2	Occidental Petroleum Corp.	107
2	XTO Energy, Inc.	91

		463

	Paper & Forest Products — 1.5%
4	Weyerhaeuser Co.	285

	Pharmaceuticals — 4.9%
3	Abbott Laboratories	148
3	Adolor Corp. (a)	23

JPMorgan Market Neutral Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

4	Merck & Co., Inc.	197
7	Schering-Plough Corp.	184
4	Sepracor, Inc. (a)	205
4	Wyeth	213

		970

	Real Estate Investment Trusts (REITs) — 12.5%
2	Alexandria Real Estate Equities, Inc.	206
5	Apartment Investment & Management Co.	319
4	Archstone-Smith Trust	237
1	Boston Properties, Inc.	176
2	CBL & Associates Properties, Inc.	99
10	Education Realty Trust, Inc.	150
3	Hospitality Properties Trust	127
6	Host Hotels & Resorts, Inc.	155
6	Nationwide Health Properties, Inc.	183
5	Pennsylvania Real Estate Investment Trust	198
3	Post Properties, Inc.	141
5	ProLogis	351
1	SL Green Realty Corp.	103

		2,445

	Road & Rail — 3.1%
8	CSX Corp.	303
6	Norfolk Southern Corp.	313

		616

	Semiconductors & Semiconductor Equipment — 4.0%
2	Broadcom Corp., Class A (a)	48
2	KLA-Tencor Corp.	101
5	Linear Technology Corp.	152
8	LSI Logic Corp. (a)	78
4	Marvell Technology Group Ltd. (Bermuda) (a)	65
8	PMC-Sierra, Inc. (a)	50
12	Xilinx, Inc.	282

		776

	Software — 0.5%
3	Microsoft Corp.	91

	Specialty Retail — 2.4%
1	Abercrombie & Fitch Co.	84
6	Advance Auto Parts, Inc.	209
7	Staples, Inc.	172

		465

	Textiles, Apparel & Luxury Goods — 0.7%
3	Coach, Inc. (a)	128

	Thrifts & Mortgage Finance — 1.1%
1	Countrywide Financial Corp.	61
2	MGIC Investment Corp.	145

		206

	Tobacco — 2.0%
4	Altria Group, Inc.	385

	Trading Companies & Distributors — 0.6%
2	GATX Corp.	109

	Wireless Telecommunication Services — 1.6%
8	Crown Castle International Corp. (a)	265
2	Sprint Nextel Corp.	42

		307

	Total Common Stocks (Cost $15,079)	18,653

	Short-Term Investments — 4.2%

Principal Amount ($)

	U.S. Government Agency — 0.1%
20	U.S. Treasury Note, 3.63%, 06/30/07 (k) (Cost $20)	20

Shares

	Investment Company — 4.1%
811	JPMorgan Prime Money Market Fund (b) (Cost $811)	811

	Total Short-Term Investments (Cost $831)	831

	Total Long Positions — 99.4% (Cost $15,910)	19,484
	Other Assets in Excess of Liabilities — 0.6%	121

	NET ASSETS — 100.0%	$19,605

Shares

	Short Positions — 94.9%
	Common Stocks — 94.9%
	Aerospace & Defense — 1.4%
1	Boeing Co.	76
2	Raytheon Co.	78
2	Rockwell Collins, Inc.	113

		267

JPMorgan Market Neutral Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Air Freight & Logistics — 0.5%
-(h)	FedEx Corp.	33
1	United Parcel Service, Inc., Class B	69

		102

	Automobiles — 0.6%
3	General Motors Corp.	108

	Beverages — 0.9%
4	Anheuser-Busch Cos., Inc.	181

	Biotechnology — 0.8%
5	Human Genome Sciences, Inc. (a)	53
7	Trimeris, Inc. (a)	98

		151

	Building Products — 0.9%
6	Masco Corp.	182

	Capital Markets — 4.8%
6	Charles Schwab Corp. (The)	114
3	Federated Investors, Inc., Class B	99
5	Janus Capital Group, Inc.	111
1	Legg Mason, Inc.	63
3	Lehman Brothers Holdings, Inc.	226
1	Merrill Lynch & Co., Inc.	131
2	Northern Trust Corp.	118
2	T. Rowe Price Group, Inc.	79

		941

	Chemicals — 5.5%
2	H.B. Fuller Co.	54
9	Huntsman Corp. (a)	188
6	Lyondell Chemical Co.	184
2	Nalco Holding Co. (a)	53
5	Nova Chemicals Corp. (Canada)	150
16	PolyOne Corp. (a)	119
10	Westlake Chemical Corp.	325

		1,073

	Commercial Banks — 5.3%
4	Associated Banc-Corp.	130
5	BancorpSouth, Inc.	124
2	Commerce Bancorp, Inc.	68
1	Cullen/Frost Bankers, Inc.	70
3	East-West Bancorp, Inc.	104
7	Fulton Financial Corp.	113
2	Hancock Holding Co.	75
-(h)	M&T Bank Corp.	24
5	UMB Financial Corp.	164
3	Valley National Bancorp	86
2	Wilmington Trust Corp.	71

		1,029

	Commercial Services & Supplies — 0.6%
1	Republic Services, Inc.	46
2	Waste Management, Inc.	72

		118

	Communications Equipment — 1.4%
3	Avaya, Inc. (a)	42
2	Ciena Corp. (a)	56
3	JDS Uniphase Corp. (a)	54
4	Nortel Networks Corp. (Canada) (a)	114

		266

	Computers & Peripherals — 0.5%
2	Dell, Inc. (a)	58
1	Lexmark International, Inc., Class A (a)	47

		105

	Containers & Packaging — 0.2%
4	Smurfit-Stone Container Corp. (a)	46

	Diversified Financial Services — 0.2%
1	Moody’s Corp.	47

	Electric Utilities — 2.5%
1	Entergy Corp.	135
3	Exelon Corp.	168
13	Reliant Energy, Inc. (a)	188

		491

	Electrical Equipment — 0.3%
2	Emerson Electric Co.	67

	Electronic Equipment & Instruments — 0.7%
3	Agilent Technologies, Inc. (a)	88
1	CDW Corp.	51

		139

	Energy Equipment & Services — 1.7%
2	GlobalSantaFe Corp. (Cayman Islands)	122
5	Patterson-UTI Energy, Inc.	114
1	Transocean, Inc. (Cayman Islands) (a)	97

		333

JPMorgan Market Neutral Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Food & Staples Retailing — 3.0%
1	Costco Wholesale Corp.	67
7	Kroger Co. (The)	166
4	Wal-Mart Stores, Inc.	169
2	Walgreen Co.	73
3	Whole Foods Market, Inc.	117

		592

	Food Products — 4.6%
2	Archer-Daniels-Midland Co.	75
12	ConAgra Foods, Inc.	314
3	H.J. Heinz Co.	127
2	Hershey Co. (The)	112
16	Sara Lee Corp.	275

		903

	Health Care Equipment & Supplies — 1.7%
3	Boston Scientific Corp. (a)	63
3	Edwards Lifesciences Corp. (a)	128
1	Medtronic, Inc.	35
3	St. Jude Medical, Inc. (a)	113

		339

	Health Care Providers & Services — 0.4%
-(h)	Laboratory Corp. of America Holdings (a)	33
7	Tenet Healthcare Corp. (a)	47

		80

	Hotels, Restaurants & Leisure — 0.9%
2	PF Chang’s China Bistro, Inc. (a)	61
2	Starbucks Corp. (a)	53
1	Yum! Brands, Inc.	66

		180

	Household Durables — 1.7%
1	Black & Decker Corp.	100
3	KB Home	149
1	Mohawk Industries, Inc. (a)	83

		332

	Household Products — 1.5%
4	Kimberly-Clark Corp.	285

	Independent Power Producers & Energy Traders — 1.8%
3	Constellation Energy Group, Inc.	221
2	TXU Corp.	130

		351

	Insurance — 7.4%
8	American International Group, Inc.	517
3	Brown & Brown, Inc.	88
3	Infinity Property & Casualty Corp.	139
1	Markel Corp. (a)	242
5	Marsh & McLennan Cos., Inc.	139
4	Principal Financial Group, Inc.	216
3	Willis Group Holdings Ltd. (United Kingdom)	118

		1,459

	IT Services — 2.0%
3	Accenture Ltd., Class A (Bermuda)	108
4	Electronic Data Systems Corp.	92
2	MasterCard, Inc., Class A	184

		384

	Machinery — 0.7%
2	PACCAR, Inc.	130

	Media — 1.1%
3	Interpublic Group of Cos., Inc. (a)	43
1	McGraw-Hill Cos., Inc. (The)	60
5	Time Warner, Inc.	111

		214

	Metals & Mining — 2.4%
4	Freeport-McMoRan Copper & Gold, Inc., Class B	253
2	Nucor Corp.	142
2	Schnitzer Steel Industries, Inc.	73

		468

	Multi-Utilities — 1.6%
7	CenterPoint Energy, Inc.	127
3	NiSource, Inc.	81
7	TECO Energy, Inc.	113

		321

	Multiline Retail — 0.3%
2	Federated Department Stores, Inc.	62

	Office Electronics — 0.2%
3	Xerox Corp. (a)	48

	Oil, Gas & Consumable Fuels — 3.0%
3	Aventine Renewable Energy Holdings, Inc. (a)	54
2	Chesapeake Energy Corp.	65
2	Chevron Corp.	153
1	Exxon Mobil Corp.	100
2	Pioneer Natural Resources Co.	70
1	Tesoro Corp.	91

JPMorgan Market Neutral Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

3	VeraSun Energy Corp.	46

		579

	Paper & Forest Products — 1.0%
3	International Paper Co.	91
5	Louisiana-Pacific Corp.	112

		203

	Pharmaceuticals — 4.3%
5	Bristol-Myers Squibb Co.	131
3	Eli Lilly & Co.	143
5	Johnson & Johnson	361
3	King Pharmaceuticals, Inc. (a)	52
6	Pfizer, Inc.	157

		844

	Real Estate Investment Trusts (REITs) — 13.0%
5	American Campus Communities, Inc.	150
9	BioMed Realty Trust, Inc.	279
2	Camden Property Trust	141
3	Colonial Properties Trust	128
3	Equity Residential	189
1	Essex Property Trust, Inc.	159
3	Federal Realty Investment Trust	252
1	General Growth Properties, Inc.	80
2	Healthcare Realty Trust, Inc.	93
2	Kimco Realty Corp.	89
7	Maguire Properties, Inc.	313
2	PS Business Parks, Inc.	128
3	Public Storage, Inc.	375
3	Sovran Self Storage, Inc.	180

		2,556

	Regional Banks — 0.3%
3	Seacoast Banking Corp. of Florida	61

	Road & Rail — 3.1%
15	Heartland Express, Inc.	246
13	Knight Transportation, Inc.	242
6	Werner Enterprises, Inc.	118

		606

	Semiconductors & Semiconductor Equipment — 5.3%
4	Analog Devices, Inc.	124
6	Intel Corp.	123
2	Lam Research Corp. (a)	78
6	Microchip Technology, Inc.	207
19	Micron Technology, Inc. (a)	252
4	Novellus Systems, Inc. (a)	114
6	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	61
5	Teradyne, Inc. (a)	71

		1,030

	Specialty Retail — 2.0%
1	AutoZone, Inc. (a)	107
5	Gap, Inc. (The)	86
2	Home Depot, Inc.	75
1	Lowe’s Cos., Inc.	37
3	RadioShack Corp.	55
1	Tiffany & Co.	34

		394

	Thrifts & Mortgage Finance — 1.7%
4	Astoria Financial Corp.	108
1	BankUnited Financial Corp., Class A	36
1	Downey Financial Corp.	61
3	Sovereign Bancorp, Inc.	77
1	Webster Financial Corp.	57

		339

	Wireless Telecommunication Services — 1.1%
1	ALLTEL Corp.	68
4	American Tower Corp., Class A (a)	139

		207

	Total Short Positions — 94.9% (Proceeds $17,531)	$18,613

Percentages indicated are based on net assets.

Futures Contracts
(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 01/31/07 (USD)	Unrealized Depreciation (USD)

	Short Futures Outstanding
(1)	S&P 500 Index	March, 2007	$(72)	-(h	)

JPMorgan Market Neutral Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,667
Aggregate gross unrealized depreciation	(93)

Net unrealized appreciation/depreciation	$3,574

Federal income tax cost of investments	$15,910

Abbreviations:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(h)	Amount rounds to less than one thousand.

(j)	Securities are pledged with a broker as collateral for short sales.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

ADR	American Depositary Receipt
USD	United States Dollar

JPMorgan Tax Aware Diversified Equity Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.5%
	Common Stocks — 99.5%
	Aerospace & Defense — 4.1%
18	Lockheed Martin Corp.	1,731
37	Northrop Grumman Corp.	2,632
25	Raytheon Co.	1,285
52	United Technologies Corp.	3,562

		9,210

	Air Freight & Logistics — 0.1%
2	FedEx Corp.	258

	Auto Components — 1.3%
31	Johnson Controls, Inc.	2,840

	Beverages — 1.1%
38	PepsiCo, Inc.	2,475

	Biotechnology — 2.4%
52	Amgen, Inc. (a)	3,630
28	Gilead Sciences, Inc. (a)	1,825

		5,455

	Capital Markets — 3.5%
16	E*Trade Financial Corp. (a)	381
19	Goldman Sachs Group, Inc. (The)	3,932
2	Mellon Financial Corp.	85
6	Merrill Lynch & Co., Inc.	531
15	Morgan Stanley	1,233
23	State Street Corp.	1,633

		7,795

	Chemicals — 1.8%
12	Air Products & Chemicals, Inc.	929
11	Dow Chemical Co. (The)	436
6	PPG Industries, Inc.	379
22	Praxair, Inc.	1,374
16	Rohm & Haas Co.	843

		3,961

	Commercial Banks — 3.8%
9	Comerica, Inc.	516
3	Compass Bancshares, Inc.	208
95	U.S. Bancorp	3,384
30	Wachovia Corp.	1,681
77	Wells Fargo & Co.	2,763

		8,552

	Communications Equipment — 5.0%
175	Cisco Systems, Inc. (a)	4,643
121	Corning, Inc. (a)	2,518
5	Juniper Networks, Inc. (a)	95
48	Motorola, Inc.	946
83	QUALCOMM, Inc.	3,138

		11,340

	Computers & Peripherals — 3.6%
7	Dell, Inc. (a)	179
54	Hewlett-Packard Co.	2,325
41	International Business Machines Corp.	4,095
12	NCR Corp. (a)	559
5	Network Appliance, Inc. (a)	186
116	Sun Microsystems, Inc. (a)	767

		8,111

	Consumer Finance — 1.2%
32	Capital One Financial Corp.	2,611

	Containers & Packaging — 0.2%
8	Temple-Inland, Inc.	406

	Diversified Financial Services — 6.5%
121	Bank of America Corp.	6,341
22	CIT Group, Inc.	1,295
126	Citigroup, Inc.	6,921

		14,557

JPMorgan Tax Aware Diversified Equity Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Diversified Telecommunication Services — 3.1%
107	AT&T, Inc.	4,042
3	Embarq Corp.	153
71	Verizon Communications, Inc.	2,731

		6,926

	Electric Utilities — 1.2%
8	American Electric Power Co., Inc.	335
25	Edison International	1,125
9	FPL Group, Inc.	511
17	Pinnacle West Capital Corp.	819

		2,790

	Energy Equipment & Services — 0.8%
15	Baker Hughes, Inc.	1,011
10	Cameron International Corp. (a)	544
1	GlobalSantaFe Corp.	81
5	Halliburton Co.	145

		1,781

	Food & Staples Retailing — 0.9%
43	Wal-Mart Stores, Inc.	2,057

	Food Products — 0.1%
8	Archer-Daniels-Midland Co.	262

	Health Care Equipment & Supplies — 0.9%
28	Baxter International, Inc.	1,392
5	Becton, Dickinson & Co.	398
6	Biomet, Inc.	237

		2,027

	Health Care Providers & Services — 3.2%
51	Aetna, Inc.	2,142
15	Cigna Corp.	1,997
5	McKesson Corp.	301
37	WellPoint, Inc. (a)	2,865

		7,305

	Hotels, Restaurants & Leisure — 1.7%
26	Carnival Corp.	1,328
9	Hilton Hotels Corp.	330
35	McDonald’s Corp.	1,545
4	Starwood Hotels & Resorts Worldwide, Inc.	237
7	Yum! Brands, Inc.	436

		3,876

	Household Durables — 0.5%
19	Centex Corp.	1,000
6	Pulte Homes, Inc.	211

		1,211

	Household Products — 3.1%
110	Procter & Gamble Co.	7,115

	Independent Power Producers & Energy Traders — 0.1%
5	Constellation Energy Group, Inc.	348

	Industrial Conglomerates — 3.5%
145	General Electric Co.	5,234
83	Tyco International Ltd. (Bermuda)	2,648

		7,882

	Insurance — 5.0%
8	Allstate Corp. (The)	508
27	AMBAC Financial Group, Inc.	2,352
18	American International Group, Inc.	1,214
12	Assurant, Inc.	687
14	Genworth Financial, Inc., Class A	496
23	Hartford Financial Services Group, Inc.	2,185
16	MBIA, Inc.	1,132
15	MetLife, Inc.	931
4	Protective Life Corp.	206
18	St. Paul Travelers Cos., Inc. (The)	898
10	Torchmark Corp.	623

		11,232

	Internet Software & Services — 1.3%
43	eBay, Inc. (a)	1,407
3	Google, Inc., Class A (a)	1,616

		3,023

	Machinery — 1.1%
5	Danaher Corp.	380
1	Deere & Co.	65
19	Eaton Corp.	1,527
9	Illinois Tool Works, Inc.	471

		2,443

JPMorgan Tax Aware Diversified Equity Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Media — 4.0%
5	CBS Corp., Class B	143
22	Comcast Corp., Special Class A (a)	956
16	DIRECTV Group, Inc. (The) (a)	392
8	E.W. Scripps Co., Class A	383
8	Gannett Co., Inc.	463
1	Idearc, Inc. (a)	18
177	News Corp., Class A	4,114
42	Time Warner, Inc.	919
5	Viacom, Inc., Class B (a)	215
41	Walt Disney Co. (The)	1,438

		9,041

	Metals & Mining — 1.3%
28	Alcoa, Inc.	905
26	United States Steel Corp.	2,144

		3,049

	Multi-Utilities — 2.1%
24	CMS Energy Corp. (a)	406
17	Dominion Resources, Inc.	1,397
45	PG&E Corp.	2,084
40	Xcel Energy, Inc.	934

		4,821

	Multiline Retail — 2.3%
16	Federated Department Stores, Inc.	653
20	J.C. Penney Co., Inc.	1,594
7	Kohl’s Corp. (a)	493
39	Target Corp.	2,368

		5,108

	Oil, Gas & Consumable Fuels — 8.2%
15	Anadarko Petroleum Corp.	655
47	Chevron Corp.	3,404
37	ConocoPhillips	2,464
42	Devon Energy Corp.	2,953
120	Exxon Mobil Corp.	8,928

		18,404

	Pharmaceuticals — 6.0%
40	Abbott Laboratories	2,125
17	Johnson & Johnson	1,142
49	Merck & Co., Inc.	2,189
95	Pfizer, Inc.	2,503
68	Schering-Plough Corp.	1,691
16	Sepracor, Inc. (a)	924
59	Wyeth	2,920

		13,494

	Real Estate Investment Trusts (REITs) — 0.9%
7	Hospitality Properties Trust	356
25	Host Hotels & Resorts, Inc.	672
15	ProLogis	968

		1,996

	Road & Rail — 1.4%
10	Burlington Northern Santa Fe Corp.	804
30	CSX Corp.	1,091
26	Norfolk Southern Corp.	1,273

		3,168

	Semiconductors & Semiconductor Equipment — 1.5%
71	Altera Corp. (a)	1,428
19	Broadcom Corp., Class A (a)	617
27	Intel Corp.	568
10	Intersil Corp., Class A	235
7	Linear Technology Corp.	211
11	Maxim Integrated Products, Inc.	333

		3,392

	Software — 3.8%
192	Microsoft Corp.	5,934
148	Oracle Corp. (a)	2,539

		8,473

	Specialty Retail — 1.4%
10	Abercrombie & Fitch Co.	770
17	Bed Bath & Beyond, Inc. (a)	709

JPMorgan Tax Aware Diversified Equity Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

23	Home Depot, Inc.	933
20	Lowe’s Cos., Inc.	680

		3,092

	Textiles, Apparel & Luxury Goods — 1.1%
8	Coach, Inc. (a)	344
21	Nike, Inc., Class B	2,090

		2,434

	Thrifts & Mortgage Finance — 1.1%
51	Countrywide Financial Corp.	2,234
7	Washington Mutual, Inc.	332

		2,566

	Tobacco — 2.7%
69	Altria Group, Inc.	6,018

	Wireless Telecommunication Services — 0.6%
8	American Tower Corp., Class A (a)	302
55	Sprint Nextel Corp.	985

		1,287

	Total Common Stocks (Cost $124,534)	224,192

No. of Warrants

	Warrant — 0.0% (g)
	Communications Equipment — 0.0% (g)
-(h)	Alcatel-Lucent, expiring 12/10/07 (a) (Cost $0)	-(h)

	Total Long-Term Investments (Cost $124,534)	224,192

Shares

	Short-Term Investment — 0.4%
	Investment Company — 0.4%
981	JPMorgan Prime Money Market Fund (b) (Cost $981)	981

	Total Investments — 99.9% (Cost $125,515)	225,173
	Other Assets in Excess of Liabilities — 0.1%	180

	NET ASSETS — 100.0%	$225,353

Percentages indicated are based on net assets.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$99,669
Aggregate gross unrealized depreciation		(11)

Net unrealized appreciation/depreciation		$99,658

Federal income tax cost of investments		$125,515

JPMorgan Tax Aware Core Equity Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 98.7%
	Common Stocks — 98.7%
	Aerospace & Defense — 4.7%
31	Boeing Co.	2,791
57	Raytheon Co.	2,964
44	United Technologies Corp.	2,968

		8,723

	Air Freight & Logistics — 0.9%
15	FedEx Corp.	1,655

	Auto Components — 1.3%
27	Johnson Controls, Inc.	2,485

	Beverages — 1.8%
49	Coca-Cola Co. (The)	2,338
12	Molson Coors Brewing Co., Class B	962

		3,300

	Biotechnology — 1.2%
31	Amgen, Inc. (a)	2,151

	Capital Markets — 2.4%
11	Goldman Sachs Group, Inc. (The)	2,279
27	Morgan Stanley	2,233

		4,512

	Chemicals — 1.4%
41	Praxair, Inc.	2,577

	Commercial Banks — 2.1%
50	U.S. Bancorp	1,790
39	Wachovia Corp.	2,208

		3,998

	Commercial Services & Supplies — 0.5%
22	Waste Management, Inc.	839

	Communications Equipment — 4.1%
78	Cisco Systems, Inc. (a)	2,065
110	Corning, Inc. (a)	2,297
74	Motorola, Inc.	1,474
47	QUALCOMM, Inc.	1,774

		7,610

	Computers & Peripherals — 6.1%
10	Apple, Inc. (a)	845
117	Dell, Inc. (a)	2,848
97	Hewlett-Packard Co.	4,202
35	International Business Machines Corp.	3,453

		11,348

	Consumer Finance — 1.3%
41	American Express Co.	2,381

	Diversified Financial Services — 7.4%
105	Bank of America Corp.	5,524
23	CIT Group, Inc.	1,351
125	Citigroup, Inc.	6,885

		13,760

	Diversified Telecommunication Services — 1.5%
72	Verizon Communications, Inc.	2,782

	Electric Utilities — 2.6%
29	American Electric Power Co., Inc.	1,263
71	Duke Energy Corp.	1,393
47	Edison International	2,113

		4,769

	Energy Equipment & Services — 0.8%
24	Schlumberger Ltd.	1,524

	Food & Staples Retailing — 4.5%
36	CVS Corp.	1,200
53	Safeway, Inc.	1,922
111	Wal-Mart Stores, Inc.	5,294

		8,416

	Health Care Equipment & Supplies — 0.7%
26	Baxter International, Inc.	1,275

	Health Care Providers & Services — 3.0%
50	Cardinal Health, Inc.	3,590
26	WellPoint, Inc. (a)	2,052

		5,642

	Hotels, Restaurants & Leisure — 4.0%
94	McDonald’s Corp.	4,165
42	Royal Caribbean Cruises Ltd.	1,887
47	Wyndham Worldwide Corp. (a)	1,466

		7,518

JPMorgan Tax Aware Core Equity Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Household Durables — 0.2%
5	Whirlpool Corp.	417

	Household Products — 1.1%
32	Procter & Gamble Co.	2,080

	Industrial Conglomerates — 3.8%
132	General Electric Co.	4,752
70	Tyco International Ltd. (Bermuda)	2,244

		6,996

	Insurance — 5.5%
38	Allstate Corp. (The)	2,284
15	AMBAC Financial Group, Inc.	1,356
68	Genworth Financial, Inc., Class A	2,356
22	Hartford Financial Services Group, Inc.	2,105
44	St. Paul Travelers Cos., Inc. (The)	2,220

		10,321

	Internet Software & Services — 1.1%
72	Yahoo!, Inc. (a)	2,038

	IT Services — 0.6%
31	Accenture Ltd., Class A (Bermuda)	1,187

	Media — 4.2%
88	Comcast Corp., Special Class A (a)	3,814
185	Time Warner, Inc.	4,037

		7,851

	Multiline Retail — 0.9%
22	J.C. Penney Co., Inc.	1,768

	Oil, Gas & Consumable Fuels — 7.7%
31	Chevron Corp.	2,256
16	Devon Energy Corp.	1,135
150	El Paso Corp.	2,331
66	Exxon Mobil Corp.	4,876
15	Marathon Oil Corp.	1,375
50	Occidental Petroleum Corp.	2,322

		14,295

	Pharmaceuticals — 7.8%
42	Abbott Laboratories	2,236
26	Johnson & Johnson	1,722
46	Merck & Co., Inc.	2,067
173	Pfizer, Inc.	4,528
14	Sepracor, Inc. (a)	814
66	Wyeth	3,254

		14,621

	Road & Rail — 1.4%
53	Norfolk Southern Corp.	2,624

	Semiconductors & Semiconductor Equipment — 0.9%
55	Linear Technology Corp.	1,715

	Software — 4.0%
195	Microsoft Corp.	6,010
85	Oracle Corp. (a)	1,467

		7,477

	Specialty Retail — 1.2%
53	Home Depot, Inc.	2,169

	Textiles, Apparel & Luxury Goods — 0.3%
8	V.F. Corp.	602

	Thrifts & Mortgage Finance — 2.3%
41	Freddie Mac	2,661
35	Washington Mutual, Inc.	1,578

		4,239

	Tobacco — 2.7%
58	Altria Group, Inc.	5,101

	Wireless Telecommunication Services — 0.7%
77	Sprint Nextel Corp.	1,377

	Total Common Stocks (Cost $130,577)	184,143

	Short-Term Investment — 1.0%
	Investment Company — 1.0%
1,908	JPMorgan Prime Money Market Fund (b) (Cost $1,908)	1,908

	Total Investments — 99.7% (Cost $132,485)	186,051
	Other Assets In Excess of Liabilities — 0.3%	519

	NET ASSETS — 100.0%	$186,570

JPMorgan Tax Aware Core Equity Fund

Schedule of Portfolio Investments
As of January 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a) Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

As of January 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,970
Aggregate gross unrealized depreciation	(404)

Net unrealized appreciation/depreciation	$53,566

Federal income tax cost of investments	$132,485

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

March 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

March 23, 2007

By:	/s/____________________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

March 23, 2007